UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09637
Name of Fund:
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Event Driven Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
05/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.48%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 35.02%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	35.02%	14.14%	15.88%
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Annual Shareholder Report — May 31, 2026
MALRX-05/26-AR

BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.73%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 34.67%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	34.67%	13.86%	15.58%
Investor A Shares (with sales charge)	27.60	12.64	14.96
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Annual Shareholder Report — May 31, 2026
MDLRX-05/26-AR

BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.48%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 33.61%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	33.61%	13.00%	14.88%
Investor C Shares (with sales charge)	32.61	13.00	14.88
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Annual Shareholder Report — May 31, 2026
MCLRX-05/26-AR

BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.43%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 35.08%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	35.08%	14.20%	15.93%
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Annual Shareholder Report — May 31, 2026
MLRKX-05/26-AR

BlackRock Advantage Large Cap Core Fund

Class R Shares | MRLRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$115	0.98%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 34.30%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	34.30%	13.57%	15.29%
Russell 1000 Index	28.85	13.33	15.38
Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class R Shares | MRLRX
Annual Shareholder Report — May 31, 2026
MRLRX-05/26-AR

BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.54%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 33.07%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	33.07%	11.70%	12.64%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Annual Shareholder Report — May 31, 2026
MALVX-05/26-AR

BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$92	0.79%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 32.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.76%	11.42%	12.36%
Investor A Shares (with sales charge)	25.79	10.23	11.75
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Annual Shareholder Report — May 31, 2026
MDLVX-05/26-AR

BlackRock Advantage Large Cap Value Fund

Investor C Shares | MCLVX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$178	1.54%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 31.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	31.76%	10.58%	11.69%
Investor C Shares (with sales charge)	30.76	10.58	11.69
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor C Shares | MCLVX
Annual Shareholder Report — May 31, 2026
MCLVX-05/26-AR

BlackRock Advantage Large Cap Value Fund

Class K Shares | MLVKX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$57	0.49%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 33.16%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	33.16%	11.75%	12.69%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class K Shares | MLVKX
Annual Shareholder Report — May 31, 2026
MLVKX-05/26-AR

BlackRock Advantage Large Cap Value Fund

Class R Shares | MRLVX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$121	1.04%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 32.47%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	32.47%	11.15%	12.07%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37
Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class R Shares | MRLVX
Annual Shareholder Report — May 31, 2026
MRLVX-05/26-AR

BlackRock Event Driven Equity Fund

Institutional Shares | BILPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.19%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 5.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.76%	3.27%	4.81%
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Institutional Shares | BILPX
Annual Shareholder Report — May 31, 2026
BILPX-05/26-AR

BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$147	1.43%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 5.50%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.50%	3.02%	4.56%
Investor A Shares (with sales charge)	(0.04)	1.91	4.00
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Annual Shareholder Report — May 31, 2026
BALPX-05/26-AR

BlackRock Event Driven Equity Fund

Investor C Shares | BCLPX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$224	2.19%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 4.54%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.54%	2.23%	3.94%
Investor C Shares (with sales charge)	3.54	2.23	3.94
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32
Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor C Shares | BCLPX
Annual Shareholder Report — May 31, 2026
BCLPX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Fund	$31,518	$31,365	$0	$0	$19,300	$19,300	$208	$388
BlackRock Advantage Large Cap Value Fund	$31,518	$31,365	$0	$0	$15,300	$15,300	$208	$388
BlackRock Event Driven Equity Fund	$42,024	$41,820	$0	$0	$29,000	$29,000	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Large Cap Core Fund	$19,508	$19,688
BlackRock Advantage Large Cap Value Fund	$15,508	$15,688

BlackRock Event Driven Equity Fund	$29,208	$29,388

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
●BlackRock Advantage International Fund
●BlackRock Advantage Large Cap Growth Fund
●BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.
●BlackRock Advantage Large Cap Core Fund
●BlackRock Advantage Large Cap Value Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments
3

Schedule of Investments
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
AGL Energy Ltd.	2,150,065	$ 13,232,254
APA Group	940,597	6,806,066
Aristocrat Leisure Ltd.	985,263	35,400,911
Aurizon Holdings Ltd.	1,412,497	4,250,829
BHP Group Ltd.	2,745,745	122,236,079
Brambles Ltd.	1,107	13,184
Charter Hall Group	58,964	862,967
Coles Group Ltd.	917,092	14,290,899
Commonwealth Bank of Australia	284,910	33,766,191
Computershare Ltd.	1,078,465	26,723,423
CSL Ltd.	251,611	17,474,677
Evolution Mining Ltd.	2,407,787	21,211,229
Fortescue Ltd.	3,217,219	51,671,310
Glencore PLC	5,290,100	40,233,295
GPT Group (The)	139,830	486,960
JB Hi-Fi Ltd.	15,093	806,798
Macquarie Group Ltd.	399,077	68,433,395
Mineral Resources Ltd.(a)	7,933	419,234
Mirvac Group	3,505,304	4,254,619
National Australia Bank Ltd.	587,462	15,767,867
Orica Ltd.	782,315	12,859,516
Origin Energy Ltd.	341,364	2,663,848
Perseus Mining Ltd.	716,736	2,690,057
QBE Insurance Group Ltd.	176,716	2,871,732
Ramelius Resources Ltd.	37,682	87,952
REA Group Ltd.	2,002	214,162
Regis Resources Ltd.	2,625,473	11,640,076
Rio Tinto Ltd.	242,880	32,483,863
Rio Tinto PLC	219,393	23,302,048
Rocketboots Ltd.(a)(b)	1,389	308
Sandfire Resources Ltd.(a)	51,022	721,178
Santos Ltd.	3,027,495	16,989,418
Scentre Group	37,100	101,925
Sonic Healthcare Ltd.	1,422	19,911
South32 Ltd.	121,286	420,756
Stockland	393,439	1,156,305
Telstra Group Ltd.	2,180,517	8,164,106
Transurban Group	349,180	3,755,512
Wesfarmers Ltd.	164,302	9,402,316
Westgold Resources Ltd.	834,613	3,110,863
Westpac Banking Corp.	1,539	39,792
Woodside Energy Group Ltd.	347,369	7,598,849
Worley Ltd.	39,290	365,360
		619,002,040
Austria — 0.3%
Erste Group Bank AG	192,127	22,901,030
OMV AG	25,183	1,812,174
Raiffeisen Bank International AG	19	1,091
voestalpine AG	2,319	130,871
		24,845,166
Belgium — 0.6%
Ageas SA/NV	136,622	10,585,720
Anheuser-Busch InBev SA/NV	173,453	13,887,977
Groupe Bruxelles Lambert NV	4,410	415,232
KBC Group NV	20,428	2,710,815
UCB SA	77,571	22,776,911
Umicore SA	9,935	291,968
		50,668,623
Chile — 0.0%
Antofagasta PLC	29,947	1,649,704
Security	Shares	Value
China — 0.2%
BOC Hong Kong Holdings Ltd.	1,602,000	$ 9,788,761
Mobvista, Inc.(a)(c)	1,387,000	2,873,497
Prosus NV, Class N	32,849	1,493,958
SITC International Holdings Co. Ltd.	1,556,000	6,884,889
		21,041,105
Denmark — 1.4%
Danske Bank A/S	372,672	19,602,926
Genmab A/S(a)	38,354	10,053,492
Novo Nordisk A/S, Class B	1,016,577	46,452,650
Orsted AS(a)(c)	54,045	1,377,367
Pandora A/S	63,281	5,922,382
Tryg A/S	333,622	7,841,752
Vestas Wind Systems A/S	910,570	25,548,644
		116,799,213
Finland — 0.8%
Elisa Oyj	47,538	2,280,035
Kone Oyj, Class B	91,960	5,496,511
Nokia Oyj	1,983,427	29,132,169
Nordea Bank Abp	517,474	9,914,754
Sampo Oyj, A Shares	593,337	6,262,407
Wartsila Oyj Abp	358,254	14,539,249
		67,625,125
France — 9.0%
Air Liquide SA	172,345	35,603,671
Amundi SA(c)	144	14,039
Arkema SA	810	57,207
AXA SA	2,427,059	111,919,838
BioMerieux	4,441	384,083
BNP Paribas SA	783,836	84,491,860
Bureau Veritas SA	325,657	9,850,256
Capgemini SE	2,227	264,578
Cie de Saint-Gobain SA	48,135	4,362,040
Credit Agricole SA	718,739	13,847,388
Danone SA	246,257	17,508,878
Dassault Systemes SE	345,346	7,576,696
Eiffage SA	1,362	197,119
EssilorLuxottica SA	252,640	51,063,503
Ipsen SA	68,291	12,474,662
Legrand SA	76,859	13,210,512
L’Oreal SA	111,972	49,407,379
LVMH Moet Hennessy Louis Vuitton SE	126,851	69,380,922
Nexans SA	672	123,630
Orange SA	14,122	295,370
Pernod Ricard SA	134	9,871
Publicis Groupe SA	357,669	34,797,263
Rexel SA	12,201	521,025
Safran SA	265,549	94,443,135
Schneider Electric SE	54,677	17,173,132
Societe Generale SA	372,274	30,943,843
Technip Energies NV	612	25,242
Thales SA	84,143	23,607,388
TotalEnergies SE	445,492	39,088,732
Valeo SE	17,978	276,861
Vinci SA	391,328	56,914,082
		779,834,205
Germany — 9.3%
adidas AG, Class N	107,652	20,793,583
Allianz SE, Registered Shares	227,514	100,824,237
BASF SE	399,289	23,643,028
Bayer AG, Registered Shares	13,867	589,719
Continental AG	24,408	2,017,415
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Daimler Truck Holding AG	23,684	$ 1,158,892
Deutsche Bank AG, Registered Shares	1,745,998	56,579,258
Deutsche Boerse AG, Registered Shares	29,454	8,486,044
Deutsche Post AG, Registered Shares	949,483	56,548,737
Deutsche Telekom AG, Registered Shares	3,244,002	108,917,655
Evonik Industries AG	12,306	240,997
Fresenius Medical Care AG	325,393	14,101,568
Fresenius SE & Co. KGaA	49,888	2,106,573
GEA Group AG	104,826	6,757,371
Hannover Rueck SE, Registered Shares	13,547	3,658,238
Heidelberg Materials AG	27,109	5,998,004
Infineon Technologies AG, Class N	146,315	13,872,941
KION Group AG	14,803	754,662
LEG Immobilien SE	30,497	1,980,019
Mercedes-Benz Group AG, Class N	141,930	8,617,710
Merck KGaA	39,589	6,029,171
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	25,620	13,454,880
Nemetschek SE	11,888	856,048
Nordex SE(a)	115,066	5,544,133
Rational AG	6,638	5,079,058
Rheinmetall AG	12,325	18,556,109
RWE AG	433,794	27,606,123
SAP SE	465,626	84,229,150
Siemens AG, Registered Shares	382,524	119,936,688
Siemens Energy AG	351,970	66,632,886
Siemens Healthineers AG(c)	35,207	1,430,304
Symrise AG	3,874	356,088
Talanx AG	12,981	1,552,739
Vonovia SE	683,665	17,039,448
		805,949,476
Hong Kong — 1.4%
AIA Group Ltd.	8,460,400	88,747,713
ASMPT Ltd.	50,400	1,249,862
CK Asset Holdings Ltd.	69,500	419,615
CLP Holdings Ltd.	179,000	1,746,755
Guotai Junan International Holdings Ltd.(b)	1,913,000	531,246
Link REIT	1,642,400	8,466,265
Prudential PLC	33,045	470,150
Swire Pacific Ltd., Class A	104,500	1,087,469
Techtronic Industries Co. Ltd.	975,500	14,481,883
WH Group Ltd.(c)	2,533,500	2,923,751
Wharf Real Estate Investment Co. Ltd.	142,000	435,194
		120,559,903
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	44,928
Indonesia — 0.2%
Jardine Matheson Holdings Ltd.	191,100	12,698,380
Ireland — 0.1%
Kerry Group PLC, Class A	88,333	7,568,272
Israel — 0.9%
Bank Hapoalim BM	819,891	21,022,234
Bank Leumi Le-Israel BM	626,173	15,842,823
Elbit Systems Ltd.	10,431	9,500,142
Israel Discount Bank Ltd., Class A	479,354	5,307,090
Mizrahi Tefahot Bank Ltd.	149,900	11,485,858
Nice Ltd.(a)(b)	83,891	7,574,845
Security	Shares	Value
Israel (continued)
Nova Ltd.(a)	14,841	$ 7,720,848
Tower Semiconductor Ltd.(a)	5,005	1,419,998
		79,873,838
Italy — 4.1%
A2A SpA	544,720	1,427,976
Amplifon SpA	336,449	4,222,337
Azimut Holding SpA	6,744	273,369
Banca Mediolanum SpA	24,549	566,490
Banca Monte dei Paschi di Siena SpA	315,743	3,395,855
Banco BPM SpA	142,747	2,242,719
BPER Banca SpA	22,594	305,881
Coca-Cola HBC AG	87,629	5,026,793
Enel SpA	6,456,356	72,447,961
Eni SpA	1,637,968	42,854,238
FinecoBank Banca Fineco SpA	29,928	730,219
Generali	355,799	16,023,486
Intesa Sanpaolo SpA	10,965,944	74,108,607
Leonardo SpA	149,326	9,482,961
MFE-MediaForEurope NV, Class A	23	81
MFE-MediaForEurope NV, Class B	2	9
Poste Italiane SpA	257,526	7,604,973
Prysmian SpA	117,116	20,175,228
Saipem SpA	126,724	608,979
Snam SpA	1,723,407	12,595,800
Terna - Rete Elettrica Nazionale	446,546	5,130,438
UniCredit SpA	913,769	78,866,479
Unipol Assicurazioni SpA	16,370	404,721
		358,495,600
Japan — 24.0%
Advantest Corp.	355,000	58,040,908
Aeon Co. Ltd.	19,400	169,498
AGC, Inc.	30,700	1,337,141
Aisin Corp.	67,500	1,023,089
Ajinomoto Co., Inc.	9,900	319,879
Anritsu Corp.	800	22,835
Asahi Intecc Co. Ltd.	94,600	2,233,870
Asahi Kasei Corp.	543,100	6,091,999
Astellas Pharma, Inc.	315,400	4,492,519
Bridgestone Corp.	278,600	5,996,513
Canon, Inc.	469,700	12,491,406
Chiba Bank Ltd. (The)	16,700	244,161
Chugai Pharmaceutical Co. Ltd.	59,100	2,922,876
CyberAgent, Inc.	63,400	514,606
Dai Nippon Printing Co. Ltd.	352,300	6,125,722
Daifuku Co. Ltd.	172,700	7,894,647
Daiichi Life Group, Inc.	1,364,800	13,946,110
Daiichi Sankyo Co. Ltd.	1,085,400	18,267,874
Daikin Industries Ltd.	155,200	22,343,479
Daiwa House Industry Co. Ltd.	1,076,200	29,286,101
Daiwa Securities Group, Inc.	587,100	5,526,480
Denso Corp.	1,948,300	23,179,739
Dentsu Group, Inc.(a)	145,800	2,747,805
Disco Corp.	21,800	8,895,160
DMG Mori Co. Ltd.	36,000	776,864
Eisai Co. Ltd.	4,500	111,883
ENEOS Holdings, Inc.	3,263,800	26,742,359
FANUC Corp.	518,700	25,484,599
Fast Retailing Co. Ltd.	28,100	14,562,447
Fuji Electric Co. Ltd.	12,100	1,174,289
FUJIFILM Holdings Corp.	400	8,316
Fujikura Ltd.	320,400	9,548,088
Fujitsu Ltd.	2,235,600	47,618,480
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fukuoka Financial Group, Inc.	700	$ 28,844
Hamamatsu Photonics KK	51,600	927,177
Hitachi Construction Machinery Co. Ltd.	9,100	296,401
Hitachi Ltd.	2,912,100	94,263,319
Honda Motor Co. Ltd.	375,300	3,372,438
Horiba Ltd.	100,900	16,609,159
Hoya Corp.	40,500	6,877,999
IHI Corp.	55,900	971,339
INFRONEER Holdings, Inc.	4,800	73,666
Isuzu Motors Ltd.	200	2,938
ITOCHU Corp.	2,445,000	29,559,363
Japan Exchange Group, Inc.	250,900	3,065,060
Japan Post Bank Co. Ltd.	448,900	8,650,841
Japan Post Holdings Co. Ltd.	991,500	12,858,981
Japan Post Insurance Co. Ltd.	140,900	1,263,670
Japan Tobacco, Inc.	485,800	18,713,917
JFE Holdings, Inc.	47,300	505,780
Kajima Corp.	422,300	15,596,182
Kandenko Co. Ltd.	6,100	249,289
Kansai Electric Power Co., Inc. (The)	1,065,900	15,620,480
Kao Corp.	381,000	14,591,223
Kawasaki Kisen Kaisha Ltd.	180,200	2,851,248
KDDI Corp.	798,300	13,723,136
Keyence Corp.	9,500	4,774,081
Kinden Corp.	1,100	49,475
Kioxia Holdings Corp.(a)	52,200	21,495,359
Kobe Bussan Co. Ltd.	221,900	3,774,166
Kokusai Electric Corp.	7,300	375,567
Kyocera Corp.	9,000	196,785
Kyushu Electric Power Co., Inc.	156,300	1,607,689
LY Corp.	2,891,800	7,509,505
Makita Corp.	500	17,353
MINEBEA MITSUMI, Inc.	2,300	65,875
Mitsubishi Corp.	1,346,200	42,567,392
Mitsubishi Electric Corp.	1,395,000	56,711,043
Mitsubishi Estate Co. Ltd.	20,800	525,569
Mitsubishi HC Capital, Inc.	338,300	2,766,124
Mitsubishi Heavy Industries Ltd.	2,205,700	52,140,028
Mitsubishi Materials Corp.	700	22,674
Mitsubishi UFJ Financial Group, Inc.	4,794,000	90,097,811
Mitsui & Co. Ltd.	770,500	25,608,129
Mitsui Chemicals, Inc.	602,800	8,240,699
Mitsui Fudosan Co. Ltd.	3,179,100	30,431,502
Mizuho Financial Group, Inc.	638,500	28,698,013
Murata Manufacturing Co. Ltd.	1,860,200	117,164,156
NEC Corp.	1,828,700	47,399,708
NGK Corp.	689,000	27,289,090
Nintendo Co. Ltd.	344,300	15,407,046
Nippon Electric Glass Co. Ltd.	36,400	1,491,776
Nippon Steel Corp.	558,100	1,985,912
Nippon Yusen KK	20,800	693,064
Nitto Denko Corp.	994,900	18,644,248
Nomura Holdings, Inc.	1,339,000	10,791,182
Nomura Research Institute Ltd.	167,400	5,362,531
NSK Ltd.	278,200	2,180,834
Obayashi Corp.	1,345,100	27,299,317
Oji Holdings Corp.	2,100	10,309
Ono Pharmaceutical Co. Ltd.	1,825,400	27,390,476
Oracle Corp.(a)	1,000	54,105
ORIX Corp.	296,300	11,555,443
Osaka Gas Co. Ltd.	24,400	819,953
Otsuka Holdings Co. Ltd.	107,100	7,868,638
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	2,650,400	$ 14,561,590
Penta-Ocean Construction Co. Ltd.	4,500	50,170
Rakuten Group, Inc.(a)	340,100	1,589,801
Recruit Holdings Co. Ltd.	896,800	59,969,613
Renesas Electronics Corp.	614,600	17,109,056
Resona Holdings, Inc.	290,300	3,705,788
Ricoh Co. Ltd.	207,900	1,901,798
Rohm Co. Ltd.	33,400	1,143,553
SBI Holdings, Inc.	159,900	2,925,356
SCREEN Holdings Co. Ltd.	500	34,878
Secom Co. Ltd.	256,200	10,214,862
Seiko Epson Corp.	65,900	1,212,102
Sekisui Chemical Co. Ltd.	18,500	266,042
Sekisui House Ltd.	200	4,199
Seven & i Holdings Co. Ltd.	9,800	114,420
Shimizu Corp.	976,900	16,410,790
Shin-Etsu Chemical Co. Ltd.	477,600	23,183,994
Shizuoka Financial Group, Inc.	21,700	391,578
SMC Corp.	2,000	869,852
SoftBank Corp.	17,545,800	23,705,521
SoftBank Group Corp.	1,289,500	60,660,778
Sony Group Corp.	4,987,600	107,583,488
Subaru Corp.	42,100	638,925
Sumitomo Chemical Co. Ltd.	7,226,900	27,593,647
Sumitomo Corp.	3,900	171,980
Sumitomo Electric Industries Ltd.	166,400	12,834,555
Sumitomo Heavy Industries Ltd.	26,400	863,247
Sumitomo Metal Mining Co. Ltd.	800	45,353
Sumitomo Mitsui Financial Group, Inc.	1,671,600	60,968,086
Sumitomo Mitsui Trust Group, Inc.	737,700	25,411,773
Sumitomo Rubber Industries Ltd.	600	7,833
Suzuki Motor Corp.	1,343,500	16,637,991
T&D Holdings, Inc.	144,500	3,800,872
Taisei Corp.	142,600	12,496,486
Takeda Pharmaceutical Co. Ltd.	530,000	16,918,182
TDK Corp.	1,785,900	46,258,980
Terumo Corp.	1,500,400	22,561,389
TIS, Inc.	4,000	85,245
Tokio Marine Holdings, Inc.	293,500	13,033,269
Tokyo Electron Ltd.	342,900	114,999,932
Tokyo Gas Co. Ltd.	163,600	6,540,623
Tokyo Seimitsu Co. Ltd.	15,700	1,710,569
Tokyo Tatemono Co. Ltd.	9,800	200,977
Tokyu Fudosan Holdings Corp.	250,300	2,069,895
Toray Industries, Inc.	341,400	2,552,232
Tosoh Corp.	146,900	2,532,466
Toyota Motor Corp.	313,000	5,921,245
Trend Micro, Inc.	231,500	8,773,687
Unicharm Corp.	584,200	3,478,093
West Japan Railway Co.	2,100	34,637
Yaskawa Electric Corp.	24,300	1,095,663
		2,079,743,880
Luxembourg — 0.0%
ArcelorMittal SA	81	5,576
SES SA	9	99
		5,675
Macau — 0.2%
Galaxy Entertainment Group Ltd.	1,861,000	7,412,295
Sands China Ltd.	7,044,800	13,762,923
		21,175,218
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico — 0.0%
Fresnillo PLC	1,164	$ 51,145
Netherlands — 6.3%
Adyen NV(a)(c)	5,801	6,354,227
Argenx SE(a)	19,167	16,022,343
ASM International NV	37,353	38,974,683
ASML Holding NV	209,941	339,460,771
ASR Nederland NV	84,308	6,311,165
BE Semiconductor Industries NV	13,692	4,533,502
Heineken Holding NV	47,959	3,458,402
ING Groep NV	1,489,802	46,147,269
Koninklijke Ahold Delhaize NV	1,080,944	45,603,609
Koninklijke KPN NV	288,958	1,505,223
Koninklijke Philips NV	400,408	10,630,821
NN Group NV	56,471	4,713,992
Wolters Kluwer NV, Class C	360,622	25,639,038
		549,355,045
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	108,703	2,427,460
Meridian Energy Ltd.	296,221	1,039,836
		3,467,296
Nigeria — 0.0%
Airtel Africa PLC(c)	434,368	2,050,952
Norway — 1.2%
Aker BP ASA	587,284	21,127,895
DNB Bank ASA	553,884	17,224,902
Equinor ASA	436,463	15,777,971
Kongsberg Gruppen ASA	612,245	21,989,690
Mowi ASA	379,833	8,369,027
Norsk Hydro ASA	28,353	346,751
Telenor ASA	802,928	13,120,973
Var Energi ASA	534,596	2,631,958
		100,589,167
Peru — 0.0%
Hochschild Mining PLC	7,298	60,321
Portugal — 0.3%
EDP SA	4,603,159	23,442,296
Jeronimo Martins SGPS SA	30,551	647,126
		24,089,422
Singapore — 0.7%
CapitaLand Integrated Commercial Trust	173,600	309,000
DBS Group Holdings Ltd.	719,060	35,419,353
Oversea-Chinese Banking Corp. Ltd.	104,700	1,921,709
Seatrium Ltd.	59,600	98,972
Singapore Technologies Engineering Ltd.	1,755,500	15,665,226
Singapore Telecommunications Ltd.	2,538,100	8,636,499
United Overseas Bank Ltd.	27,100	798,423
		62,849,182
South Africa — 0.2%
Anglo American PLC	319,338	17,090,134
Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	196,221	28,440,820
Amadeus IT Group SA	34,337	2,190,425
Banco Bilbao Vizcaya Argentaria SA	1,997,282	46,649,859
Banco Santander SA	10,713,228	133,978,026
Bankinter SA	276,754	4,649,651
CaixaBank SA	1,611,388	21,756,268
Cellnex Telecom SA(c)	24,131	807,488
Enagas SA	156,175	3,100,406
Security	Shares	Value
Spain (continued)
Endesa SA	4,235	$ 177,138
Grifols SA, Class A	18,882	204,406
Iberdrola SA	3,369,492	76,493,658
Industria de Diseno Textil SA	732,488	45,142,699
Naturgy Energy Group SA	634,624	21,021,062
Repsol SA	471,743	12,180,547
Telefonica SA	6,630,871	30,335,522
Unicaja Banco SA(c)	148,300	495,533
		427,623,508
Sweden — 2.6%
Assa Abloy AB, Class B	656,953	23,590,284
Atlas Copco AB, B Shares	164,205	2,779,586
Atlas Copco AB, Class A	332,268	6,353,399
Boliden AB	6,138	382,199
Evolution AB(a)(c)	41,139	3,087,931
H & M Hennes & Mauritz AB, B Shares	369,084	6,548,573
Hexagon AB, B Shares	1,785,386	16,380,032
Industrivarden AB, A Shares	36,692	2,080,947
Indutrade AB	50,180	1,048,875
Lifco AB, B Shares	13,926	447,278
Saab AB, Class B	139,827	8,617,735
Sandvik AB	803,300	32,670,411
Securitas AB, B Shares	945,152	15,773,333
Skandinaviska Enskilda Banken AB, Class A	434,888	8,691,125
Skanska AB, B Shares	458,403	12,402,079
SKF AB, B Shares	89,755	2,354,225
Svenska Handelsbanken AB, A Shares	721,144	10,644,430
Swedbank AB, A Shares	25,518	942,249
Swedish Orphan Biovitrum AB(a)	95,828	4,584,808
Tele2 AB, B Shares	1,392,708	26,140,332
Telefonaktiebolaget LM Ericsson, B Shares	1,909,576	24,901,259
Telia Co. AB	1,718,272	9,213,769
Trelleborg AB, B Shares	16,998	740,545
Volvo AB, B Shares	219,013	7,710,626
		228,086,030
Switzerland — 5.4%
ABB Ltd., Registered Shares	1,356,463	145,043,079
Accelleron Industries AG	50,390	4,991,936
Avolta AG, Registered Shares	8,898	559,137
BKW AG	7,085	1,340,586
Cie Financiere Richemont SA, Registered Shares	46,802	10,049,279
DSM-Firmenich AG	121,468	10,207,126
EMS-Chemie Holding AG, Registered Shares	229	208,946
Julius Baer Group Ltd., Registered Shares	28,955	2,368,689
Kuehne + Nagel International AG, Registered Shares	1,639	377,777
Logitech International SA, Registered Shares	257,085	31,242,242
Lonza Group AG, Registered Shares	3,089	1,972,982
Medmix AG(c)	2	23
Nestle SA, Registered Shares	1,134,754	115,136,725
Schindler Holding AG, NVS	45,894	15,449,938
Schindler Holding AG, Registered Shares	11,901	3,895,218
SGS SA, Registered Shares	96,480	10,965,451
Sonova Holding AG, Registered Shares	25,891	6,834,459
Sunrise Communications AG, Class A	3,623	200,146
UBS Group AG, Registered Shares	1,696,169	80,103,048
VAT Group AG(c)	3,720	2,904,526
Zurich Insurance Group AG, Class N	33,189	23,568,806
		467,420,119
United Kingdom — 11.8%
3i Group PLC	26,183	795,173
Admiral Group PLC	191,950	8,493,515
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	549,576	$ 102,036,820
Aviva PLC	1,009,243	8,307,424
BAE Systems PLC	2,310,306	62,855,886
Balfour Beatty PLC	219,729	2,346,373
Barclays PLC	15,509,556	94,748,841
Barratt Redrow PLC	30,078	105,971
Bellway PLC	677	17,496
British American Tobacco PLC	358,970	22,211,844
British Land Co. PLC (The)	10,571	57,619
Centrica PLC	2,720	6,862
CK Hutchison Holdings Ltd.	3,965,500	35,681,039
Close Brothers Group PLC(a)	15	93
Compass Group PLC	1,182,211	37,913,848
Diploma PLC	12,093	1,134,043
Drax Group PLC	4,084	43,532
Endeavour Mining PLC	59,418	3,652,224
Entain PLC	84,848	607,151
GSK PLC	1,667,083	42,154,932
Halma PLC	249,606	15,689,720
Harbour Energy PLC	2,384	8,441
Hikma Pharmaceuticals PLC	21,670	429,651
HSBC Holdings PLC	6,640,548	124,697,809
IG Group Holdings PLC	271,963	6,557,636
IMI PLC	86,599	3,234,990
Imperial Brands PLC	877,066	31,803,881
Informa PLC	28,061	304,868
Intertek Group PLC	411,099	29,218,309
J Sainsbury PLC	4,332,546	17,214,369
Johnson Matthey PLC	32,606	930,903
Kingfisher PLC	192,425	742,984
Land Securities Group PLC	1,034	8,730
Legal & General Group PLC	925,115	3,367,413
Lloyds Banking Group PLC	36,259,746	49,597,354
London Stock Exchange Group PLC	114,501	13,854,543
National Grid PLC	127,539	2,047,070
NatWest Group PLC	5,407,394	43,490,258
Next PLC	124,375	22,059,434
Primary Health Properties PLC	52,971	66,886
Reckitt Benckiser Group PLC	211,120	12,992,606
RELX PLC	141,879	4,630,086
Rolls-Royce Holdings PLC	3,571,719	64,261,765
Sage Group PLC (The)	1,860,029	21,041,206
Segro PLC	4,754	46,084
Smith & Nephew PLC	376,318	5,609,195
Smiths Group PLC	399,415	13,186,566
St. James’s Place PLC	530	8,568
Standard Chartered PLC	529,765	14,186,980
Taylor Wimpey PLC	111,525	119,282
Tesco PLC	4,488,739	26,019,150
Unilever PLC	466,266	26,274,816
Security	Shares	Value
United Kingdom (continued)
UNITE Group PLC (The)	3,065	$ 21,218
Vodafone Group PLC	29,083,774	43,704,942
WPP PLC	10,973	40,909
		1,020,639,308
United States — 6.2%
AP Moller - Maersk A/S, Class A	1,053	2,563,898
AP Moller - Maersk A/S, Class B, NVS	1,972	4,896,409
BP PLC	7,960,288	56,227,264
Holcim AG	135,226	13,310,171
InterContinental Hotels Group PLC	96,612	14,815,569
Novartis AG, Registered Shares	524,653	78,913,139
Octave Intelligence PLC(a)(b)	171,919	2,930,765
QIAGEN NV	36,242	1,336,399
Roche Holding AG	24,421	10,503,135
Roche Holding AG, NVS(a)	260,215	109,485,574
Sanofi SA	1,158,083	101,516,568
Shell PLC	2,887,655	122,019,003
Tenaris SA	479,991	14,621,480
		533,139,374
Total Long-Term Investments — 99.3% (Cost: $6,975,678,112)		8,604,091,354
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(f)(g)(h)	8,986,437	8,989,132
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(f)(g)	59,229,899	59,229,899
Total Short-Term Securities — 0.8% (Cost: $68,219,770)		68,219,031
Total Investments — 100.1% (Cost: $7,043,897,882)		8,672,310,385
Liabilities in Excess of Other Assets — (0.1)%		(12,292,093)
Net Assets — 100.0%		$ 8,660,018,292

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $44,928, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,912,976	$ —	$ (16,922,628)(a)	$ (477)	$ (739)	$ 8,989,132	8,986,437	$ 4,542 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(56,672,107)(a)	—	—	59,229,899	59,229,899	3,824,091	—
				$ (477)	$ (739)	$ 68,219,031		$ 3,828,633	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	336	06/19/26	$ 52,270	$ 585,382
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 585,382	$ —	$ —	$ —	$ 585,382

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 15,358,546	$ —	$ —	$ —	$ 15,358,546
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 434,147	$ —	$ —	$ —	$ 434,147
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage International Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 68,902,014

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 13,184	$ 618,988,856	$ —	$ 619,002,040
Austria	—	24,845,166	—	24,845,166
Belgium	—	50,668,623	—	50,668,623
Chile	—	1,649,704	—	1,649,704
China	—	21,041,105	—	21,041,105
Denmark	—	116,799,213	—	116,799,213
Finland	2,280,035	65,345,090	—	67,625,125
France	—	779,834,205	—	779,834,205
Germany	27,606,123	778,343,353	—	805,949,476
Hong Kong	—	120,559,903	—	120,559,903
India	—	—	44,928	44,928
Indonesia	—	12,698,380	—	12,698,380
Ireland	—	7,568,272	—	7,568,272
Israel	—	79,873,838	—	79,873,838
Italy	12,595,800	345,899,800	—	358,495,600
Japan	46,168,327	2,033,575,553	—	2,079,743,880
Luxembourg	99	5,576	—	5,675
Macau	—	21,175,218	—	21,175,218
Mexico	—	51,145	—	51,145
Netherlands	47,108,832	502,246,213	—	549,355,045
New Zealand	2,427,460	1,039,836	—	3,467,296
Nigeria	—	2,050,952	—	2,050,952
Norway	35,110,663	65,478,504	—	100,589,167
Peru	—	60,321	—	60,321
Portugal	647,126	23,442,296	—	24,089,422
Singapore	—	62,849,182	—	62,849,182
South Africa	—	17,090,134	—	17,090,134
Spain	3,277,544	424,345,964	—	427,623,508
Sweden	35,354,101	192,731,929	—	228,086,030
Switzerland	200,146	467,219,973	—	467,420,119
United Kingdom	992,024	1,019,647,284	—	1,020,639,308
United States	2,930,765	530,208,609	—	533,139,374
Short-Term Securities
Money Market Funds	68,219,031	—	—	68,219,031
	$ 284,931,260	$ 8,387,334,197	$ 44,928	$ 8,672,310,385
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 585,382	$ —	$ —	$ 585,382

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
General Dynamics Corp.	4,784	$ 1,659,187
General Electric Co.	62,824	20,339,898
HEICO Corp., Class A	9,391	2,439,876
Howmet Aerospace, Inc.	6,861	1,771,853
Lockheed Martin Corp.	14,537	7,711,151
RTX Corp.	29,239	5,253,079
		39,175,044
Automobiles — 3.1%
Tesla, Inc.(a)	135,488	59,044,316
Banks — 0.5%
Bank of America Corp.	98,815	5,098,854
Citigroup, Inc.	17,385	2,188,772
JPMorgan Chase & Co.	1,259	376,831
NU Holdings Ltd., Class A(a)	85,693	1,125,149
Wells Fargo & Co.	7,685	595,895
		9,385,501
Beverages — 0.6%
Coca-Cola Co. (The)	142,336	11,245,967
Biotechnology — 2.7%
AbbVie, Inc.	115,832	25,218,943
Alnylam Pharmaceuticals, Inc.(a)	4,833	1,459,469
Amgen, Inc.	23,561	7,935,109
BioMarin Pharmaceutical, Inc.(a)	11,955	684,902
Exelixis, Inc.(a)	4,109	207,422
Gilead Sciences, Inc.	10,692	1,437,326
Natera, Inc.(a)	6,127	1,368,588
Neurocrine Biosciences, Inc.(a)	15,710	2,486,893
TG Therapeutics, Inc.(a)	70,111	2,660,011
United Therapeutics Corp.(a)	2,255	1,255,629
Vertex Pharmaceuticals, Inc.(a)	18,497	8,278,148
		52,992,440
Broadline Retail — 5.4%
Amazon.com, Inc.(a)	339,384	91,850,885
Coupang, Inc., Class A(a)	256,563	4,258,946
MercadoLibre, Inc.(a)	5,049	8,561,337
		104,671,168
Building Products — 0.4%
Trane Technologies PLC	16,040	7,238,852
Capital Markets — 0.9%
Brookfield Asset Management Ltd., Class A	80,121	3,893,881
Charles Schwab Corp. (The)	27,476	2,400,029
Goldman Sachs Group, Inc. (The)	1,342	1,376,301
Morgan Stanley	43,572	9,062,976
		16,733,187
Chemicals — 0.0%
Cabot Corp.	1	88
Ecolab, Inc.	1,991	509,696
		509,784
Commercial Services & Supplies — 1.1%
Cintas Corp.	31,178	5,339,544
Republic Services, Inc.	40,207	8,059,091
Waste Connections, Inc.	13,971	2,081,958
Waste Management, Inc.	26,810	5,669,243
		21,149,836
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	52,857	8,429,106
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	8,780	$ 1,057,288
Motorola Solutions, Inc.	14,601	5,888,291
		15,374,685
Construction & Engineering — 0.1%
EMCOR Group, Inc.	1,026	848,317
Ferrovial NV	8,059	548,093
MasTec, Inc.(a)	2,506	948,195
		2,344,605
Consumer Finance — 0.3%
American Express Co.	19,326	6,116,099
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	35,700	34,140,624
Electrical Equipment — 1.3%
Emerson Electric Co.	15,329	2,204,617
GE Vernova, Inc.	16,849	16,315,224
Rockwell Automation, Inc.	12,357	5,573,748
Vertiv Holdings Co., Class A	1,200	378,852
		24,472,441
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	96,597	14,369,770
Avnet, Inc.	11,592	1,007,692
Coherent Corp.(a)	2,213	799,933
Jabil, Inc.	11,186	4,077,968
Keysight Technologies, Inc.(a)	24,218	8,193,676
TE Connectivity PLC	7,414	1,582,222
		30,031,261
Entertainment — 2.6%
Electronic Arts, Inc.	4,902	988,831
Netflix, Inc.(a)	401,614	34,546,836
Spotify Technology SA(a)	30,458	15,158,338
		50,694,005
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)	33,432	15,862,816
Mastercard, Inc., Class A	47,837	23,630,521
Visa, Inc., Class A	96,378	31,453,924
		70,947,261
Ground Transportation — 0.3%
Uber Technologies, Inc.(a)	77,436	5,451,494
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	8,798	753,109
Boston Scientific Corp.(a)	34,525	1,667,903
Intuitive Surgical, Inc.(a)	25,328	10,755,282
Stryker Corp.	2,092	638,248
		13,814,542
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	15,306	3,012,221
HCA Healthcare, Inc.	4,618	1,748,097
McKesson Corp.	13,036	9,678,448
		14,438,766
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc., Class A(a)	31,616	4,214,729
Booking Holdings, Inc.	53,448	8,948,799
Chipotle Mexican Grill, Inc.(a)	117,234	3,735,075
DoorDash, Inc., Class A(a)	9,241	1,471,999
		18,370,602
Household Products — 0.3%
Procter & Gamble Co. (The)	46,172	6,628,452
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.5%
3M Co.	60,640	$ 9,285,803
Insurance — 0.1%
Markel Group, Inc.(a)	1,382	2,509,145
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A	200,465	76,244,858
Alphabet, Inc., Class C, NVS	148,961	56,073,389
Meta Platforms, Inc., Class A	119,955	75,872,737
		208,190,984
IT Services — 0.5%
Cloudflare, Inc., Class A(a)	2,200	532,004
International Business Machines Corp.	32,380	9,642,764
		10,174,768
Machinery — 0.9%
Caterpillar, Inc.	6,663	5,835,922
Illinois Tool Works, Inc.	20,684	5,114,740
Parker-Hannifin Corp.	7,840	6,621,899
		17,572,561
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	19,762	1,298,561
Newmont Corp.	2,215	243,229
		1,541,790
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc.	21,188	4,764,334
Chevron Corp.	13,428	2,450,073
Exxon Mobil Corp.	4,111	597,164
Phillips 66	3,824	672,565
		8,484,136
Passenger Airlines — 0.0%
Southwest Airlines Co.	7,010	301,080
Pharmaceuticals — 2.8%
Eli Lilly & Co.	45,980	50,807,900
Johnson & Johnson	15,115	3,405,863
		54,213,763
Professional Services — 0.1%
Jacobs Solutions, Inc.	9,443	1,131,838
KBR, Inc.	13,455	470,252
SS&C Technologies Holdings, Inc.	6,164	416,194
		2,018,284
Semiconductors & Semiconductor Equipment — 23.7%
Advanced Micro Devices, Inc.(a)	108,383	55,936,466
Analog Devices, Inc.	27,617	11,429,296
Applied Materials, Inc.	42,438	19,099,646
ASML Holding NV, Registered Shares, ADR	227	366,097
Astera Labs, Inc.(a)	7,278	2,495,262
Broadcom, Inc.	248,885	111,194,352
Cerebras Systems, Inc., Class A(a)(b)	3,442	815,720
First Solar, Inc.(a)	3,551	1,089,411
GLOBALFOUNDRIES, Inc.(a)	14,207	1,136,134
Intel Corp.(a)	103,140	11,828,095
KLA Corp.	6,026	11,580,225
Lam Research Corp.	81,308	25,870,579
Marvell Technology, Inc.	23,918	4,903,190
Microchip Technology, Inc.	69,211	6,550,821
Micron Technology, Inc.	789	766,119
Monolithic Power Systems, Inc.	724	1,133,936
NVIDIA Corp.	837,619	176,854,876
NXP Semiconductors NV	10,627	3,414,986
Qorvo, Inc.(a)	8,274	856,855
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	4,183	$ 1,050,017
Texas Instruments, Inc.	32,189	9,839,534
		458,211,617
Software — 14.2%
Adobe, Inc.(a)	36,724	9,519,228
Appfolio, Inc., Class A(a)	10,418	1,679,069
AppLovin Corp., Class A(a)	5,937	3,639,915
Autodesk, Inc.(a)	20,553	4,754,115
Cadence Design Systems, Inc.(a)	17,322	6,494,538
Check Point Software Technologies Ltd.(a)	8,266	1,116,323
Crowdstrike Holdings, Inc., Class A(a)	16,129	11,790,299
Datadog, Inc., Class A(a)	5,634	1,393,570
Dynatrace, Inc.(a)	34,419	1,465,905
Fortinet, Inc.(a)	51,247	7,070,549
FreedomPay, Inc.(a)(c)	43,051	614,768
InterDigital, Inc.	4,890	1,232,720
Intuit, Inc.	7,390	2,450,007
Manhattan Associates, Inc.(a)	8,746	1,312,337
Microsoft Corp.	281,199	126,607,038
Oracle Corp.	201,701	45,540,052
Palantir Technologies, Inc., Class A(a)	157,363	24,633,604
Palo Alto Networks, Inc.(a)	47,789	13,461,683
RingCentral, Inc., Class A	10,168	440,376
SentinelOne, Inc., Class A(a)	86,776	1,436,143
ServiceNow, Inc.(a)	20,336	2,529,188
Synopsys, Inc.(a)	8,702	4,138,845
Trimble, Inc.(a)	16,566	934,488
		274,254,760
Specialty Retail — 1.4%
Home Depot, Inc. (The)	29,008	9,199,597
O’Reilly Automotive, Inc.(a)	75,624	6,570,213
TJX Cos., Inc. (The)	79,629	12,322,588
		28,092,398
Technology Hardware, Storage & Peripherals — 10.4%
Apple Inc.	446,957	139,477,401
Dell Technologies, Inc., Class C	48,674	20,487,373
Everpure, Inc., Class A(a)	90,444	7,191,202
Hewlett Packard Enterprise Co.	135,908	5,849,480
HP, Inc.	174,733	4,724,780
NetApp, Inc.	79,505	13,856,927
Seagate Technology Holdings PLC	7,017	6,173,557
Super Micro Computer, Inc.(a)	58,784	2,709,355
Western Digital Corp.	366	194,423
		200,664,498
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	1,542	468,475
WW Grainger, Inc.	523	645,508
		1,113,983
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	10,560	1,980,317
Total Common Stocks — 97.9% (Cost: $982,397,973)		1,893,580,819
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $4,528,894)(a)(c)(d)	7,689	$ 4,528,894
Total Long-Term Investments — 98.2% (Cost: $986,926,867)		1,898,109,713
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	842,931	843,184
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(e)(f)	21,557,593	21,557,593
Total Short-Term Securities — 1.1% (Cost: $22,400,777)		22,400,777
Total Investments — 99.3% (Cost: $1,009,327,644)		1,920,510,490
Other Assets Less Liabilities — 0.7%		13,094,966
Net Assets — 100.0%		$ 1,933,605,456

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,528,894, representing 0.2% of its net assets as of period end, and an original cost of $4,528,894.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 843,240 (a)	$ —	$ (56)	$ —	$ 843,184	842,931	$ 4,187 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	8,368,806 (a)	—	—	—	21,557,593	21,557,593	606,863	—
				$ (56)	$ —	$ 22,400,777		$ 611,050	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	37	06/18/26	$ 22,500	$ 580,625
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 580,625	$ —	$ —	$ —	$ 580,625

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,301,641	$ —	$ —	$ —	$ 5,301,641
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 242,864	$ —	$ —	$ —	$ 242,864
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 19,053,010

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
142026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,892,966,051	$ —	$ 614,768	$ 1,893,580,819
Preferred Securities	—	—	4,528,894	4,528,894
Short-Term Securities
Money Market Funds	22,400,777	—	—	22,400,777
	$ 1,915,366,828	$ —	$ 5,143,662	$ 1,920,510,490
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 580,625	$ —	$ —	$ 580,625

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)(b)	44,235	$ 9,167,261
Aevex Corp., Class A(a)	134,183	5,162,020
Archer Aviation, Inc., Class A(a)(b)	541,529	3,687,812
Arxis, Inc., Class A(a)	89,211	4,008,250
Astronics Corp.(a)	22,389	1,947,843
Carpenter Technology Corp.	14,931	7,002,340
Ducommun, Inc.(a)	127,163	19,356,752
Hawkeye 360, Inc.(a)	21,834	720,740
Huntington Ingalls Industries, Inc.	5,801	1,787,694
Intuitive Machines, Inc., Class A(a)	139,917	6,132,562
Kratos Defense & Security Solutions, Inc.(a)	497,677	31,916,026
Leonardo DRS, Inc.	96,916	4,725,624
Mercury Systems, Inc.(a)	34,378	3,840,023
Moog, Inc., Class A	58,048	20,895,539
Redwire Corp.(a)	161,233	3,961,495
V2X, Inc.(a)	64,482	5,360,389
Voyager Technologies, Inc., Class A(a)(b)	47,339	2,344,701
		132,017,071
Air Freight & Logistics — 0.1%
Forward Air Corp.(a)	84,389	892,836
GXO Logistics, Inc.(a)	18,589	931,495
Hub Group, Inc., Class A	36,980	1,536,149
		3,360,480
Automobile Components — 1.1%
Adient PLC(a)	284,169	6,496,103
BorgWarner, Inc.	275,895	19,814,779
Cooper-Standard Holdings, Inc.(a)	77,000	2,335,410
Dana, Inc.	176,798	6,260,417
Dauch Corp.(a)	847,800	5,629,392
Fox Factory Holding Corp.(a)	83,959	1,514,620
Lear Corp.	1,769	253,179
Patrick Industries, Inc.	16,446	1,488,692
QuantumScape Corp., Class A(a)(b)	665,699	5,977,977
Standard Motor Products, Inc.	220,830	8,654,328
Stoneridge, Inc.(a)	87,929	656,830
		59,081,727
Automobiles — 0.1%
Winnebago Industries, Inc.	105,451	3,130,840
Banks — 8.6%
1st Source Corp.	114,734	8,469,664
Amalgamated Financial Corp.	393,597	16,326,404
Ameris Bancorp	127,907	10,783,839
Associated Banc-Corp.	356,925	9,926,084
Axos Financial, Inc.(a)	76,264	6,628,104
Banc of California, Inc.	208,119	4,000,047
Bank of Hawaii Corp.	57,229	4,383,741
Bank of Marin Bancorp	69,196	1,788,025
Bank7 Corp.	22,025	974,827
BankUnited, Inc.	48,180	2,235,070
BOK Financial Corp.	15,501	1,984,748
Byline Bancorp, Inc.	212,766	7,040,427
Capital City Bank Group, Inc.	177,065	8,081,247
Chemung Financial Corp.	61,928	4,253,215
Colony Bankcorp, Inc.	214,482	4,246,744
Community Trust Bancorp, Inc.	69,600	4,653,456
Community West Bancshares	157,440	3,780,134
ConnectOne Bancorp, Inc.	153,414	4,613,159
Cullen/Frost Bankers, Inc.	202,976	27,507,308
Customers Bancorp, Inc.(a)	79,952	6,007,593
Security	Shares	Value
Banks (continued)
Enterprise Financial Services Corp.	196,300	$ 11,897,743
First Bank	38,752	606,081
First Busey Corp.	93,614	2,562,215
First Business Financial Services, Inc.	125,652	7,227,503
First Community Bankshares, Inc.	58,898	2,539,093
First Financial Bankshares, Inc.	201,033	6,569,758
First Financial Corp.	119,389	8,259,331
First Hawaiian, Inc.	367,587	9,917,497
First Horizon Corp.	239,191	5,795,598
First Internet Bancorp	60,828	1,469,605
First Mid Bancshares, Inc.	73,742	3,248,335
First United Corp.	25,209	996,764
Flushing Financial Corp.	97,918	1,563,750
FNB Corp.	692,886	12,111,647
Fulton Financial Corp.	29,554	641,026
Greene County Bancorp, Inc.	23,786	624,145
HBT Financial, Inc.	156,397	4,477,646
HomeTrust Bancshares, Inc.	116,971	5,435,642
Horizon Bancorp, Inc.	738,874	13,706,113
Independent Bank Corp.	168,057	5,767,716
Investar Holding Corp.	70,555	1,993,884
Kearny Financial Corp.	807,817	6,656,412
Live Oak Bancshares, Inc.	254,620	9,683,199
Mercantile Bank Corp.	20,561	1,089,527
Metropolitan Bank Holding Corp.	22,827	2,043,473
Midland States Bancorp, Inc.	334,887	9,309,859
National Bank Holdings Corp., Class A	52,603	2,200,384
Nicolet Bankshares, Inc.	59,276	8,314,645
Northfield Bancorp, Inc.	362,432	5,139,286
Northrim BanCorp, Inc.	405,171	10,011,775
OceanFirst Financial Corp.	784,104	14,733,314
Old National Bancorp	724,531	17,395,989
Orange County Bancorp, Inc.	262,623	8,960,697
Origin Bancorp, Inc.	21,077	1,004,530
Park National Corp.	57,120	9,799,507
Peapack-Gladstone Financial Corp.	100,508	4,346,971
Peoples Bancorp, Inc.	69,001	2,399,855
Pinnacle Financial Partners, Inc.	137,169	13,406,898
Primis Financial Corp.	93,573	1,350,258
Provident Financial Services, Inc.	286,506	6,357,568
Republic Bancorp, Inc., Class A	28,689	2,322,375
Riverview Bancorp, Inc.	190,258	1,067,347
Shore Bancshares, Inc.	203,435	4,202,967
Sierra Bancorp	77,354	2,937,905
SmartFinancial, Inc.	37,047	1,544,860
South Plains Financial, Inc.	74,103	3,007,841
Southern First Bancshares, Inc.(a)	46,798	2,703,521
Southern Missouri Bancorp, Inc.	66,541	4,595,322
Southside Bancshares, Inc.	22,163	726,060
SouthState Bank Corp.	7,335	694,991
Timberland Bancorp, Inc.	24,168	980,737
Tompkins Financial Corp.	35,820	3,085,893
UMB Financial Corp.	155,439	20,402,923
United Community Banks, Inc.	160,966	5,303,830
Univest Financial Corp.	166,566	6,569,363
Washington Trust Bancorp, Inc.	235,408	7,667,239
Western Alliance Bancorp	61,094	4,866,137
WSFS Financial Corp.	4,012	286,657
		452,265,043
Biotechnology — 7.7%
4D Molecular Therapeutics, Inc.(a)	139,459	1,382,039
ACADIA Pharmaceuticals, Inc.(a)	411,117	8,904,794
162026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
ADMA Biologics, Inc.(a)	333,865	$ 2,664,243
Agios Pharmaceuticals, Inc.(a)	198,634	5,839,840
Alector, Inc.(a)	635,411	1,372,488
Alkermes PLC(a)	357,307	15,074,782
Allogene Therapeutics, Inc.(a)	1,442,118	3,129,396
Altimmune, Inc.(a)	1,045,359	3,188,345
Apogee Therapeutics, Inc.(a)	7,488	615,064
Arcturus Therapeutics Holdings, Inc.(a)(b)	135,078	1,069,818
Arcus Biosciences, Inc.(a)	141,231	3,578,794
Arcutis Biotherapeutics, Inc.(a)	198,279	4,255,067
Ardelyx, Inc.(a)	922,881	5,574,201
Arrowhead Pharmaceuticals, Inc.(a)	197,805	15,410,988
ARS Pharmaceuticals, Inc.(a)	65	590
Atrium Therapeutics, Inc.(a)	12,237	159,081
Beam Therapeutics, Inc.(a)	91,226	3,004,072
BioCryst Pharmaceuticals, Inc.(a)	713,553	6,357,757
Biohaven Ltd.(a)	355,541	3,914,506
BridgeBio Pharma, Inc.(a)	178,154	11,804,484
Capricor Therapeutics, Inc.(a)	35,895	1,075,414
Caris Life Sciences, Inc.(a)	176,246	2,946,833
Catalyst Pharmaceuticals, Inc.(a)	54,699	1,708,250
Celcuity, Inc.(a)	19,524	2,594,349
Celldex Therapeutics, Inc.(a)	178,672	5,615,661
CG Oncology, Inc.(a)	13,414	835,558
Cogent Biosciences, Inc.(a)(b)	81,764	2,858,469
Coherus Oncology, Inc.(a)(b)	927,830	1,475,250
Corvus Pharmaceuticals, Inc.(a)	90,226	1,119,705
CRISPR Therapeutics AG(a)(b)	56,105	3,151,979
Cytokinetics, Inc.(a)	202,243	15,524,173
Denali Therapeutics, Inc.(a)	246,977	5,196,396
Dianthus Therapeutics, Inc.(a)	982	91,336
Dyne Therapeutics, Inc.(a)	110,645	2,138,768
Editas Medicine, Inc.(a)	231,010	799,295
Enanta Pharmaceuticals, Inc.(a)	100,383	1,321,040
Erasca, Inc.(a)	78,329	1,005,744
Exelixis, Inc.(a)	57,535	2,904,367
Fate Therapeutics, Inc.(a)	876,106	2,488,141
GRAIL, Inc.(a)(b)	25,281	1,812,142
Ideaya Biosciences, Inc.(a)	216,780	6,388,507
Incyte Corp.(a)	25,115	2,429,625
Intellia Therapeutics, Inc.(a)(b)	487,535	6,859,617
Ionis Pharmaceuticals, Inc.(a)	40,296	3,082,644
Iovance Biotherapeutics, Inc.(a)(b)	1,082,263	4,437,278
Ironwood Pharmaceuticals, Inc., Class A(a)	833,504	2,975,609
Janux Therapeutics, Inc.(a)	380,620	5,553,246
Keros Therapeutics, Inc.(a)	220,445	2,480,006
Kodiak Sciences, Inc.(a)	89,510	3,285,912
Krystal Biotech, Inc., Class A3(a)	22,010	6,801,750
Kura Oncology, Inc.(a)	564,979	5,762,786
Kymera Therapeutics, Inc.(a)	67,237	5,474,437
Madrigal Pharmaceuticals, Inc.(a)(b)	33,052	16,435,768
MannKind Corp.(a)	1,334,950	5,032,762
MeiraGTx Holdings PLC(a)	51,749	551,127
MiMedx Group, Inc.(a)	571,752	2,104,047
Mineralys Therapeutics, Inc.(a)	40,022	1,260,693
Mirum Pharmaceuticals, Inc.(a)	70,383	7,143,875
Moderna, Inc.(a)	32,464	1,531,976
Monte Rosa Therapeutics, Inc.(a)(b)	88,249	1,739,388
Myriad Genetics, Inc.(a)	198,417	787,715
Natera, Inc.(a)	15,267	3,410,190
Nurix Therapeutics, Inc.(a)	112,606	1,999,883
Nuvalent, Inc., Class A(a)	31,115	3,434,785
Security	Shares	Value
Biotechnology (continued)
Olema Pharmaceuticals, Inc.(a)(b)	124,075	$ 1,636,549
Praxis Precision Medicines, Inc.(a)(b)	37,121	12,991,236
Protagonist Therapeutics, Inc.(a)	41,461	4,127,857
Prothena Corp. PLC(a)	246,729	2,511,701
PTC Therapeutics, Inc.(a)	109,814	8,109,764
Puma Biotechnology, Inc.(a)	206,044	1,477,335
Recursion Pharmaceuticals, Inc., Class A(a)	1,444,382	5,185,331
REGENXBIO, Inc.(a)	339,957	2,383,099
Replimune Group, Inc.(a)	870,064	7,560,856
Rezolute, Inc.(a)	196,603	648,790
Rhythm Pharmaceuticals, Inc.(a)	56,624	5,001,032
Rigel Pharmaceuticals, Inc.(a)	90,858	2,770,260
Sana Biotechnology, Inc.(a)	205,964	679,681
Sarepta Therapeutics, Inc.(a)	274,579	4,906,727
Scholar Rock Holding Corp.(a)	37,911	1,869,012
Spyre Therapeutics, Inc.(a)(b)	50,182	3,688,377
Syndax Pharmaceuticals, Inc.(a)	288,045	5,642,802
Taysha Gene Therapies, Inc.(a)	163,853	961,817
TG Therapeutics, Inc.(a)	322,806	12,247,260
Travere Therapeutics, Inc.(a)	24,215	1,142,464
Twist Bioscience Corp.(a)	97,573	6,524,707
Ultragenyx Pharmaceutical, Inc.(a)	193,494	4,632,246
UroGen Pharma Ltd.(a)	89,168	2,508,296
Vanda Pharmaceuticals, Inc.(a)	489,961	3,160,248
Vaxcyte, Inc.(a)	93,920	4,827,488
Vera Therapeutics, Inc., Class A(a)	44,974	1,597,476
Veracyte, Inc.(a)(b)	171,931	7,967,283
Verastem, Inc.(a)	701,337	3,036,789
Viking Therapeutics, Inc.(a)	126,436	4,139,515
Vir Biotechnology, Inc.(a)	363,608	3,468,820
Viridian Therapeutics, Inc.(a)(b)	55,966	986,121
Voyager Therapeutics, Inc.(a)	225,281	871,837
Xencor, Inc.(a)(b)	498,112	5,917,571
Xenon Pharmaceuticals, Inc.(a)	203,414	11,132,848
Zymeworks, Inc.(a)	218,946	5,502,113
		406,742,153
Broadline Retail — 0.4%
Etsy, Inc.(a)	46,841	3,181,441
Groupon, Inc.(a)(b)	50,160	1,014,737
Kohl’s Corp.	337,384	4,844,834
Macy’s, Inc.	355,785	7,741,881
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	23,447	1,913,979
		18,696,872
Building Products — 1.2%
Apogee Enterprises, Inc.	26,855	1,031,501
AZZ, Inc.	14,600	1,978,446
Gibraltar Industries, Inc.(a)	41,687	1,611,203
Madison Air Solutions Corp., Class A(a)(b)	276,360	12,013,369
Modine Manufacturing Co.(a)	74,760	20,851,312
Owens Corning	69,631	8,760,972
Resideo Technologies, Inc.(a)	179,842	5,623,659
Zurn Elkay Water Solutions Corp.	193,949	9,115,603
		60,986,065
Capital Markets — 2.1%
Acadian Asset Management, Inc.	104,584	7,562,469
Bakkt, Inc., Class A(a)	94,219	1,024,160
BGC Group, Inc., Class A	156,086	1,631,099
DigitalBridge Group, Inc., Class A	176,494	2,760,366
Evercore, Inc., Class A	17,879	6,094,236
FactSet Research Systems, Inc.	6,461	1,585,982
Franklin Resources, Inc.	131,001	4,063,651
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	7,770	$ 677,000
Jefferies Financial Group, Inc.	211,662	11,158,821
Lincoln International, Inc., Class A(a)(b)	88,182	2,012,313
Marex Group PLC	54,738	2,897,830
Miami International Holdings, Inc.(a)	51,455	2,431,249
PJT Partners, Inc., Class A	38,215	5,843,073
SEI Investments Co.	151,031	13,272,604
StepStone Group, Inc., Class A	195,317	9,631,081
StoneX Group, Inc.(a)	189,183	21,443,893
Virtu Financial, Inc., Class A	246,932	12,383,640
Webull Corp., Class A(a)	674,945	4,319,648
		110,793,115
Chemicals — 0.6%
Huntsman Corp.	622,856	9,560,840
Innospec, Inc.	87,320	7,242,321
Mativ Holdings, Inc.	497,485	4,417,667
Minerals Technologies, Inc.	32,409	2,496,141
Mosaic Co. (The)	307,709	7,354,245
Tronox Holdings PLC	391,079	3,109,078
		34,180,292
Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	23,987	2,495,128
CoreCivic, Inc.(a)	288,429	6,080,083
Healthcare Services Group, Inc.(a)	334,650	6,893,790
Onterris, Inc.(a)(b)	95,730	1,532,637
Tetra Tech, Inc.	220,534	6,062,480
		23,064,118
Communications Equipment — 1.9%
ADTRAN Holdings, Inc.(a)	163,771	2,710,410
Applied Optoelectronics, Inc.(a)	119,000	18,850,790
Calix, Inc.(a)	287,090	11,411,827
Ciena Corp.(a)	7,577	4,396,403
Extreme Networks, Inc.(a)	241,180	6,393,682
Harmonic, Inc.(a)	451,306	6,819,234
Lumentum Holdings, Inc.(a)	12,451	10,645,107
NETGEAR, Inc.(a)	192,988	5,015,758
Viasat, Inc.(a)	154,406	12,448,212
Viavi Solutions, Inc.(a)	376,677	18,291,435
Vistance Networks, Inc.	358,943	4,479,608
		101,462,466
Construction & Engineering — 3.9%
AECOM	11,182	775,695
Argan, Inc.	16,053	10,707,672
Centuri Holdings, Inc.(a)	166,362	5,113,968
Comfort Systems U.S.A., Inc.	19,894	36,370,410
Construction Partners, Inc., Class A(a)(b)	38,950	4,536,506
Dycom Industries, Inc.(a)	82,661	42,157,110
Everus Construction Group, Inc.(a)	25,229	3,753,318
Fluor Corp.(a)	576,981	26,402,651
IES Holdings, Inc.(a)	7,593	5,150,712
MasTec, Inc.(a)	41,429	15,675,491
MYR Group, Inc.(a)	11,022	5,125,891
Sterling Infrastructure, Inc.(a)	42,862	36,897,324
Tutor Perini Corp.	182,062	13,015,612
		205,682,360
Construction Materials — 0.0%
Knife River Corp.(a)	14,741	1,157,316
Consumer Finance — 1.6%
Ally Financial, Inc.	119,900	5,132,919
Encore Capital Group, Inc.(a)	60,068	4,801,235
Security	Shares	Value
Consumer Finance (continued)
Enova International, Inc.(a)	132,416	$ 21,386,508
EZCORP, Inc., Class A, NVS(a)	351,011	10,965,584
LendingClub Corp.(a)	199,463	3,560,415
LendingTree, Inc.(a)	47,251	1,804,988
Navient Corp.	244,886	2,096,224
OneMain Holdings, Inc.	279,691	15,469,709
PRA Group, Inc.(a)	292,438	4,462,604
Regional Management Corp.	110,570	4,064,553
Upstart Holdings, Inc.(a)(b)	261,054	8,821,015
		82,565,754
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc. (The)	254,010	17,930,566
BJ’s Wholesale Club Holdings, Inc.(a)	102,823	8,768,745
Chefs’ Warehouse, Inc. (The)(a)	159,930	12,241,042
Grocery Outlet Holding Corp.(a)	125,855	1,071,026
Maplebear, Inc.(a)(b)	23,012	915,878
PriceSmart, Inc.	101,192	17,201,628
United Natural Foods, Inc.(a)	212,579	10,915,932
		69,044,817
Containers & Packaging — 0.0%
Graphic Packaging Holding Co.	94,127	1,059,870
Distributors — 0.4%
GigaCloud Technology, Inc., Class A(a)	39,296	1,416,228
Gold.com, Inc.	151,906	6,427,143
LKQ Corp.	351,414	9,530,347
Pool Corp.	12,545	2,275,663
		19,649,381
Diversified Consumer Services — 0.8%
American Public Education, Inc.(a)	68,997	3,413,282
Coursera, Inc.(a)	501,439	2,702,756
Covista, Inc.(a)	59,813	7,045,971
Duolingo, Inc., Class A(a)	34,208	3,809,403
Frontdoor, Inc.(a)	95,788	5,945,561
H&R Block, Inc.	25,069	964,906
Laureate Education, Inc., Class A(a)	302,246	9,668,850
Perdoceo Education Corp.	85,696	2,774,836
Strategic Education, Inc.	55,885	4,289,174
Stride, Inc.(a)(b)	25,501	2,355,782
		42,970,521
Diversified REITs — 0.0%
American Assets Trust, Inc.	26,326	613,396
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(a)	70,319	4,568,625
Globalstar, Inc.(a)	53,668	4,519,382
IDT Corp., Class B	107,742	5,943,049
Iridium Communications, Inc.	18,215	943,173
Lumen Technologies, Inc.(a)(b)	1,286,320	14,136,657
		30,110,886
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	212,708	2,952,387
MGE Energy, Inc.	48,001	3,624,076
Oklo, Inc., Class A(a)	145,830	9,753,110
Portland General Electric Co.	361,884	18,137,626
TXNM Energy, Inc.	154,438	9,144,274
		43,611,473
Electrical Equipment — 4.4%
American Superconductor Corp.(a)	106,935	5,447,269
Amprius Technologies, Inc.(a)	17,928	363,580
Atkore, Inc.	81,254	6,728,644
182026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Bloom Energy Corp., Class A(a)	362,072	$ 103,190,520
EnerSys	132,337	30,168,866
Enovix Corp.(a)(b)	341,087	2,721,874
Eos Energy Enterprises, Inc., Class A(a)(b)	306,719	2,585,641
Fluence Energy, Inc., Class A(a)	12,427	234,622
Forgent Power Solutions, Inc.(a)(b)	124,243	6,791,122
Generac Holdings, Inc.(a)	8,058	2,239,399
Hyliion Holdings Corp.(a)	221,192	1,546,132
Nextpower, Inc., Class A(a)(b)	177,263	27,723,933
NuScale Power Corp., Class A(a)	592,469	7,506,582
Plug Power, Inc.(a)(b)	1,115,036	4,404,392
Sunrun, Inc.(a)	250,064	4,181,070
Thermon Group Holdings, Inc.(a)	39,475	2,413,502
Vicor Corp.(a)	60,683	20,319,096
X-Energy, Inc.(a)	157,912	4,249,412
		232,815,656
Electronic Equipment, Instruments & Components — 5.5%
Advanced Energy Industries, Inc.	140,623	42,493,458
Avnet, Inc.	394,656	34,307,446
Bel Fuse, Inc., Class B, NVS	11,265	3,092,468
Cognex Corp.	158,649	10,447,037
Fabrinet(a)	56,315	36,839,020
Insight Enterprises, Inc.(a)	71,505	7,606,702
IPG Photonics Corp.(a)(b)	57,904	6,631,166
Kimball Electronics, Inc.(a)	40,966	1,062,248
Littelfuse, Inc.	25,218	11,773,528
Methode Electronics, Inc.	201,414	2,324,318
nLight, Inc.(a)	95,252	7,060,078
Novanta, Inc.(a)(b)	25,365	4,041,406
PC Connection, Inc.	164,080	11,418,327
Plexus Corp.(a)	68,574	18,402,519
Sanmina Corp.(a)	140,945	36,607,645
ScanSource, Inc.(a)	90,893	4,205,619
TTM Technologies, Inc.(a)(b)	244,771	42,521,618
Vishay Intertechnology, Inc.	146,528	7,626,782
		288,461,385
Energy Equipment & Services — 2.4%
Archrock, Inc.	548,641	18,373,987
Atlas Energy Solutions, Inc.	148,883	2,484,857
Borr Drilling Ltd.(a)	382,676	1,917,207
Expro Group Holdings NV(a)	91,566	1,352,430
Helix Energy Solutions Group, Inc.(a)	232,492	2,173,800
Helmerich & Payne, Inc.	18,280	697,382
Kodiak Gas Services, Inc.	49,840	3,331,804
Liberty Energy, Inc., Class A	232,893	6,814,449
Nabors Industries Ltd.(a)	31,109	2,881,627
National Energy Services Reunited Corp.(a)	58,835	1,432,632
Oceaneering International, Inc.(a)	291,085	11,128,180
Oil States International, Inc.(a)	470,759	4,001,451
Patterson-UTI Energy, Inc.	1,980,440	22,200,732
ProPetro Holding Corp.(a)	438,590	6,692,883
Tidewater, Inc.(a)	73,727	5,418,197
Transocean Ltd.(a)	2,754,651	17,051,290
Valaris Ltd.(a)	83,677	7,751,001
Weatherford International PLC	102,989	10,673,780
		126,377,689
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A(a)	1,145,657	1,981,987
Cinemark Holdings, Inc.	103,515	2,898,420
Eros Media World PLC, Class A(a)	23,977	2
Security	Shares	Value
Entertainment (continued)
Marcus Corp. (The)	119,940	$ 2,268,066
Roku, Inc., Class A(a)	21,096	2,746,277
		9,894,752
Financial Services — 0.8%
Banco Latinoamericano de Comercio Exterior SA, Class E	144,434	8,065,195
Chime Financial, Inc., Class A(a)	338,768	6,301,085
NMI Holdings, Inc., Class A(a)	320,958	11,522,392
Pagseguro Digital Ltd., Class A	342,705	3,204,292
Remitly Global, Inc.(a)	238,411	4,772,988
Repay Holdings Corp., Class A(a)	275,802	1,070,112
StoneCo Ltd., Class A	78,367	897,302
Velocity Financial, Inc.(a)	245,820	4,301,850
Walker & Dunlop, Inc.	31,401	1,576,016
		41,711,232
Food Products — 0.1%
Marzetti Co. (The)	20,301	2,272,494
Vital Farms, Inc.(a)	132,890	1,330,229
		3,602,723
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	284,455	11,813,416
New Jersey Resources Corp.	370,984	20,496,866
ONE Gas, Inc.	143,513	11,156,701
Southwest Gas Holdings, Inc.	243,797	21,017,739
		64,484,722
Ground Transportation — 0.4%
Covenant Logistics Group, Inc., Class A	252,270	10,015,119
Knight-Swift Transportation Holdings, Inc.	24,308	1,838,414
Marten Transport Ltd.	79,873	1,377,010
Werner Enterprises, Inc.	239,278	9,932,430
		23,162,973
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings, Inc.(a)	186,700	1,446,925
AngioDynamics, Inc.(a)	224,372	2,575,791
Cerus Corp.(a)	1,524,439	4,634,295
Delcath Systems, Inc.(a)	100,899	1,087,691
Enovis Corp.(a)	118,800	2,694,384
Glaukos Corp.(a)	96,614	9,985,057
Inspire Medical Systems, Inc.(a)	16,195	669,825
iRadimed Corp.	55,537	5,034,984
IRhythm Holdings, Inc.(a)	58,581	6,672,376
NeuroPace, Inc.(a)	227,093	3,756,118
Novocure Ltd.(a)	540,811	9,215,420
Omnicell, Inc.(a)	94,515	4,171,892
OraSure Technologies, Inc.(a)	446,639	1,920,548
Procept Biorobotics Corp.(a)	35,918	945,721
RxSight, Inc.(a)	274,343	1,462,248
SI-BONE, Inc.(a)	80,266	1,131,751
Strive, Inc., Class A(a)	25,930	458,183
Tandem Diabetes Care, Inc.(a)	94,016	1,617,075
TransMedics Group, Inc.(a)	59,957	4,029,110
Varex Imaging Corp.(a)	184,297	1,885,358
		65,394,752
Health Care Providers & Services — 3.9%
Addus HomeCare Corp.(a)	140,611	12,891,216
agilon health, Inc.(a)	50,069	4,620,367
AMN Healthcare Services, Inc.(a)	141,177	4,089,898
Aveanna Healthcare Holdings, Inc.(a)	400,292	2,870,094
Castle Biosciences, Inc.(a)	151,572	3,195,138
Chemed Corp.	20,486	8,735,435
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Clover Health Investments Corp., Class A(a)	374,073	$ 1,488,811
CorVel Corp.(a)	83,600	5,162,300
Cross Country Healthcare, Inc.(a)	48,640	636,698
Encompass Health Corp.	205,363	21,737,674
Ensign Group, Inc. (The)	98,550	16,521,907
Fulgent Genetics, Inc.(a)	306,170	5,553,924
GeneDx Holdings Corp., Class A(a)	22,200	1,154,178
Guardant Health, Inc.(a)	188,189	24,406,231
HealthEquity, Inc.(a)	95,272	8,382,983
Henry Schein, Inc.(a)	86,971	6,660,239
Hims & Hers Health, Inc., Class A(a)(b)	372,970	9,753,165
Hinge Health, Inc., Class A(a)	147,775	8,306,433
LifeStance Health Group, Inc.(a)	1,522,519	11,738,621
Molina Healthcare, Inc.(a)	12,186	2,115,490
NeoGenomics, Inc.(a)	92,138	969,292
Option Care Health, Inc.(a)	320,975	6,698,748
PACS Group, Inc.(a)	117,770	4,316,270
Pediatrix Medical Group, Inc.(a)	265,442	5,717,621
Privia Health Group, Inc.(a)	573,483	12,335,619
Progyny, Inc.(a)	44,110	1,127,452
RadNet, Inc.(a)	105,001	5,830,706
Select Medical Holdings Corp.	163,339	2,695,094
Universal Health Services, Inc., Class B	21,483	3,138,881
Viemed Healthcare, Inc.(a)	485,288	4,775,234
		207,625,719
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	460,790	22,892,047
Diversified Healthcare Trust	592,700	4,931,264
Janus Living, Inc., Class A(a)	67,713	1,812,677
		29,635,988
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	60,262	1,289,607
Evolent Health, Inc., Class A(a)	793,025	3,132,449
Phreesia, Inc.(a)	323,905	3,193,703
Schrodinger, Inc.(a)	293,460	4,460,592
		12,076,351
Hotel & Resort REITs — 0.9%
Braemar Hotels & Resorts, Inc.	1,808,921	4,449,946
Chatham Lodging Trust	1,151,711	12,496,064
DiamondRock Hospitality Co.	280,104	3,078,343
Host Hotels & Resorts, Inc.	513,559	11,801,586
RLJ Lodging Trust	1,338,472	13,023,332
		44,849,271
Hotels, Restaurants & Leisure — 0.6%
Accel Entertainment, Inc., Class A(a)	192,599	2,290,002
Aramark	145,124	7,746,719
Brinker International, Inc.(a)	39,045	5,559,227
El Pollo Loco Holdings, Inc.(a)	75,502	1,122,715
Genius Sports Ltd.(a)	510,156	2,989,514
Rush Street Interactive, Inc., Class A(a)	325,922	8,258,864
Travel + Leisure Co.	57,612	3,917,616
		31,884,657
Household Durables — 1.0%
Century Communities, Inc.	170,410	9,001,056
Champion Homes, Inc.(a)	54,841	4,037,943
Installed Building Products, Inc.	60,768	12,760,065
Leggett & Platt, Inc.	203,071	2,085,539
LGI Homes, Inc.(a)	38,913	1,860,430
M/I Homes, Inc.(a)	136,448	17,959,286
Security	Shares	Value
Household Durables (continued)
Meritage Homes Corp.	40,837	$ 2,664,206
Newell Brands, Inc.	715,129	2,431,439
		52,799,964
Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	158,531	5,410,663
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co., Class A(a)	63,508	2,328,203
Spruce Power Holding Corp.(a)	110	317
		2,328,520
Industrial Conglomerates — 0.2%
Brookfield Business Corp., Class A	259,634	8,523,784
Industrial REITs — 0.0%
Americold Realty Trust, Inc.	47,654	747,691
Insurance — 2.2%
American Financial Group, Inc.	69,717	9,049,267
AMERISAFE, Inc.	133,819	4,101,552
CNO Financial Group, Inc.	141,222	6,491,975
Donegal Group, Inc., Class A	97,465	1,653,981
F&G Annuities & Life, Inc.	184,045	5,101,727
Genworth Financial, Inc., Class A(a)	477,518	4,087,554
Hanover Insurance Group, Inc. (The)	26,444	4,923,873
HCI Group, Inc.	44,760	6,896,173
Heritage Insurance Holdings, Inc.(a)	62,144	1,347,282
Lemonade, Inc.(a)	117,257	6,800,906
Mercury General Corp.	93,125	9,129,044
Octave Specialty Group, Inc.(a)	212,173	1,162,708
Oscar Health, Inc., Class A(a)	697,100	15,496,533
Palomar Holdings, Inc.(a)	122,451	13,107,155
Root, Inc., Class A(a)	28,795	1,499,068
Selectquote, Inc.(a)(b)	554,813	554,813
Skyward Specialty Insurance Group, Inc.(a)	114,872	5,068,153
Slide Insurance Holdings, Inc.(a)	79,514	1,433,637
Stewart Information Services Corp.	146,041	9,489,744
United Fire Group, Inc.	63,429	2,811,808
Universal Insurance Holdings, Inc.	157,668	5,836,869
		116,043,822
Interactive Media & Services — 0.7%
Angi, Inc., Class A(a)	323,129	1,893,536
EverQuote, Inc., Class A(a)	402,023	7,734,923
fuboTV, Inc., Class A(a)(b)	180,735	1,823,616
Grindr, Inc.(a)	223,429	2,792,863
MediaAlpha, Inc., Class A(a)	372,399	3,314,351
Nextdoor Holdings, Inc., Class A(a)	511,672	1,079,628
QuinStreet, Inc.(a)	622,824	7,797,756
Shutterstock, Inc.	130,171	1,938,246
Snap, Inc., Class A, NVS(a)	551,116	3,146,872
ZipRecruiter, Inc., Class A(a)	838,687	2,717,346
		34,239,137
IT Services — 0.6%
Applied Digital Corp.(a)	296,555	14,021,121
BigBear.ai Holdings, Inc.(a)	406,831	2,050,428
DigitalOcean Holdings, Inc.(a)	53,153	8,289,210
Fastly, Inc., Class A(a)	135,508	2,407,300
Grid Dynamics Holdings, Inc., Class A(a)	250,425	1,803,060
TSS, Inc.(a)	102,023	1,681,339
		30,252,458
Leisure Products — 0.2%
Brunswick Corp.	89,396	7,487,809
202026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)(b)	389,536	$ 2,493,030
Polaris, Inc.	15,001	1,058,621
		11,039,460
Life Sciences Tools & Services — 0.5%
AbCellera Biologics, Inc.(a)(b)	339,622	2,095,468
Adaptive Biotechnologies Corp.(a)	394,284	5,973,402
Azenta, Inc.(a)	154,270	3,529,698
CryoPort, Inc.(a)	103,814	1,628,842
Harvard Bioscience, Inc.(a)	30	176
Pacific Biosciences of California, Inc.(a)	2,088,495	3,111,857
Personalis, Inc.(a)(b)	359,792	4,101,629
Seer, Inc., Class A(a)	303,882	568,259
Tempus AI, Inc., Class A(a)(b)	91,957	4,641,070
		25,650,401
Machinery — 3.1%
3D Systems Corp.(a)	491,691	1,755,337
Aebi Schmidt Holding AG	179,541	2,240,672
Allison Transmission Holdings, Inc.	3,484	395,538
Atmus Filtration Technologies, Inc.	204,639	9,573,012
Blue Bird Corp.(a)	58,553	3,968,137
CECO Environmental Corp.(a)(b)	43,834	3,276,591
Chart Industries, Inc.(a)	44,870	9,324,883
Crane Co.	82,201	15,042,783
Donaldson Co., Inc.	82,013	6,714,404
Energy Recovery, Inc.(a)	409,992	3,349,635
Enpro, Inc.	18,879	5,795,664
ESCO Technologies, Inc.	40,900	11,938,710
Federal Signal Corp.	131,260	14,005,442
Franklin Electric Co., Inc.	69,877	6,874,499
Greenbrier Cos., Inc. (The)	30,007	1,413,630
Kennametal, Inc.	253,305	8,308,404
Manitowoc Co., Inc. (The)(a)	410,678	4,858,321
Mueller Industries, Inc.	118,251	15,207,079
Mueller Water Products, Inc., Class A	132,213	3,333,090
Proto Labs, Inc.(a)	3,963	300,237
Richtech Robotics, Inc., Class B(a)	378,714	1,143,716
SPX Technologies, Inc.(a)	60,163	13,034,916
Terex Corp.	20,787	1,209,388
Trinity Industries, Inc.	188,406	6,111,891
Watts Water Technologies, Inc., Class A	16,737	5,171,398
Worthington Enterprises, Inc.	124,811	7,085,520
		161,432,897
Marine Transportation — 1.0%
Costamare, Inc.	63,966	983,797
Genco Shipping & Trading Ltd.	416,480	10,020,509
Kirby Corp.(a)	125,271	17,611,850
Matson, Inc.	135,707	24,603,679
		53,219,835
Media — 0.8%
EchoStar Corp., Class A(a)(b)	186,885	24,143,673
Entravision Communications Corp., Class A	286,371	2,600,249
Gray Media, Inc.	162,584	651,962
Magnite, Inc.(a)	267,915	3,839,222
Townsquare Media, Inc., Class A	77	508
Trade Desk, Inc. (The), Class A(a)	125,473	2,705,198
Versant Media Group, Inc.	156,168	6,737,087
		40,677,899
Metals & Mining — 3.7%
Alpha Metallurgical Resources, Inc.(a)(b)	58,568	11,653,275
Caledonia Mining Corp. PLC	29,832	708,808
Security	Shares	Value
Metals & Mining (continued)
Century Aluminum Co.(a)	184,677	$ 12,183,142
Cleveland-Cliffs, Inc.(a)	913,783	12,427,449
Coeur Mining, Inc.	1,294,417	25,008,136
Commercial Metals Co.	137,505	10,457,255
Compass Minerals International, Inc.(a)	49,652	1,584,892
Constellium SE, Class A(a)	747,529	25,610,344
Elevra Lithium Ltd., ADR(a)	1	93
Hecla Mining Co.	920,389	16,355,313
Kaiser Aluminum Corp.	120,570	21,948,563
Materion Corp.	52,626	11,579,825
MP Materials Corp., Class A(a)	10,932	707,300
Novagold Resources, Inc.(a)	532,936	4,567,261
Perpetua Resources Corp.(a)	29,508	798,782
Ramaco Resources, Inc., Class A(a)	240,259	3,750,443
Ryerson Holding Corp.	435,675	12,460,305
SSR Mining, Inc.(a)	143,109	4,467,863
SunCoke Energy, Inc.	800,341	7,211,072
USA Rare Earth, Inc., Class A(a)	130,144	3,645,333
Warrior Met Coal, Inc.	84,069	7,947,883
		195,073,337
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ready Capital Corp.	440,437	783,978
TPG RE Finance Trust, Inc.	164,321	1,380,296
		2,164,274
Multi-Utilities — 0.7%
Avista Corp.	465,633	19,309,800
Black Hills Corp.	195,001	14,199,973
Northwestern Energy Group, Inc.	70,226	4,958,658
Unitil Corp.	15,737	787,322
		39,255,753
Office REITs — 0.4%
Brandywine Realty Trust	2,058,881	6,382,531
COPT Defense Properties	184,918	5,928,471
Hudson Pacific Properties, Inc.(a)	548,480	6,570,791
		18,881,793
Oil, Gas & Consumable Fuels — 3.6%
Ardmore Shipping Corp.	420,647	6,764,004
California Resources Corp.	44,016	2,609,709
Centrus Energy Corp., Class A(a)(b)	10,953	1,998,594
Chord Energy Corp.	128,738	16,976,680
CNX Resources Corp.(a)	80,292	2,705,037
Crescent Energy Co., Class A	345,085	3,989,182
CVR Energy, Inc.	28,153	935,243
Delek U.S. Holdings, Inc.	111,022	4,941,589
DHT Holdings, Inc.	649,320	10,596,902
Dorian LPG Ltd.	77,544	3,118,820
Energy Fuels, Inc.(a)(b)	370,044	6,742,202
Evolution Petroleum Corp.	192,624	816,726
Golar LNG Ltd.	54,164	2,694,659
Green Plains, Inc.(a)	115,884	1,815,902
HF Sinclair Corp.	31,388	2,193,707
International Seaways, Inc.	88,420	6,825,140
Magnolia Oil & Gas Corp., Class A	837,164	22,904,807
Matador Resources Co.	15,288	819,437
Murphy Oil Corp.	284,614	10,300,181
New Fortress Energy, Inc., Class A(a)(b)	879,244	493,080
Northern Oil & Gas, Inc.	145,838	3,174,893
Par Pacific Holdings, Inc.(a)	121,029	6,796,989
PBF Energy, Inc., Class A	269,571	10,971,540
Peabody Energy Corp.	8,767	237,147
Plains GP Holdings LP, Class A	70,295	1,711,683
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.(a)	120,737	$ 5,645,662
Scorpio Tankers, Inc.	262,479	19,557,310
SM Energy Co.	383,494	11,777,101
SunocoCorp LLC	38,233	2,498,144
Teekay Corp. Ltd.	447,556	5,133,467
Uranium Energy Corp.(a)(b)	586,110	8,070,735
World Kinect Corp.	88,922	2,561,843
		188,378,115
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	249,681	11,490,320
Joby Aviation, Inc., Class A(a)(b)	522,244	6,214,703
SkyWest, Inc.(a)	210,554	18,033,950
		35,738,973
Pharmaceuticals — 1.7%
Amylyx Pharmaceuticals, Inc.(a)	307,235	4,408,822
Arvinas, Inc.(a)	529,728	4,756,958
Atea Pharmaceuticals, Inc.(a)	613,370	2,864,438
Axsome Therapeutics, Inc.(a)	42,783	10,031,758
Collegium Pharmaceutical, Inc.(a)	133,637	4,491,540
Corcept Therapeutics, Inc.(a)(b)	86,687	6,023,880
Crinetics Pharmaceuticals, Inc.(a)	70,299	2,499,130
Edgewise Therapeutics, Inc.(a)	41,699	1,424,438
EyePoint, Inc.(a)	73,399	996,758
Fulcrum Therapeutics, Inc.(a)	416,770	2,884,048
Harmony Biosciences Holdings, Inc.(a)	164,102	5,183,982
Nektar Therapeutics(a)	10,406	675,141
Nuvation Bio, Inc., Class A(a)(b)	811,680	3,879,830
Ocular Therapeutix, Inc.(a)	843,005	7,595,475
Pacira BioSciences, Inc.(a)	159,711	3,708,489
Rafael Holdings, Inc., Class B(a)	220	301
Supernus Pharmaceuticals, Inc.(a)	60,052	2,773,201
Tarsus Pharmaceuticals, Inc.(a)	67,899	4,033,201
Theravance Biopharma, Inc.(a)	156,815	2,518,449
Trevi Therapeutics, Inc.(a)	545,836	7,718,121
Wave Life Sciences Ltd.(a)	1,298,226	8,542,327
Xeris Biopharma Holdings, Inc.(a)	179,119	1,103,373
		88,113,660
Professional Services — 1.7%
BlackSky Technology, Inc., Class A(a)	66,161	3,206,824
CBIZ, Inc.(a)	92,514	3,071,465
Conduent, Inc.(a)	555,725	961,404
CRA International, Inc.	12,109	1,680,124
ExlService Holdings, Inc.(a)	944,611	27,422,057
Franklin Covey Co.(a)	73,981	1,754,829
Genpact Ltd.	18,340	604,303
IBEX Holdings Ltd.(a)	58,855	1,862,172
ICF International, Inc.	63,813	4,392,887
Innodata, Inc.(a)	3,442	361,341
KBR, Inc.	282,860	9,885,957
Kelly Services, Inc., Class A, NVS	110,419	1,283,069
Kforce, Inc.	29,871	1,403,638
ManpowerGroup, Inc.	29,625	937,039
Maximus, Inc.	4,533	280,729
Planet Labs PBC, Class A(a)	512,267	26,197,334
ShiftPixy, Inc.(a)(c)	1	—
TriNet Group, Inc.	19,501	890,806
Verra Mobility Corp., Class A(a)	191,982	865,839
Willdan Group, Inc.(a)	37,706	3,425,213
		90,487,030
Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	691,631	5,692,123
Security	Shares	Value
Real Estate Management & Development (continued)
FRP Holdings, Inc.(a)	51,352	$ 1,186,745
Kennedy-Wilson Holdings, Inc.	185,150	2,038,502
Marcus & Millichap, Inc.	42,875	1,210,790
RMR Group, Inc. (The), Class A	140,298	2,798,945
St. Joe Co. (The)	110,989	7,062,230
		19,989,335
Residential REITs — 0.0%
Bluerock Homes Trust, Inc., Class A	77	767
NexPoint Residential Trust, Inc.	75,631	2,197,837
		2,198,604
Retail REITs — 0.9%
Agree Realty Corp.	334,689	24,817,189
CBL & Associates Properties, Inc.	5,990	288,059
Federal Realty Investment Trust	61,426	7,348,393
FrontView REIT, Inc.	204,258	3,623,537
NETSTREIT Corp.	217,043	4,397,291
NNN REIT, Inc.	213,300	9,493,983
		49,968,452
Semiconductors & Semiconductor Equipment — 6.3%
ACM Research, Inc., Class A(a)	68,108	5,895,428
Aehr Test Systems(a)	50,967	4,705,783
Alpha & Omega Semiconductor Ltd.(a)	41,315	1,873,635
Ambarella, Inc.(a)	121,034	8,736,234
Ambiq Micro, Inc.(a)	31,661	2,522,115
Amkor Technology, Inc.	270,442	18,811,946
Axcelis Technologies, Inc.(a)(b)	29,918	4,499,966
Cirrus Logic, Inc.(a)	84,765	14,405,812
Credo Technology Group Holding Ltd.(a)(b)	280,470	66,199,334
Diodes, Inc.(a)	84,812	8,932,400
FormFactor, Inc.(a)	196,472	24,478,447
Kulicke & Soffa Industries, Inc.	197,284	20,101,267
MaxLinear, Inc.(a)	126,779	11,781,572
Navitas Semiconductor Corp.(a)	297,787	7,921,134
Onto Innovation, Inc.(a)	73,888	19,080,837
Photronics, Inc.(a)(b)	119,598	3,868,995
Power Integrations, Inc.	10,574	888,216
Rambus, Inc.(a)	173,817	25,283,421
Rigetti Computing, Inc.(a)	255,512	6,525,776
Semtech Corp.(a)	146,251	22,309,128
Silicon Laboratories, Inc.(a)	37,961	8,260,314
SiTime Corp.(a)	36,468	25,899,574
Skyworks Solutions, Inc.	257,208	20,023,643
Ultra Clean Holdings, Inc.(a)	12,356	1,057,303
		334,062,280
Software — 4.4%
8x8, Inc.(a)	604,907	1,252,158
Alarm.com Holdings, Inc.(a)	259,045	11,685,520
Amplitude, Inc., Class A(a)	618,905	4,839,837
Arteris, Inc.(a)	51,152	1,838,914
Bit Digital, Inc.(a)	751,688	1,518,410
Box, Inc., Class A(a)	442,431	11,927,940
C3.ai, Inc., Class A(a)(b)	656,909	7,074,910
Cerence, Inc.(a)	227,721	2,928,492
Cipher Digital, Inc.(a)	413,664	9,783,154
Cleanspark, Inc.(a)	315,507	5,770,623
Clearwater Analytics Holdings, Inc., Class A(a)	422,961	10,294,871
Digital Turbine, Inc.(a)	283,566	2,489,709
Domo, Inc., Class B(a)	483,915	2,017,926
D-Wave Quantum, Inc.(a)(b)	427,940	12,898,112
Dynatrace, Inc.(a)	90,826	3,868,279
Figma, Inc., Class A(a)(b)	56,593	1,443,122
222026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Guidewire Software, Inc.(a)	16,217	$ 2,475,849
Hut 8 Corp.(a)	121,287	15,140,256
InterDigital, Inc.	50,868	12,823,314
LiveRamp Holdings, Inc.(a)	63,706	2,392,797
Manhattan Associates, Inc.(a)	45,599	6,842,130
MARA Holdings, Inc.(a)	291,521	4,192,072
Netskope, Inc., Class A(a)(b)	510,863	6,201,877
Ooma, Inc.(a)	403,658	7,124,564
Pagaya Technologies Ltd., Class A(a)(b)	206,787	3,126,619
Porch Group, Inc.(a)	229,451	2,390,879
Q2 Holdings, Inc.(a)	134,796	6,382,591
Qualys, Inc.(a)	82,142	8,977,299
Rapid7, Inc.(a)	115,540	968,225
RingCentral, Inc., Class A	73,914	3,201,215
Riot Platforms, Inc.(a)	454,110	12,310,922
SoundHound AI, Inc., Class A(a)(b)	168,901	1,520,109
Sprout Social, Inc., Class A(a)	415,640	3,108,987
Tenable Holdings, Inc.(a)	326,103	9,205,888
Terawulf, Inc.(a)(b)	404,720	10,344,643
Thryv Holdings, Inc.(a)	462,795	1,795,645
Varonis Systems, Inc.(a)	214,825	7,336,274
Workiva, Inc., Class A(a)	63,635	3,167,750
Zeta Global Holdings Corp., Class A(a)	394,935	9,040,062
		231,701,944
Specialized REITs — 0.4%
CubeSmart	409,706	16,388,240
EPR Properties	40,139	2,289,930
Safehold, Inc.	83,243	1,246,148
		19,924,318
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)	90,985	7,025,862
Advance Auto Parts, Inc.	19,401	1,168,716
American Eagle Outfitters, Inc.	722,567	11,416,559
Boot Barn Holdings, Inc.(a)	110,286	18,734,283
Caleres, Inc.	120,710	1,757,538
Camping World Holdings, Inc., Class A	262,471	1,923,912
CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2
Five Below, Inc.(a)	10,694	2,431,388
Gap, Inc. (The)	127,245	2,691,232
Group 1 Automotive, Inc.	43,580	13,786,097
Haverty Furniture Cos., Inc.	104,886	2,432,306
Lands’ End, Inc.(a)	71,569	840,936
Lithia Motors, Inc., Class A	24,771	7,205,636
Lulu’s Fashion Lounge Holdings, Inc.(a)	11	102
Monro, Inc.	100,597	1,654,821
Murphy U.S.A., Inc.	5,485	2,775,574
Penske Automotive Group, Inc.	12,795	2,141,499
Petco Health & Wellness Co., Inc.(a)	302,193	909,601
RealReal, Inc. (The)(a)	508,876	4,905,565
Revolve Group, Inc., Class A(a)	344,516	6,752,514
Signet Jewelers Ltd.	21,425	1,872,331
Sonic Automotive, Inc., Class A	82,559	6,821,025
Stitch Fix, Inc., Class A(a)	882,746	3,142,576
ThredUp, Inc., Class A(a)	763,963	3,552,428
Upbound Group, Inc.	120,340	2,311,731
Urban Outfitters, Inc.(a)	203,868	14,811,010
Victoria’s Secret & Co.(a)	112,016	6,160,880
Winmark Corp.	8,315	3,147,809
Zumiez, Inc.(a)	238,490	5,874,009
		138,247,942
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.7%
IonQ, Inc.(a)	448,501	$ 32,323,467
Quantum Computing, Inc.(a)(b)	162,994	1,949,408
		34,272,875
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.	287,899	9,307,775
Tobacco — 0.1%
Turning Point Brands, Inc.	40,128	3,408,071
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	59,314	18,020,186
BlueLinx Holdings, Inc.(a)	56,330	2,928,597
Boise Cascade Co.	163,822	11,421,670
DNOW, Inc.(a)	445,220	5,694,364
GATX Corp.	9,509	1,607,782
Global Industrial Co.	25,792	784,077
Herc Holdings, Inc.	57,228	7,611,324
McGrath RentCorp	29,953	3,264,577
Rush Enterprises, Inc., Class A	176,324	12,224,543
Xometry, Inc., Class A(a)(b)	66,781	6,363,561
		69,920,681
Water Utilities — 0.0%
American States Water Co.	15,101	1,166,854
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	67,181	711,447
Total Common Stocks — 98.7% (Cost: $3,852,609,390)		5,199,563,930
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	102,638	67,741
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	105,003
Blueprint Medicines Corp., CVR(a)(c)	92,408	91,484
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799
Poseida Therapeutics, Inc., CVR(a)(c)	104,999	153,299
		435,444
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	48,984
Total Rights — 0.0% (Cost: $ —)		489,943
Total Long-Term Investments — 98.7% (Cost: $3,852,609,390)		5,200,053,873
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(d)(e)(f)	183,483,950	$ 183,538,995
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(d)(e)	54,604,684	54,604,684
Total Short-Term Securities — 4.5% (Cost: $238,138,529)		238,143,679
Total Investments — 103.2% (Cost: $4,090,747,919)		5,438,197,552
Liabilities in Excess of Other Assets — (3.2)%		(170,720,424)
Net Assets — 100.0%		$ 5,267,477,128

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 126,834,392	$ 56,723,813 (a)	$ —	$ (14,839)	$ (4,371)	$ 183,538,995	183,483,950	$ 1,417,515 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	13,536,581 (a)	—	—	—	54,604,684	54,604,684	1,643,759	—
				$ (14,839)	$ (4,371)	$ 238,143,679		$ 3,061,274	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	414	06/18/26	$ 60,533	$ 2,641,218
242026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,641,218	$ —	$ —	$ —	$ 2,641,218

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 14,408,969	$ —	$ —	$ —	$ 14,408,969
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,378,288	$ —	$ —	$ —	$ 2,378,288
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 57,261,373

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 5,199,563,928	$ —	$ 2	$ 5,199,563,930
Rights	—	5,515	484,428	489,943
Short-Term Securities
Money Market Funds	238,143,679	—	—	238,143,679
	$ 5,437,707,607	$ 5,515	$ 484,430	$ 5,438,197,552
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,641,218	$ —	$ —	$ 2,641,218

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
General Electric Co.	86,082	$ 27,869,908
Lockheed Martin Corp.	67,151	35,620,248
RTX Corp.	258,093	46,368,989
		109,859,145
Automobile Components — 0.7%
BorgWarner, Inc.	370,870	26,635,883
Automobiles — 1.6%
Tesla, Inc.(a)	145,104	63,234,872
Banks — 4.5%
Bank of America Corp.	1,321,766	68,203,126
Citigroup, Inc.	96,340	12,129,206
JPMorgan Chase & Co.	247,446	74,063,062
Wells Fargo & Co.	290,551	22,529,324
		176,924,718
Biotechnology — 2.3%
AbbVie, Inc.	149,463	32,541,084
Natera, Inc.(a)	63,868	14,266,195
Regeneron Pharmaceuticals, Inc.	30,711	18,880,509
Vertex Pharmaceuticals, Inc.(a)	50,924	22,790,527
		88,478,315
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	642,232	173,813,669
Building Products — 0.5%
Trane Technologies PLC	40,830	18,426,579
Capital Markets — 3.7%
Charles Schwab Corp. (The)	368,763	32,211,448
CME Group, Inc., Class A	68,761	18,808,884
Intercontinental Exchange, Inc.	153,977	22,765,500
Morgan Stanley	343,136	71,372,288
		145,158,120
Commercial Services & Supplies — 0.5%
Cintas Corp.	118,977	20,376,001
Communications Equipment — 1.7%
Cisco Systems, Inc.	235,897	28,406,717
Lumentum Holdings, Inc.(a)	17,118	14,635,205
Motorola Solutions, Inc.	58,584	23,625,756
		66,667,678
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	6,591	12,049,732
MasTec, Inc.(a)	39,260	14,854,806
		26,904,538
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	57,144	54,647,950
Walmart, Inc.	133,810	15,488,508
		70,136,458
Containers & Packaging — 0.5%
International Paper Co.	628,442	21,033,954
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class A	953,301	23,708,596
Electric Utilities — 0.4%
Portland General Electric Co.	327,014	16,389,942
Electrical Equipment — 0.4%
AMETEK, Inc.	67,320	15,204,222
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	207,094	$ 30,807,303
Entertainment — 0.5%
Spotify Technology SA(a)	37,828	18,826,239
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)	118,389	56,173,213
Mastercard, Inc., Class A	34,801	17,190,998
Visa, Inc., Class A	114,791	37,463,191
		110,827,402
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	488,222	41,791,803
Boston Scientific Corp.(a)	356,035	17,200,051
		58,991,854
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	156,905	30,878,904
UnitedHealth Group, Inc.	94,822	36,061,755
		66,940,659
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	496
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	231,552	38,768,751
Chipotle Mexican Grill, Inc.(a)	1,225,832	39,055,008
		77,823,759
Household Durables — 1.0%
Garmin Ltd.	61,063	14,283,857
Toll Brothers, Inc.	165,067	22,868,382
		37,152,239
Household Products — 1.7%
Procter & Gamble Co. (The)	453,657	65,126,999
Industrial Conglomerates — 1.6%
3M Co.	396,770	60,757,390
Insurance — 0.9%
Travelers Cos., Inc. (The)	114,974	33,559,761
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	354,303	134,755,603
Alphabet, Inc., Class C, NVS	260,001	97,872,176
Meta Platforms, Inc., Class A	130,996	82,856,280
		315,484,059
Machinery — 2.7%
Caterpillar, Inc.	52,185	45,707,276
Mueller Industries, Inc.	101,175	13,011,105
Parker-Hannifin Corp.	55,608	46,968,185
		105,686,566
Media — 0.3%
Trade Desk, Inc. (The), Class A(a)	526,128	11,343,320
Metals & Mining — 1.3%
Alcoa Corp.	199,881	15,518,761
Freeport-McMoRan, Inc.	541,582	35,587,353
		51,106,114
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	348,302	63,551,183
Exxon Mobil Corp.	362,774	52,696,551
Phillips 66	300,098	52,781,236
		169,028,970
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	757,464	43,311,792
262026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	40,372	$ 44,611,060
Pfizer, Inc.	1,611,491	42,188,834
		130,111,686
Retail REITs — 0.3%
Simon Property Group, Inc.	62,774	12,863,020
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	105,186	54,286,495
Applied Materials, Inc.	146,481	65,925,239
Broadcom, Inc.	307,489	137,376,860
Cerebras Systems, Inc., Class A(a)(b)	7,088	1,679,785
Intel Corp.(a)	255,949	29,352,231
Lam Research Corp.	183,270	58,312,849
Micron Technology, Inc.	84,704	82,247,584
NVIDIA Corp.	1,387,368	292,928,879
QUALCOMM, Inc.	67,135	16,852,228
		738,962,150
Software — 7.9%
Atlassian Corp., Class A(a)	138,282	14,880,526
Check Point Software Technologies Ltd.(a)	90,978	12,286,579
Elastic NV(a)	205,149	13,273,140
Microsoft Corp.	446,655	201,101,947
Palantir Technologies, Inc., Class A(a)	225,148	35,244,668
Salesforce, Inc.	58,005	11,084,756
ServiceNow, Inc.(a)	164,209	20,422,673
		308,294,289
Specialty Retail — 1.3%
Lithia Motors, Inc., Class A	44,429	12,923,952
TJX Cos., Inc. (The)	237,002	36,676,059
		49,600,011
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	876,888	273,641,669
Sandisk Corp.(a)	11,937	20,232,976
Western Digital Corp.	33,651	17,875,748
		311,750,393
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	117,907	22,111,100
Total Common Stocks — 98.8% (Cost: $2,203,485,822)		3,850,108,469
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $9,376,442)(a)(c)(d)	15,919	$ 9,376,442
Total Long-Term Investments — 99.1% (Cost: $2,212,862,264)		3,859,484,911
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	1,736,180	1,736,701
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(e)(f)	27,532,454	27,532,454
Total Short-Term Securities — 0.7% (Cost: $29,269,155)		29,269,155
Total Investments — 99.8% (Cost: $2,242,131,419)		3,888,754,066
Other Assets Less Liabilities — 0.2%		6,837,069
Net Assets — 100.0%		$ 3,895,591,135

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,376,442, representing 0.2% of its net assets as of period end, and an original cost of $9,376,442.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,736,617 (a)	$ —	$ 84	$ —	$ 1,736,701	1,736,180	$ 10,594 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	—	(1,924,934)(a)	—	—	27,532,454	27,532,454	1,230,788	—
				$ 84	$ —	$ 29,269,155		$ 1,241,382	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	110	06/18/26	$ 41,777	$ 4,270,161
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,270,161	$ —	$ —	$ —	$ 4,270,161

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,389,545	$ —	$ —	$ —	$ 6,389,545
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,045,182	$ —	$ —	$ —	$ 2,045,182
282026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Core Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 39,960,628

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,850,108,469	$ —	$ —	$ 3,850,108,469
Preferred Securities	—	—	9,376,442	9,376,442
Short-Term Securities
Money Market Funds	29,269,155	—	—	29,269,155
	$ 3,879,377,624	$ —	$ 9,376,442	$ 3,888,754,066
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,270,161	$ —	$ —	$ 4,270,161

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Schedule of Investments
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
General Dynamics Corp.	13,353	$ 4,631,088
HEICO Corp., Class A	10,924	2,838,164
Lockheed Martin Corp.	13,957	7,403,491
Northrop Grumman Corp.	6,988	3,938,996
RTX Corp.	49,793	8,945,810
Woodward, Inc.	638	223,319
		27,980,868
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	1,879	296,863
FedEx Corp.	10,790	4,442,783
United Parcel Service, Inc., Class B	28,861	3,079,180
		7,818,826
Automobile Components — 0.3%
BorgWarner, Inc.	36,781	2,641,611
Automobiles — 0.2%
General Motors Co.	19,872	1,654,145
Banks — 7.0%
Bank of America Corp.	260,978	13,466,465
Citigroup, Inc.	62,244	7,836,520
Credicorp Ltd.	4,986	1,708,353
Huntington Bancshares, Inc.	208,438	3,410,046
JPMorgan Chase & Co.	66,000	19,754,460
KeyCorp	54,256	1,157,280
Popular, Inc.	8,213	1,219,877
Wells Fargo & Co.	96,935	7,516,340
		56,069,341
Beverages — 0.9%
Coca-Cola Co. (The)	56,459	4,460,825
Molson Coors Beverage Co., Class B	54,492	2,154,069
PepsiCo, Inc.	5,956	858,796
		7,473,690
Biotechnology — 2.6%
AbbVie, Inc.	5,981	1,302,183
Amgen, Inc.	8,287	2,790,979
Biogen, Inc.(a)	13,428	2,631,888
Exelixis, Inc.(a)	28,533	1,440,346
Gilead Sciences, Inc.	13,455	1,808,756
Natera, Inc.(a)	4,940	1,103,448
Neurocrine Biosciences, Inc.(a)	10,513	1,664,208
PTC Therapeutics, Inc.(a)	3,702	273,393
Regeneron Pharmaceuticals, Inc.	4,098	2,519,368
Revolution Medicines, Inc.(a)	4,206	662,361
TG Therapeutics, Inc.(a)	17,616	668,351
Ultragenyx Pharmaceutical, Inc.(a)	42,663	1,021,352
United Therapeutics Corp.(a)	3,981	2,216,700
Vertex Pharmaceuticals, Inc.(a)	1,739	778,272
Viking Therapeutics, Inc.(a)	6,373	208,652
		21,090,257
Broadline Retail — 2.6%
Amazon.com, Inc.(a)	72,654	19,663,079
Coupang, Inc., Class A(a)	16,903	280,590
Etsy, Inc.(a)	5,014	340,551
MercadoLibre, Inc.(a)	542	919,042
		21,203,262
Security	Shares	Value
Building Products — 0.3%
Owens Corning	12,046	$ 1,515,628
Trane Technologies PLC	1,611	727,044
		2,242,672
Capital Markets — 4.3%
Blue Owl Capital, Inc., Class A	18,812	193,387
Cboe Global Markets, Inc.	1,831	610,748
Charles Schwab Corp. (The)	54,542	4,764,243
CME Group, Inc., Class A	13,304	3,639,176
Goldman Sachs Group, Inc. (The)	7,357	7,545,045
Intercontinental Exchange, Inc.	14,502	2,144,121
Morgan Stanley	62,957	13,095,056
StepStone Group, Inc., Class A	8,170	402,863
TPG, Inc., Class A	28,977	1,233,551
Virtu Financial, Inc., Class A	8,353	418,903
XP, Inc., Class A	25,019	417,067
		34,464,160
Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,823	1,343,784
Albemarle Corp.	498	87,857
Dow, Inc.	24,061	812,059
Eastman Chemical Co.	9,939	754,072
Ecolab, Inc.	11,414	2,921,984
LyondellBasell Industries NV, Class A	47,614	3,173,473
PPG Industries, Inc.	1,790	202,234
Solstice Advanced Materials, Inc.	12,961	1,091,705
Westlake Corp.	1,368	118,784
		10,505,952
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.(a)	1,372	385,573
Copart, Inc.(a)	32,707	1,071,809
Republic Services, Inc.	19,859	3,980,538
Waste Connections, Inc.	10,915	1,626,553
		7,064,473
Communications Equipment — 2.0%
Ciena Corp.(a)	1,612	935,331
Cisco Systems, Inc.	82,657	9,953,556
Lumentum Holdings, Inc.(a)	2,774	2,371,659
Motorola Solutions, Inc.	8,086	3,260,922
		16,521,468
Construction & Engineering — 0.2%
Fluor Corp.(a)	13,376	612,086
MasTec, Inc.(a)	3,380	1,278,890
		1,890,976
Construction Materials — 0.3%
CRH PLC	5,867	638,271
Vulcan Materials Co.	6,826	1,931,212
		2,569,483
Consumer Finance — 1.0%
Ally Financial, Inc.	34,200	1,464,102
American Express Co.	12,325	3,900,493
Capital One Financial Corp.	14,505	2,725,924
OneMain Holdings, Inc.	3,222	178,209
		8,268,728
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	3,409	3,260,095
Dollar General Corp.	7,961	880,566
Sysco Corp.	14,534	1,101,823
302026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.	28,317	$ 3,598,241
Walmart, Inc.	54,223	6,276,312
		15,117,037
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	94,714	1,066,480
International Paper Co.	76,868	2,572,772
		3,639,252
Distributors — 0.1%
Genuine Parts Co.	5,279	521,037
LKQ Corp.	9,164	248,528
		769,565
Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,196	84,524
Diversified Telecommunication Services — 1.1%
AT&T Inc.	127,869	3,171,151
Comcast Corp., Class A	129,457	3,219,596
Verizon Communications, Inc.	58,215	2,783,259
		9,174,006
Electric Utilities — 1.3%
Exelon Corp.	25,395	1,159,028
FirstEnergy Corp.	10,725	497,533
NextEra Energy, Inc.	16,402	1,427,138
PG&E Corp.	207,561	3,391,546
Pinnacle West Capital Corp.	8,445	842,304
Portland General Electric Co.	58,332	2,923,600
PPL Corp.	4,992	176,667
		10,417,816
Electrical Equipment — 1.2%
AMETEK, Inc.	6,872	1,552,041
Bloom Energy Corp., Class A(a)	1,574	448,590
Eaton Corp. PLC	5,199	2,082,719
Emerson Electric Co.	14,715	2,116,311
Generac Holdings, Inc.(a)	725	201,485
Hubbell, Inc.	339	160,554
Rockwell Automation, Inc.	7,412	3,343,257
		9,904,957
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	12,551	1,867,087
Coherent Corp.(a)	6,273	2,267,502
Corning, Inc.	6,307	1,142,576
Flex Ltd.(a)	7,109	1,071,895
Jabil, Inc.	1,596	581,838
Keysight Technologies, Inc.(a)	10,610	3,589,681
TTM Technologies, Inc.(a)	1,742	302,620
		10,823,199
Energy Equipment & Services — 0.3%
Halliburton Co.	58,921	2,289,081
Weatherford International PLC	3,038	314,858
		2,603,939
Entertainment — 0.5%
Roku, Inc., Class A(a)	8,452	1,100,281
Spotify Technology SA(a)	764	380,228
Walt Disney Co. (The)	23,869	2,430,580
Warner Bros Discovery, Inc., Class A(a)	11,892	321,203
		4,232,292
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(a)	42,987	20,396,472
Chime Financial, Inc., Class A(a)	13,774	256,196
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	38,456	$ 1,653,224
Visa, Inc., Class A	2,325	758,787
		23,064,679
Food Products — 1.1%
Archer-Daniels-Midland Co.	25,772	2,056,090
Conagra Brands, Inc.	67,966	902,588
General Mills, Inc.	75,008	2,536,021
Tyson Foods, Inc., Class A	59,232	3,614,337
		9,109,036
Gas Utilities — 0.0%
MDU Resources Group, Inc.	4,144	87,356
Ground Transportation — 0.4%
Norfolk Southern Corp.	1,770	539,779
Ryder System, Inc.	855	214,477
Union Pacific Corp.	4,595	1,206,831
XPO, Inc.(a)	4,034	864,284
		2,825,371
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	67,852	5,808,131
Boston Scientific Corp.(a)	78,763	3,805,041
GE HealthCare Technologies, Inc.	7,102	442,739
Inspire Medical Systems, Inc.(a)	3,129	129,415
Medtronic PLC	56,342	4,158,603
Stryker Corp.	4,618	1,408,906
		15,752,835
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	20,024	3,940,723
Centene Corp.(a)	9,755	581,398
Chemed Corp.	3,276	1,396,919
Cigna Group (The)	6,280	1,742,072
CVS Health Corp.	27,420	2,494,672
Elevance Health, Inc.	5,749	2,260,449
HCA Healthcare, Inc.	4,477	1,694,724
McKesson Corp.	1,793	1,331,195
UnitedHealth Group, Inc.	26,050	9,907,075
		25,349,227
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	9,332	463,614
Ventas, Inc.	27,903	2,355,571
		2,819,185
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.	2,125	355,789
Carnival Corp. Ltd.	34,733	974,608
Chipotle Mexican Grill, Inc.(a)	113,657	3,621,112
Texas Roadhouse, Inc.	1,607	290,256
Travel + Leisure Co.	2,936	199,648
Viking Holdings Ltd.(a)	22,177	2,042,724
		7,484,137
Household Durables — 0.9%
Garmin Ltd.	9,947	2,326,802
Installed Building Products, Inc.	2,564	538,389
Meritage Homes Corp.	40,552	2,645,612
NVR, Inc.(a)	91	555,537
Toll Brothers, Inc.	6,213	860,749
		6,927,089
Household Products — 1.7%
Procter & Gamble Co. (The)	94,925	13,627,433
Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	16,809	$ 246,588
Industrial Conglomerates — 1.3%
3M Co.	67,890	10,395,996
Industrial REITs — 0.5%
Prologis, Inc.	28,816	4,134,232
Insurance — 2.7%
American Financial Group, Inc.	8,911	1,156,648
American International Group, Inc.	30,975	2,299,274
Arch Capital Group Ltd.(a)	5,679	507,362
Fidelity National Financial, Inc., Class A	4,759	225,339
Hartford Insurance Group, Inc. (The)	7,710	980,172
Markel Group, Inc.(a)	37	67,177
MetLife, Inc.	60,989	5,043,180
Reinsurance Group of America, Inc.	8,973	1,801,240
Travelers Cos., Inc. (The)	29,236	8,533,696
W. R. Berkley Corp.	19,463	1,236,679
		21,850,767
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	56,448	21,469,432
Alphabet, Inc., Class C, NVS	39,783	14,975,515
Meta Platforms, Inc., Class A	6,591	4,168,873
Snap, Inc., Class A, NVS(a)	43,056	245,850
		40,859,670
IT Services — 0.7%
Accenture PLC, Class A	13,275	2,483,354
GoDaddy, Inc., Class A(a)	1,721	147,714
International Business Machines Corp.	8,763	2,609,621
		5,240,689
Life Sciences Tools & Services — 0.2%
Danaher Corp.	6,230	1,138,034
IQVIA Holdings, Inc.(a)	418	76,164
Thermo Fisher Scientific, Inc.	1,610	792,941
		2,007,139
Machinery — 4.4%
Caterpillar, Inc.	14,000	12,262,180
Crane Co.	1,502	274,866
Cummins, Inc.	595	384,745
Dover Corp.	3,565	753,498
Illinois Tool Works, Inc.	21,546	5,327,895
Mueller Industries, Inc.	5,110	657,146
Otis Worldwide Corp.	14,394	1,019,671
PACCAR, Inc.	24,292	2,681,108
Parker-Hannifin Corp.	11,034	9,319,647
Stanley Black & Decker, Inc.	17,249	1,369,916
Westinghouse Air Brake Technologies Corp.	4,201	1,097,133
		35,147,805
Marine Transportation — 0.0%
Kirby Corp.(a)	1,051	147,760
Media — 0.4%
Fox Corp., Class A, NVS	11,195	715,584
Fox Corp., Class B	3,508	201,324
Omnicom Group, Inc.	6,742	490,211
Trade Desk, Inc. (The), Class A(a)	25,775	555,709
Versant Media Group, Inc.	24,412	1,053,134
		3,015,962
Metals & Mining — 1.7%
Alcoa Corp.	26,391	2,048,997
Freeport-McMoRan, Inc.	91,238	5,995,249
Security	Shares	Value
Metals & Mining (continued)
Newmont Corp.	40,594	$ 4,457,627
Nucor Corp.	4,683	1,170,750
		13,672,623
Multi-Utilities — 1.2%
Ameren Corp.	18,231	1,968,401
DTE Energy Co.	8,654	1,236,397
NiSource, Inc.	41,826	1,933,198
Public Service Enterprise Group, Inc.	1,566	123,166
Sempra	10,633	947,719
WEC Energy Group, Inc.	30,582	3,396,131
		9,605,012
Oil, Gas & Consumable Fuels — 6.6%
Cheniere Energy, Inc.	13,300	2,990,638
Chevron Corp.	73,921	13,487,626
ConocoPhillips	46,655	5,317,737
EOG Resources, Inc.	4,853	647,293
Exxon Mobil Corp.	118,527	17,217,232
Kinder Morgan, Inc.	58,261	1,810,752
Marathon Petroleum Corp.	9,178	2,283,211
Occidental Petroleum Corp.	3,529	199,847
Permian Resources Corp., Class A	12,157	233,779
Phillips 66	32,881	5,783,110
Valero Energy Corp.	13,956	3,416,708
		53,387,933
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.(a)	7,999	918,285
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	34,540	288,754
Kenvue, Inc.	18,263	315,585
		604,339
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	132,556	7,579,552
Johnson & Johnson	41,931	9,448,312
Merck & Co., Inc.	23,843	2,830,641
Pfizer, Inc.	277,147	7,255,709
		27,114,214
Professional Services — 0.5%
ExlService Holdings, Inc.(a)	2,329	67,611
Jacobs Solutions, Inc.	8,678	1,040,145
KBR, Inc.	4,837	169,053
Leidos Holdings, Inc.	9,829	1,256,146
SS&C Technologies Holdings, Inc.	17,482	1,180,385
		3,713,340
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	1,819	227,448
Zillow Group, Inc., Class A(a)	1,126	39,815
		267,263
Residential REITs — 0.3%
Mid-America Apartment Communities, Inc.	18,814	2,428,323
Retail REITs — 0.1%
NNN REIT, Inc.	19,267	857,574
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.(a)	15,882	8,196,700
Amkor Technology, Inc.	6,723	467,652
Analog Devices, Inc.	10,804	4,471,235
Applied Materials, Inc.	26,441	11,900,037
Broadcom, Inc.	2,288	1,022,210
Cerebras Systems, Inc., Class A(a)(b)	1,370	324,676
322026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	95,374	$ 10,937,490
Lam Research Corp.	9,284	2,953,983
Marvell Technology, Inc.	22,879	4,690,195
Microchip Technology, Inc.	8,209	776,982
Micron Technology, Inc.	29,445	28,591,095
NVIDIA Corp.	17,701	3,737,389
Onto Innovation, Inc.(a)	2,555	659,803
QUALCOMM, Inc.	15,396	3,864,704
Teradyne, Inc.	5,587	2,091,270
Texas Instruments, Inc.	12,463	3,809,690
		88,495,111
Software — 1.3%
Adobe, Inc.(a)	5,748	1,489,939
Check Point Software Technologies Ltd.(a)	11,870	1,603,044
Dropbox, Inc., Class A(a)	4,199	112,869
Dynatrace, Inc.(a)	10,429	444,171
Microsoft Corp.	9,739	4,384,887
RingCentral, Inc., Class A	6,412	277,704
Salesforce, Inc.	10,136	1,936,990
Strategy, Inc., Class A(a)	1,738	276,498
		10,526,102
Specialized REITs — 1.4%
American Tower Corp.	2,994	559,758
CubeSmart	76,500	3,060,000
Digital Realty Trust, Inc.	14,817	2,815,230
Equinix, Inc.	1,706	1,822,076
Iron Mountain, Inc.	673	86,312
VICI Properties, Inc.	90,921	2,565,791
		10,909,167
Specialty Retail — 2.2%
AutoZone, Inc.(a)	243	713,251
Best Buy Co., Inc.	14,718	1,147,268
Gap, Inc. (The)	37,433	791,708
Home Depot, Inc. (The)	2,495	791,264
Murphy U.S.A., Inc.	362	183,183
O’Reilly Automotive, Inc.(a)	32,697	2,840,715
Ross Stores, Inc.	5,276	1,222,608
TJX Cos., Inc. (The)	50,884	7,874,299
Tractor Supply Co.	60,516	1,908,070
		17,472,366
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	11,816	3,687,301
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	8,158	$ 3,433,784
Everpure, Inc., Class A(a)	4,107	326,548
Hewlett Packard Enterprise Co.	18,326	788,751
Sandisk Corp.(a)	3,594	6,091,758
Western Digital Corp.	8,712	4,627,901
		18,956,043
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	5,331	246,452
Under Armour, Inc., Class C, NVS(a)	4,262	24,421
		270,873
Tobacco — 0.4%
Altria Group, Inc.	44,978	3,129,569
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	8,801	2,673,832
Ferguson Enterprises, Inc.	4,095	925,347
		3,599,179
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	18,894	3,543,192
Total Long-Term Investments — 98.7% (Cost: $616,936,258)		795,789,963
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(c)(d)(e)	335,645	335,745
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(c)(d)	9,939,557	9,939,557
Total Short-Term Securities — 1.3% (Cost: $10,275,302)		10,275,302
Total Investments — 100.0% (Cost: $627,211,560)		806,065,265
Liabilities in Excess of Other Assets — (0.0)%		(273,306)
Net Assets — 100.0%		$ 805,791,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedules of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 957,844	$ —	$ (621,960)(a)	$ (139)	$ —	$ 335,745	335,645	$ 10,065 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	4,037,597 (a)	—	—	—	9,939,557	9,939,557	252,491	—
				$ (139)	$ —	$ 10,275,302		$ 262,556	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	27	06/18/26	$ 10,254	$ 1,039,953
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,039,953	$ —	$ —	$ —	$ 1,039,953

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,401,964	$ —	$ —	$ —	$ 1,401,964
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 448,293	$ —	$ —	$ —	$ 448,293
342026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Advantage Large Cap Value Fund
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 8,720,519

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 795,789,963	$ —	$ —	$ 795,789,963
Short-Term Securities
Money Market Funds	10,275,302	—	—	10,275,302
	$ 806,065,265	$ —	$ —	$ 806,065,265
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,039,953	$ —	$ —	$ 1,039,953

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedules of Investments

Statements of Assets and Liabilities
May 31, 2026

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 8,604,091,354	$ 1,898,109,713	$ 5,200,053,873	$ 3,859,484,911	$ 795,789,963
Investments, at value — affiliated(c)	68,219,031	22,400,777	238,143,679	29,269,155	10,275,302
Cash	1,686	—	368,526	381,750	84,190
Cash pledged:
Futures contracts	4,469,000	1,354,000	4,662,000	2,259,000	729,006
Foreign currency, at value(d)	3,145,490	86,857	—	—	—
Receivables:
Investments sold	72,592,826	3,376,365	14,632,266	16,497,968	6,460,761
Securities lending income — affiliated	703	79	80,409	1,058	212
Capital shares sold	24,054,110	15,488,557	13,351,179	1,349,734	776,528
Dividends — unaffiliated	40,838,735	862,381	3,860,328	4,033,550	1,278,377
Dividends — affiliated	364,762	60,696	170,472	105,190	24,618
From the Manager	291,417	73,862	133,352	86,962	21,546
Variation margin on futures contracts	161,163	71,775	—	70,769	20,071
Prepaid expenses	331,383	77,177	112,894	58,959	52,793
Total assets	8,818,561,660	1,941,962,239	5,475,568,978	3,913,599,006	815,513,367
LIABILITIES
Collateral on securities loaned	8,990,000	843,254	183,548,348	1,736,696	335,882
Payables:
Investments purchased	93,268,464	5,077,546	16,194,341	6,555,674	8,257,358
Administration fees	250,776	61,634	155,721	120,500	27,841
Capital shares redeemed	51,471,840	971,081	4,853,088	7,232,438	473,401
Investment advisory fees	2,706,781	771,046	1,678,579	1,195,615	224,575
Directors’ and Officer’s fees	—	—	1,782	1,216	—
Other accrued expenses	1,481,063	265,827	794,340	527,742	238,615
Other affiliate fees	171,162	140,030	64,629	126,777	1,735
Professional fees	61,195	35,295	55,490	57,759	49,806
Registration fees	—	—	200,033	—	—
Service and distribution fees	142,087	191,070	170,045	453,454	112,195
Variation margin on futures contracts	—	—	375,454	—	—
Total liabilities	158,543,368	8,356,783	208,091,850	18,007,871	9,721,408
Commitments and contingent liabilities
NET ASSETS	$ 8,660,018,292	$ 1,933,605,456	$ 5,267,477,128	$ 3,895,591,135	$ 805,791,959
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,867,684,607	$ 980,245,771	$ 3,746,289,079	$ 2,112,427,612	$ 575,135,172
Accumulated earnings	1,792,333,685	953,359,685	1,521,188,049	1,783,163,523	230,656,787
NET ASSETS	$ 8,660,018,292	$ 1,933,605,456	$ 5,267,477,128	$ 3,895,591,135	$ 805,791,959
(a) Investments, at cost — unaffiliated	$ 6,975,678,112	$ 986,926,867	$ 3,852,609,390	$ 2,212,862,264	$ 616,936,258
(b) Securities loaned, at value	$ 8,479,379	$ 807,425	$ 177,755,410	$ 1,662,959	$ 321,358
(c) Investments, at cost — affiliated	$ 68,219,770	$ 22,400,777	$ 238,138,529	$ 29,269,155	$ 10,275,302
(d) Foreign currency, at cost	$ 3,139,233	$ 86,410	$ —	$ —	$ —

362026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
NET ASSET VALUE
Institutional
Net assets	$ 5,923,234,544	$ 1,077,820,726	$ 3,265,494,043	$ 1,686,557,259	$ 303,077,822
Shares outstanding	233,815,797	33,063,602	136,685,847	61,808,284	8,096,544
Net asset value	$ 25.33	$ 32.60	$ 23.89	$ 27.29	$ 37.43
Shares authorized	Unlimited	Unlimited	Unlimited	400 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Investor A
Net assets	$ 501,978,371	$ 774,933,160	$ 760,374,482	$ 1,958,677,724	$ 464,094,596
Shares outstanding	20,107,061	25,812,648	32,095,264	77,169,097	12,877,368
Net asset value	$ 24.97	$ 30.02	$ 23.69	$ 25.38	$ 36.04
Shares authorized	Unlimited	Unlimited	Unlimited	300 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Investor C
Net assets	$ 20,675,308	$ 38,788,893	$ 11,925,880	$ 53,145,010	$ 14,651,239
Shares outstanding	860,234	1,776,638	524,568	2,853,798	462,701
Net asset value	$ 24.03	$ 21.83	$ 22.73	$ 18.62	$ 31.66
Shares authorized	Unlimited	Unlimited	Unlimited	400 million	400 million
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Class K
Net assets	$ 2,166,992,506	$ 38,144,047	$ 1,229,682,723	$ 183,689,312	$ 17,075,730
Shares outstanding	85,499,369	1,169,789	51,413,521	6,728,415	456,056
Net asset value	$ 25.35	$ 32.61	$ 23.92	$ 27.30	$ 37.44
Shares authorized	Unlimited	Unlimited	Unlimited	2 billion	2 billion
Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.10	$ 0.10
Class R
Net assets	$ 47,137,563	$ 3,918,630	$ N/A	$ 13,521,830	$ 6,892,572
Shares outstanding	1,891,841	122,268	N/A	609,060	205,148
Net asset value	$ 24.92	$ 32.05	$ N/A	$ 22.20	$ 33.60
Shares authorized	Unlimited	Unlimited	N/A	200 million	200 million
Par value	$ 0.001	$ 0.001	$ N/A	$ 0.10	$ 0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended May 31, 2026

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 206,065,496	$ 9,667,868	$ 48,603,490
Dividends — affiliated	3,824,091	606,863	1,643,759
Securities lending income — affiliated — net	4,542	4,187	1,417,515
Other income	13,033	—	—
Foreign taxes withheld	(14,745,287)	(10,440)	(82,464)
Foreign withholding tax claims	715,442	—	—
Total investment income	195,877,317	10,268,478	51,582,300
EXPENSES
Investment advisory	27,502,808	8,979,349	18,644,759
Transfer agent — class specific	5,474,594	1,666,222	3,375,514
Administration	2,346,085	640,232	1,617,979
Service and distribution — class specific	1,528,682	2,053,132	1,964,916
Administration — class specific	1,326,953	321,424	880,345
Custodian	1,056,849	51,178	153,377
Accounting services	395,813	123,149	274,116
Registration	275,690	93,375	205,581
Professional	254,248	168,764	188,643
Directors and Officer	55,508	19,283	39,366
Printing and postage	52,812	51,781	45,951
Miscellaneous	74,601	35,022	79,622
Total expenses excluding interest expense	40,344,643	14,202,911	27,470,169
Interest expense	7,741	125	1,772
Total expenses	40,352,384	14,203,036	27,471,941
Less:
Administration fees waived by the Manager — class specific	(1,326,953)	(321,424)	(880,345)
Fees waived and/or reimbursed by the Manager	(2,037,464)	(1,000,396)	(1,442,463)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,940,693)	(870,893)	(1,676,103)
Total expenses after fees waived and/or reimbursed	34,047,274	12,010,323	23,473,030
Net investment income (loss)	161,830,043	(1,741,845)	28,109,270
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	321,427,393	117,780,323	376,488,691
Investments — affiliated	(477)	(56)	(14,839)
Futures contracts	15,358,546	5,301,641	14,408,969
Foreign currency transactions	371,145	1	—
	337,156,607	123,081,909	390,882,821
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	943,496,380	396,442,171	1,222,025,099
Investments — affiliated	(739)	—	(4,371)
Futures contracts	434,147	242,864	2,378,288
Foreign currency translations	(302,137)	2,262	—
	943,627,651	396,687,297	1,224,399,016
Net realized and unrealized gain	1,280,784,258	519,769,206	1,615,281,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,442,614,301	$ 518,027,361	$ 1,643,391,107
See notes to financial statements.
382026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended May 31, 2026

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 39,388,045	$ 13,142,619
Dividends — affiliated	1,230,788	252,491
Securities lending income — affiliated — net	10,594	10,065
Foreign taxes withheld	—	(3,825)
Total investment income	40,629,427	13,401,350
EXPENSES
Investment advisory	14,625,370	3,479,551
Service and distribution — class specific	4,982,804	1,213,081
Transfer agent — class specific	3,306,746	667,576
Administration	1,284,787	296,545
Administration — class specific	684,243	142,030
Accounting services	221,148	74,647
Professional	135,129	230,795
Registration	96,804	82,933
Custodian	59,047	52,490
Printing and postage	54,361	55,121
Directors and Officer	29,385	11,941
Miscellaneous	41,529	51,438
Total expenses excluding interest expense	25,521,353	6,358,148
Interest expense	160	85
Total expenses	25,521,513	6,358,233
Less:
Administration fees waived by the Manager — class specific	(684,243)	(142,030)
Fees waived and/or reimbursed by the Manager	(1,837,765)	(829,653)
Transfer agent fees waived and/or reimbursed — class specific	(1,674,291)	(320,175)
Total expenses after fees waived and/or reimbursed	21,325,214	5,066,375
Net investment income	19,304,213	8,334,975
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	281,085,668	74,439,444
Investments — affiliated	84	(139)
Futures contracts	6,389,545	1,401,964
	287,475,297	75,841,269
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	715,372,684	119,060,004
Futures contracts	2,045,182	448,293
Foreign currency translations	—	396
	717,417,866	119,508,693
Net realized and unrealized gain	1,004,893,163	195,349,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,024,197,376	$ 203,684,937
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 161,830,043	$ 87,054,437	$ (1,741,845)	$ (674,598)
Net realized gain	337,156,607	108,273,133	123,081,909	198,780,311
Net change in unrealized appreciation (depreciation)	943,627,651	391,490,338	396,687,297	21,492,202
Net increase in net assets resulting from operations	1,442,614,301	586,817,908	518,027,361	219,597,915
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(300,420,659)	(49,388,009)	(56,351,378)	(132,790,887)
Investor A	(29,903,207)	(8,409,706)	(46,716,304)	(120,993,971)
Investor C	(1,250,814)	(372,491)	(2,993,290)	(8,241,941)
Class K	(100,901,010)	(8,955,985)	(628,547)	(1,426,523)
Class R	(2,865,110)	(1,035,538)	(162,384)	(312,822)
Decrease in net assets resulting from distributions to shareholders	(435,340,800)	(68,161,729)	(106,851,903)	(263,766,144)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,772,115,731	2,614,586,897	113,101,334	226,835,987
NET ASSETS
Total increase in net assets	3,779,389,232	3,133,243,076	524,276,792	182,667,758
Beginning of year	4,880,629,060	1,747,385,984	1,409,328,664	1,226,660,906
End of year	$ 8,660,018,292	$ 4,880,629,060	$ 1,933,605,456	$ 1,409,328,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
402026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 28,109,270	$ 29,812,573	$ 19,304,213	$ 19,572,304
Net realized gain	390,882,821	210,156,885	287,475,297	317,069,760
Net change in unrealized appreciation (depreciation)	1,224,399,016	(245,840,239)	717,417,866	9,888,881
Net increase (decrease) in net assets resulting from operations	1,643,391,107	(5,870,781)	1,024,197,376	346,530,945
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(121,605,499)	(17,000,404)	(120,713,429)	(167,464,480)
Investor A	(33,772,141)	(3,015,910)	(154,968,315)	(224,692,388)
Investor C	(432,931)	(2,514)	(5,560,724)	(8,195,750)
Class K	(42,997,989)	(9,840,648)	(11,898,096)	(6,036,630)
Class R	—	—	(1,742,424)	(2,468,740)
Decrease in net assets resulting from distributions to shareholders	(198,808,560)	(29,859,476)	(294,882,988)	(408,857,988)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(144,262,319)	488,089,617	144,276,699	237,104,096
NET ASSETS
Total increase in net assets	1,300,320,228	452,359,360	873,591,087	174,777,053
Beginning of year	3,967,156,900	3,514,797,540	3,022,000,048	2,847,222,995
End of year	$ 5,267,477,128	$ 3,967,156,900	$ 3,895,591,135	$ 3,022,000,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 8,334,975	$ 8,581,319
Net realized gain	75,841,269	68,599,331
Net change in unrealized appreciation (depreciation)	119,508,693	(24,072,085)
Net increase in net assets resulting from operations	203,684,937	53,108,565
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(23,174,160)	(27,004,307)
Investor A	(37,707,131)	(53,574,227)
Investor C	(1,338,499)	(2,016,357)
Class K	(1,185,861)	(1,566,110)
Class R	(552,425)	(1,067,189)
Decrease in net assets resulting from distributions to shareholders	(63,958,076)	(85,228,190)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,042,169	35,641,259
NET ASSETS
Total increase in net assets	180,769,030	3,521,634
Beginning of year	625,022,929	621,501,295
End of year	$ 805,791,959	$ 625,022,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
422026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage International Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 22.06	$ 19.59	$ 16.73	$ 16.48	$ 19.89
Net investment income(a)	0.57	0.64	0.49	0.48	0.46
Net realized and unrealized gain (loss)	4.34	2.49	2.86	0.29	(2.28)
Net increase (decrease) from investment operations	4.91	3.13	3.35	0.77	(1.82)
Distributions(b)
From net investment income	(0.64)	(0.53)	(0.49)	(0.52)	(0.62)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.64)	(0.66)	(0.49)	(0.52)	(1.59)
Net asset value, end of year	$ 25.33	$ 22.06	$ 19.59	$ 16.73	$ 16.48
Total Return(c)
Based on net asset value	23.40%	16.48%	20.40%	5.10%	(9.93)%
Ratios to Average Net Assets(d)
Total expenses	0.61%	0.63%	0.70%	0.68%	0.73%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.45%	3.19%	2.73%	3.08%	2.51%
Supplemental Data
Net assets, end of year (000)	$ 5,923,235	$ 3,263,050	$ 1,183,511	$ 771,698	$ 710,116
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.76	$ 19.34	$ 16.52	$ 16.28	$ 19.65
Net investment income(a)	0.48	0.49	0.42	0.44	0.35
Net realized and unrealized gain (loss)	4.32	2.54	2.85	0.28	(2.19)
Net increase (decrease) from investment operations	4.80	3.03	3.27	0.72	(1.84)
Distributions(b)
From net investment income	(0.59)	(0.48)	(0.45)	(0.48)	(0.56)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.59)	(0.61)	(0.45)	(0.48)	(1.53)
Net asset value, end of year	$ 24.97	$ 21.76	$ 19.34	$ 16.52	$ 16.28
Total Return(c)
Based on net asset value	23.17%	16.14%	20.11%	4.82%	(10.13)%
Ratios to Average Net Assets(d)
Total expenses	0.89%	0.89%	0.92%	1.00%	1.02%
Total expenses after fees waived and/or reimbursed	0.75%	0.76%	0.75%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.07%	2.50%	2.38%	2.82%	1.93%
Supplemental Data
Net assets, end of year (000)	$ 501,978	$ 375,898	$ 264,866	$ 230,879	$ 240,255
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
442026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.02	$ 18.70	$ 16.03	$ 15.81	$ 19.12
Net investment income(a)	0.28	0.31	0.36	0.32	0.22
Net realized and unrealized gain (loss)	4.17	2.49	2.67	0.27	(2.15)
Net increase (decrease) from investment operations	4.45	2.80	3.03	0.59	(1.93)
Distributions(b)
From net investment income	(0.44)	(0.35)	(0.36)	(0.37)	(0.41)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.44)	(0.48)	(0.36)	(0.37)	(1.38)
Net asset value, end of year	$ 24.03	$ 21.02	$ 18.70	$ 16.03	$ 15.81
Total Return(c)
Based on net asset value	22.18%	15.32%	19.21%	4.04%	(10.83)%
Ratios to Average Net Assets(d)
Total expenses	1.72%	1.86%	1.73%	1.78%	1.83%
Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.27%	1.62%	2.09%	2.10%	1.27%
Supplemental Data
Net assets, end of year (000)	$ 20,675	$ 17,104	$ 14,765	$ 2,598	$ 2,356
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 22.07	$ 19.59	$ 16.73	$ 16.48	$ 19.89
Net investment income(a)	0.59	0.75	0.48	0.52	0.46
Net realized and unrealized gain (loss)	4.34	2.40	2.88	0.26	(2.28)
Net increase (decrease) from investment operations	4.93	3.15	3.36	0.78	(1.82)
Distributions(b)
From net investment income	(0.65)	(0.54)	(0.50)	(0.53)	(0.62)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.65)	(0.67)	(0.50)	(0.53)	(1.59)
Net asset value, end of year	$ 25.35	$ 22.07	$ 19.59	$ 16.73	$ 16.48
Total Return(c)
Based on net asset value	23.49%	16.58%	20.45%	5.16%	(9.89)%
Ratios to Average Net Assets(d)
Total expenses	0.50%	0.52%	0.56%	0.57%	0.61%
Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.54%	3.74%	2.71%	3.28%	2.55%
Supplemental Data
Net assets, end of year (000)	$ 2,166,993	$ 1,185,947	$ 249,178	$ 193,748	$ 103,329
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
462026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage International Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 21.72	$ 19.30	$ 16.53	$ 16.29	$ 19.68
Net investment income(a)	0.41	0.41	0.40	0.45	0.33
Net realized and unrealized gain (loss)	4.32	2.57	2.82	0.23	(2.23)
Net increase (decrease) from investment operations	4.73	2.98	3.22	0.68	(1.90)
Distributions(b)
From net investment income	(0.53)	(0.43)	(0.45)	(0.44)	(0.52)
From net realized gain	(1.00)	(0.13)	—	—	(0.97)
Total distributions	(1.53)	(0.56)	(0.45)	(0.44)	(1.49)
Net asset value, end of year	$ 24.92	$ 21.72	$ 19.30	$ 16.53	$ 16.29
Total Return(c)
Based on net asset value	22.86%	15.90%	19.81%	4.54%	(10.42)%
Ratios to Average Net Assets(d)
Total expenses	1.23%	1.36%	1.32%	1.33%	1.35%
Total expenses after fees waived and/or reimbursed	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.78%	2.09%	2.26%	2.75%	1.81%
Supplemental Data
Net assets, end of year (000)	$ 47,138	$ 38,630	$ 35,066	$ 18,925	$ 2,753
Portfolio turnover rate	99%	113%	128%	128%	132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.38	$ 26.17	$ 19.76	$ 18.77	$ 23.33
Net investment income(a)	0.01	0.02	0.05	0.09	0.03
Net realized and unrealized gain (loss)	9.11	4.52	6.58	0.96	(1.25)
Net increase (decrease) from investment operations	9.12	4.54	6.63	1.05	(1.22)
Distributions(b)
From net investment income	—	(0.01)	(0.06)	(0.06)	—
From net realized gain	(1.90)	(5.32)	(0.16)	—	(3.34)
Total distributions	(1.90)	(5.33)	(0.22)	(0.06)	(3.34)
Net asset value, end of year	$ 32.60	$ 25.38	$ 26.17	$ 19.76	$ 18.77
Total Return(c)
Based on net asset value	37.34%	17.86%	33.74%(d)	5.62%	(7.80)%
Ratios to Average Net Assets(e)
Total expenses	0.75%	0.76%	0.80%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed	0.62%	0.62%	0.62%	0.61%	0.61%
Net investment income	0.02%	0.08%	0.22%	0.50%	0.15%
Supplemental Data
Net assets, end of year (000)	$ 1,077,821	$ 769,319	$ 639,878	$ 499,742	$ 432,076
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
482026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 23.51	$ 24.58	$ 18.57	$ 17.67	$ 22.13
Net investment income (loss)(a)	(0.06)	(0.04)	(0.01)	0.04	(0.03)
Net realized and unrealized gain (loss)	8.41	4.24	6.19	0.89	(1.16)
Net increase (decrease) from investment operations	8.35	4.20	6.18	0.93	(1.19)
Distributions(b)
From net investment income	—	—	(0.01)	(0.03)	—
From net realized gain	(1.84)	(5.27)	(0.16)	—	(3.27)
Total distributions	(1.84)	(5.27)	(0.17)	(0.03)	(3.27)
Net asset value, end of year	$ 30.02	$ 23.51	$ 24.58	$ 18.57	$ 17.67
Total Return(c)
Based on net asset value	36.97%	17.58%	33.45%(d)	5.28%	(8.05)%
Ratios to Average Net Assets(e)
Total expenses	1.01%	1.00%	1.01%	1.06%	1.07%
Total expenses after fees waived and/or reimbursed	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.23)%	(0.17)%	(0.03)%	0.24%	(0.16)%
Supplemental Data
Net assets, end of year (000)	$ 774,933	$ 598,517	$ 548,827	$ 441,983	$ 452,791
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.55	$ 19.52	$ 14.88	$ 14.24	$ 18.42
Net investment loss(a)	(0.19)	(0.17)	(0.14)	(0.07)	(0.16)
Net realized and unrealized gain (loss)	6.18	3.34	4.94	0.71	(0.87)
Net increase (decrease) from investment operations	5.99	3.17	4.80	0.64	(1.03)
Distributions from net realized gain(b)	(1.71)	(5.14)	(0.16)	—	(3.15)
Net asset value, end of year	$ 21.83	$ 17.55	$ 19.52	$ 14.88	$ 14.24
Total Return(c)
Based on net asset value	35.93%	16.71%	32.46%(d)	4.50%	(8.74)%
Ratios to Average Net Assets(e)
Total expenses	1.86%	1.92%	1.83%	1.87%	1.83%
Total expenses after fees waived and/or reimbursed	1.62%	1.62%	1.62%	1.62%	1.62%
Net investment loss	(0.98)%	(0.91)%	(0.79)%	(0.51)%	(0.89)%
Supplemental Data
Net assets, end of year (000)	$ 38,789	$ 31,034	$ 30,540	$ 8,372	$ 10,162
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
502026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.39	$ 26.17	$ 19.76	$ 18.77	$ 23.33
Net investment income(a)	0.02	0.03	0.06	0.10	0.04
Net realized and unrealized gain (loss)	9.11	4.54	6.58	0.95	(1.25)
Net increase (decrease) from investment operations	9.13	4.57	6.64	1.05	(1.21)
Distributions(b)
From net investment income	—	(0.02)	(0.07)	(0.06)	—
From net realized gain	(1.91)	(5.33)	(0.16)	—	(3.35)
Total distributions	(1.91)	(5.35)	(0.23)	(0.06)	(3.35)
Net asset value, end of year	$ 32.61	$ 25.39	$ 26.17	$ 19.76	$ 18.77
Total Return(c)
Based on net asset value	37.40%	17.96%	33.81%(d)	5.63%	(7.76)%
Ratios to Average Net Assets(e)
Total expenses	0.66%	0.66%	0.67%	0.69%	0.69%
Total expenses after fees waived and/or reimbursed	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	0.08%	0.13%	0.27%	0.53%	0.18%
Supplemental Data
Net assets, end of year (000)	$ 38,144	$ 8,168	$ 5,855	$ 2,489	$ 2,177
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Growth Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 25.00	$ 25.86	$ 19.57	$ 18.64	$ 23.17
Net investment loss(a)	(0.13)	(0.10)	(0.06)	(0.00)(b)	(0.09)
Net realized and unrealized gain (loss)	8.96	4.46	6.51	0.94	(1.25)
Net increase (decrease) from investment operations	8.83	4.36	6.45	0.94	(1.34)
Distributions(c)
From net investment income	—	—	—	(0.01)	—
From net realized gain	(1.78)	(5.22)	(0.16)	—	(3.19)
Total distributions	(1.78)	(5.22)	(0.16)	(0.01)	(3.19)
Net asset value, end of year	$ 32.05	$ 25.00	$ 25.86	$ 19.57	$ 18.64
Total Return(d)
Based on net asset value	36.62%	17.29%	33.12%(e)	5.03%	(8.28)%
Ratios to Average Net Assets(f)
Total expenses	1.36%	1.37%	1.40%	1.42%	1.50%
Total expenses after fees waived and/or reimbursed	1.12%	1.12%	1.12%	1.12%	1.12%
Net investment loss	(0.48)%	(0.41)%	(0.28)%	(0.03)%	(0.39)%
Supplemental Data
Net assets, end of year (000)	$ 3,919	$ 2,292	$ 1,561	$ 530	$ 349
Portfolio turnover rate	98%	149%	128%	130%	130%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
522026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.26	$ 17.35	$ 14.06	$ 15.35	$ 20.72
Net investment income(a)	0.14	0.14	0.14	0.14	0.13
Net realized and unrealized gain (loss)	7.44	(0.09)	3.31	(1.02)	(3.28)
Net increase (decrease) from investment operations	7.58	0.05	3.45	(0.88)	(3.15)
Distributions(b)
From net investment income	(0.14)	(0.14)	(0.16)	(0.12)	(0.14)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.95)	(0.14)	(0.16)	(0.41)	(2.22)
Net asset value, end of year	$ 23.89	$ 17.26	$ 17.35	$ 14.06	$ 15.35
Total Return(c)
Based on net asset value	44.80%	0.21%	24.68%	(5.75)%	(16.89)%
Ratios to Average Net Assets(d)
Total expenses	0.58%	0.57%	0.57%	0.59%	0.59%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.67%	0.78%	0.86%	0.93%	0.69%
Supplemental Data
Net assets, end of year (000)	$ 3,265,494	$ 2,171,665	$ 2,020,581	$ 2,152,757	$ 2,501,959
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.13	$ 17.23	$ 13.96	$ 15.24	$ 20.58
Net investment income(a)	0.08	0.09	0.09	0.10	0.08
Net realized and unrealized gain (loss)	7.38	(0.09)	3.30	(1.01)	(3.25)
Net increase (decrease) from investment operations	7.46	0.00	3.39	(0.91)	(3.17)
Distributions(b)
From net investment income	(0.09)	(0.10)	(0.12)	(0.08)	(0.09)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.90)	(0.10)	(0.12)	(0.37)	(2.17)
Net asset value, end of year	$ 23.69	$ 17.13	$ 17.23	$ 13.96	$ 15.24
Total Return(c)
Based on net asset value	44.41%	(0.06)%	24.42%	(5.98)%	(17.08)%
Ratios to Average Net Assets(d)
Total expenses	0.92%	0.91%	0.93%	0.93%	0.92%
Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.42%	0.52%	0.59%	0.67%	0.44%
Supplemental Data
Net assets, end of year (000)	$ 760,374	$ 660,533	$ 382,878	$ 315,694	$ 358,594
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
542026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 16.50	$ 16.64	$ 13.50	$ 14.80	$ 20.08
Net investment loss(a)	(0.06)	(0.04)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	7.09	(0.10)	3.20	(0.98)	(3.18)
Net increase (decrease) from investment operations	7.03	(0.14)	3.17	(0.99)	(3.23)
Distributions(b)
From net investment income	—	—	(0.03)	(0.02)	—
From net realized gain	(0.80)	—	—	(0.29)	(2.05)
Total distributions	(0.80)	—	(0.03)	(0.31)	(2.05)
Net asset value, end of year	$ 22.73	$ 16.50	$ 16.64	$ 13.50	$ 14.80
Total Return(c)
Based on net asset value	43.32%	(0.82)%	23.55%	(6.70)%	(17.74)%
Ratios to Average Net Assets(d)
Total expenses	1.68%	1.65%	1.71%	1.69%	1.64%
Total expenses after fees waived and/or reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.33)%	(0.21)%	(0.18)%	(0.07)%	(0.30)%
Supplemental Data
Net assets, end of year (000)	$ 11,926	$ 10,474	$ 11,679	$ 9,276	$ 10,969
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Core Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 17.28	$ 17.37	$ 14.07	$ 15.36	$ 20.73
Net investment income(a)	0.15	0.15	0.14	0.14	0.13
Net realized and unrealized gain (loss)	7.45	(0.09)	3.33	(1.02)	(3.27)
Net increase (decrease) from investment operations	7.60	0.06	3.47	(0.88)	(3.14)
Distributions(b)
From net investment income	(0.15)	(0.15)	(0.17)	(0.12)	(0.15)
From net realized gain	(0.81)	—	—	(0.29)	(2.08)
Total distributions	(0.96)	(0.15)	(0.17)	(0.41)	(2.23)
Net asset value, end of year	$ 23.92	$ 17.28	$ 17.37	$ 14.07	$ 15.36
Total Return(c)
Based on net asset value	44.87%	0.25%	24.80%	(5.70)%	(16.84)%
Ratios to Average Net Assets(d)
Total expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.73%	0.84%	0.89%	0.97%	0.73%
Supplemental Data
Net assets, end of year (000)	$ 1,229,683	$ 1,124,484	$ 1,099,659	$ 964,449	$ 967,682
Portfolio turnover rate	92%	88%	75%	93%	81%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
562026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 22.07	$ 22.42	$ 17.36	$ 18.39	$ 23.32	$ 18.78
Net investment income(a)	0.17	0.18	0.19	0.20	0.13	0.19
Net realized and unrealized gain (loss)	7.13	2.57	5.06	(0.18)	(0.87)	5.31
Net increase (decrease) from investment operations	7.30	2.75	5.25	0.02	(0.74)	5.50
Distributions(b)
From net investment income	(0.15)	(0.18)	(0.19)	(0.20)	(0.19)	(0.22)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.08)	(3.10)	(0.19)	(1.05)	(4.19)	(0.96)
Net asset value, end of period	$ 27.29	$ 22.07	$ 22.42	$ 17.36	$ 18.39	$ 23.32
Total Return(c)
Based on net asset value	35.02%	12.62%	30.47%	0.63%	(5.20)%(d)	30.31%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.60%	0.63%	0.63%	0.61%(f)(g)	0.68%(h)
Total expenses after fees waived and/or reimbursed	0.48%	0.48%	0.48%	0.48%	0.48%(f)(g)	0.48%(h)
Net investment income	0.71%	0.81%	0.95%	1.17%	0.92%(f)(g)	0.87%(h)
Supplemental Data
Net assets, end of period (000)	$ 1,686,557	$ 1,256,681	$ 1,193,777	$ 1,479,014	$ 1,547,621	$ 1,721,850
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 20.66	$ 21.17	$ 16.40	$ 17.44	$ 22.30	$ 18.00
Net investment income(a)	0.10	0.12	0.13	0.15	0.09	0.13
Net realized and unrealized gain (loss)	6.65	2.42	4.79	(0.19)	(0.82)	5.08
Net increase (decrease) from investment operations	6.75	2.54	4.92	(0.04)	(0.73)	5.21
Distributions(b)
From net investment income	(0.10)	(0.13)	(0.15)	(0.15)	(0.13)	(0.17)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.03)	(3.05)	(0.15)	(1.00)	(4.13)	(0.91)
Net asset value, end of period	$ 25.38	$ 20.66	$ 21.17	$ 16.40	$ 17.44	$ 22.30
Total Return(c)
Based on net asset value	34.67%	12.34%	30.18%	0.34%	(5.37)%(d)	30.01%
Ratios to Average Net Assets(e)
Total expenses	0.86%	0.86%	0.88%	0.90%	0.86%(f)(g)	0.93%(h)
Total expenses after fees waived and/or reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%(f)(g)	0.73%(h)
Net investment income	0.46%	0.56%	0.70%	0.92%	0.67%(f)(g)	0.62%(h)
Supplemental Data
Net assets, end of period (000)	$ 1,958,678	$ 1,582,288	$ 1,547,821	$ 1,271,384	$ 1,382,899	$ 1,519,185
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
582026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 15.66	$ 16.73	$ 13.01	$ 14.06	$ 18.68	$ 15.14
Net investment income (loss)(a)	(0.05)	(0.03)	(0.01)	0.02	(0.01)	(0.02)
Net realized and unrealized gain (loss)	4.94	1.91	3.80	(0.16)	(0.61)	4.28
Net increase (decrease) from investment operations	4.89	1.88	3.79	(0.14)	(0.62)	4.26
Distributions(b)
From net investment income	(0.00)(c)	(0.03)	(0.07)	(0.06)	(0.00)(c)	—
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.72)
Total distributions	(1.93)	(2.95)	(0.07)	(0.91)	(4.00)	(0.72)
Net asset value, end of period	$ 18.62	$ 15.66	$ 16.73	$ 13.01	$ 14.06	$ 18.68
Total Return(d)
Based on net asset value	33.61%	11.52%	29.21%	(0.42)%	(5.81)%(e)	29.03%
Ratios to Average Net Assets(f)
Total expenses	1.68%	1.68%	1.69%	1.72%	1.69%(g)(h)	1.69%(i)
Total expenses after fees waived and/or reimbursed	1.48%	1.48%	1.48%	1.48%	1.48%(g)(h)	1.48%(i)
Net investment income (loss)	(0.29)%	(0.19)%	(0.05)%	0.17%	(0.08)%(g)(h)	(0.13)%(i)
Supplemental Data
Net assets, end of period (000)	$ 53,145	$ 44,961	$ 44,928	$ 31,813	$ 38,506	$ 42,561
Portfolio turnover rate	106%	117%	116%	105%	73%(j)	111%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 22.08	$ 22.42	$ 17.36	$ 18.40	$ 23.34	$ 18.79
Net investment income(a)	0.18	0.19	0.20	0.21	0.13	0.20
Net realized and unrealized gain (loss)	7.13	2.59	5.06	(0.19)	(0.87)	5.32
Net increase (decrease) from investment operations	7.31	2.78	5.26	0.02	(0.74)	5.52
Distributions(b)
From net investment income	(0.16)	(0.20)	(0.20)	(0.21)	(0.20)	(0.23)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(2.09)	(3.12)	(0.20)	(1.06)	(4.20)	(0.97)
Net asset value, end of period	$ 27.30	$ 22.08	$ 22.42	$ 17.36	$ 18.40	$ 23.34
Total Return(c)
Based on net asset value	35.08%	12.73%	30.53%	0.63%	(5.18)%(d)	30.42%
Ratios to Average Net Assets(e)
Total expenses	0.51%	0.51%	0.52%	0.54%	0.51%(f)(g)	0.55%(h)
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.43%	0.43%(f)(g)	0.43%(h)
Net investment income	0.76%	0.85%	1.01%	1.22%	0.98%(f)(g)	0.91%(h)
Supplemental Data
Net assets, end of period (000)	$ 183,689	$ 122,088	$ 41,460	$ 31,568	$ 61,965	$ 56,736
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
602026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Core Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 18.31	$ 19.07	$ 14.80	$ 15.84	$ 20.60	$ 16.66
Net investment income(a)	0.04	0.06	0.07	0.10	0.05	0.07
Net realized and unrealized gain (loss)	5.84	2.18	4.32	(0.17)	(0.72)	4.70
Net increase (decrease) from investment operations	5.88	2.24	4.39	(0.07)	(0.67)	4.77
Distributions(b)
From net investment income	(0.06)	(0.08)	(0.12)	(0.12)	(0.09)	(0.09)
From net realized gain	(1.93)	(2.92)	—	(0.85)	(4.00)	(0.74)
Total distributions	(1.99)	(3.00)	(0.12)	(0.97)	(4.09)	(0.83)
Net asset value, end of period	$ 22.20	$ 18.31	$ 19.07	$ 14.80	$ 15.84	$ 20.60
Total Return(c)
Based on net asset value	34.30%	12.08%	29.82%	0.14%	(5.55)%(d)	29.67%
Ratios to Average Net Assets(e)
Total expenses	1.19%	1.21%	1.22%	1.24%	1.23%(f)(g)	1.26%(h)
Total expenses after fees waived and/or reimbursed	0.98%	0.98%	0.98%	0.98%	0.98%(f)(g)	0.98%(h)
Net investment income	0.21%	0.31%	0.44%	0.68%	0.42%(f)(g)	0.37%(h)
Supplemental Data
Net assets, end of period (000)	$ 13,522	$ 15,982	$ 19,237	$ 11,479	$ 13,967	$ 14,399
Portfolio turnover rate	106%	117%	116%	105%	73%(i)	111%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 30.91	$ 32.45	$ 26.63	$ 29.79	$ 35.07
Net investment income(a)	0.44	0.48	0.51	0.47	0.45
Net realized and unrealized gain (loss)	9.09	2.31	6.16	(2.02)	(0.21)
Net increase (decrease) from investment operations	9.53	2.79	6.67	(1.55)	0.24
Distributions(b)
From net investment income	(0.43)	(0.49)	(0.50)	(0.47)	(0.47)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(3.01)	(4.33)	(0.85)	(1.61)	(5.52)
Net asset value, end of year	$ 37.43	$ 30.91	$ 32.45	$ 26.63	$ 29.79
Total Return(c)
Based on net asset value	33.07%	8.89%	25.48%	(4.97)%	0.63%
Ratios to Average Net Assets(d)
Total expenses	0.72%	0.71%	0.71%	0.70%	0.70%
Total expenses after fees waived and/or reimbursed	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	1.34%	1.52%	1.73%	1.72%	1.41%
Supplemental Data
Net assets, end of year (000)	$ 303,078	$ 206,775	$ 193,379	$ 164,434	$ 186,903
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
622026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 29.86	$ 31.48	$ 25.86	$ 28.98	$ 34.26
Net investment income(a)	0.35	0.39	0.43	0.39	0.36
Net realized and unrealized gain (loss)	8.76	2.24	5.97	(1.97)	(0.20)
Net increase (decrease) from investment operations	9.11	2.63	6.40	(1.58)	0.16
Distributions(b)
From net investment income	(0.35)	(0.41)	(0.43)	(0.40)	(0.39)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.93)	(4.25)	(0.78)	(1.54)	(5.44)
Net asset value, end of year	$ 36.04	$ 29.86	$ 31.48	$ 25.86	$ 28.98
Total Return(c)
Based on net asset value	32.76%	8.63%	25.15%	(5.22)%	0.40%
Ratios to Average Net Assets(d)
Total expenses	0.97%	0.96%	0.96%	0.97%	0.97%
Total expenses after fees waived and/or reimbursed	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	1.10%	1.28%	1.48%	1.47%	1.16%
Supplemental Data
Net assets, end of year (000)	$ 464,095	$ 386,921	$ 393,788	$ 345,671	$ 394,334
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 26.56	$ 28.44	$ 23.43	$ 26.40	$ 31.69
Net investment income(a)	0.10	0.14	0.19	0.17	0.12
Net realized and unrealized gain (loss)	7.73	2.02	5.40	(1.78)	(0.19)
Net increase (decrease) from investment operations	7.83	2.16	5.59	(1.61)	(0.07)
Distributions(b)
From net investment income	(0.15)	(0.20)	(0.23)	(0.22)	(0.17)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.73)	(4.04)	(0.58)	(1.36)	(5.22)
Net asset value, end of year	$ 31.66	$ 26.56	$ 28.44	$ 23.43	$ 26.40
Total Return(c)
Based on net asset value	31.76%	7.80%	24.21%	(5.89)%	(0.38)%
Ratios to Average Net Assets(d)
Total expenses	1.77%	1.75%	1.76%	1.74%	1.73%
Total expenses after fees waived and/or reimbursed	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	0.35%	0.53%	0.73%	0.72%	0.41%
Supplemental Data
Net assets, end of year (000)	$ 14,651	$ 13,867	$ 14,553	$ 14,894	$ 18,099
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
642026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 30.91	$ 32.45	$ 26.64	$ 29.80	$ 35.08
Net investment income(a)	0.46	0.50	0.53	0.48	0.47
Net realized and unrealized gain (loss)	9.10	2.31	6.14	(2.01)	(0.22)
Net increase (decrease) from investment operations	9.56	2.81	6.67	(1.53)	0.25
Distributions(b)
From net investment income	(0.45)	(0.51)	(0.51)	(0.49)	(0.48)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(3.03)	(4.35)	(0.86)	(1.63)	(5.53)
Net asset value, end of year	$ 37.44	$ 30.91	$ 32.45	$ 26.64	$ 29.80
Total Return(c)
Based on net asset value	33.16%	8.94%	25.49%	(4.91)%	0.69%
Ratios to Average Net Assets(d)
Total expenses	0.64%	0.63%	0.62%	0.63%	0.63%
Total expenses after fees waived and/or reimbursed	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.39%	1.57%	1.80%	1.77%	1.47%
Supplemental Data
Net assets, end of year (000)	$ 17,076	$ 12,116	$ 12,053	$ 10,451	$ 10,210
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Large Cap Value Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 28.02	$ 29.80	$ 24.52	$ 27.56	$ 32.84
Net investment income(a)	0.25	0.30	0.34	0.31	0.27
Net realized and unrealized gain (loss)	8.20	2.10	5.65	(1.87)	(0.19)
Net increase (decrease) from investment operations	8.45	2.40	5.99	(1.56)	0.08
Distributions(b)
From net investment income	(0.29)	(0.34)	(0.36)	(0.34)	(0.31)
From net realized gain	(2.58)	(3.84)	(0.35)	(1.14)	(5.05)
Total distributions	(2.87)	(4.18)	(0.71)	(1.48)	(5.36)
Net asset value, end of year	$ 33.60	$ 28.02	$ 29.80	$ 24.52	$ 27.56
Total Return(c)
Based on net asset value	32.47%	8.31%	24.84%	(5.43)%	0.14%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.33%	1.35%	1.36%	1.35%
Total expenses after fees waived and/or reimbursed	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.84%	1.03%	1.23%	1.22%	0.91%
Supplemental Data
Net assets, end of year (000)	$ 6,893	$ 5,344	$ 7,729	$ 6,925	$ 8,440
Portfolio turnover rate	120%	120%	118%	116%	136%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
662026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Advantage Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage International Fund	Advantage International	Diversified
BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified
BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”
The Board previously approved certain changes to Advantage Large Cap Growth’s and Advantage Large Cap Value’s investment strategies and investment process. Under normal circumstances, Advantage Large Cap Growth seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities and Advantage Large Cap Value seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on September 26, 2025.
On May 19, 2026, the Board approved the reorganization of BlackRock Advantage Large Cap Value Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as BlackRock Advantage Large Cap Value Fund. The reorganization is expected to close on or about November 20, 2026.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are
Notes to Financial Statements

Notes to Financial Statements  (continued)
recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
682026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage International
BofA Securities, Inc.	$305	$(305)	$—	$—
Goldman Sachs & Co. LLC	1,006,894	(1,006,894)	—	—
Morgan Stanley	7,472,180	(7,472,180)	—	—
	$8,479,379	$(8,479,379)	$—	$—
Advantage Large Cap Growth
J.P. Morgan Securities LLC	$807,425	$(807,425)	$—	$—
Advantage Small Cap Core
Barclays Capital, Inc.	$3,255,094	$(3,255,094)	$—	$—
BNP Paribas SA	7,197,936	(7,197,936)	—	—
BofA Securities, Inc.	1,667,959	(1,667,959)	—	—
Citigroup Global Markets, Inc.	11,295,633	(11,295,633)	—	—
Deutsche Bank Securities, Inc.	9,730,868	(9,730,868)	—	—
J.P. Morgan Securities LLC	60,722,774	(60,722,774)	—	—
Morgan Stanley	55,716,928	(55,716,928)	—	—
National Financial Services LLC	477,750	(477,750)	—	—
SG Americas Securities LLC	3,127,312	(3,127,312)	—	—
State Street Bank & Trust Co.	5,797,141	(5,797,141)	—	—
TD Securities (USA) LLC	18,766,015	(18,766,015)	—	—
	$177,755,410	$(177,755,410)	$—	$—
702026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Advantage Large Cap Core
Goldman Sachs & Co. LLC	$1,662,959	$(1,662,959)	$—	$—
Advantage Large Cap Value
Goldman Sachs & Co. LLC	$321,358	$(321,358)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value
First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%
$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46
$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44
$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43
Greater than $10 billion	0.38	0.48	0.38	0.38	0.42
Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Notes to Financial Statements

Notes to Financial Statements  (continued)
service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25	N/A	N/A

	Advantage Large Cap Core		Advantage Large Cap Value
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Advantage International	$ 1,115,209	$ 194,051	$ 219,422	$ 1,528,682
Advantage Large Cap Growth	1,698,230	341,424	13,478	2,053,132
Advantage Small Cap Core	1,855,795	109,121	—	1,964,916
Advantage Large Cap Core	4,399,637	495,171	87,996	4,982,804
Advantage Large Cap Value	1,045,660	137,601	29,820	1,213,081
Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 910,832	$ 89,140	$ 3,879	$ 314,330	$ 8,772	$ 1,326,953
Advantage Large Cap Growth	175,405	135,794	6,826	2,860	539	321,424
Advantage Small Cap Core	529,936	148,418	2,182	199,809	—	880,345
Advantage Large Cap Core	289,636	351,757	9,898	29,447	3,505	684,243
Advantage Large Cap Value	51,743	83,614	2,752	2,729	1,192	142,030
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Total
Advantage International	$ 973,783	$ 973,783
Advantage Large Cap Growth	690,249	690,249
Advantage Small Cap Core	340,994	340,994
Advantage Large Cap Core	712,265	712,265
722026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 47,793	$ 17,129	$ 1,539	$ 3,027	$ 2,071	$ 71,559
Advantage Large Cap Growth	4,974	101,551	5,668	185	119	112,497
Advantage Small Cap Core	9,882	23,202	2,343	3,696	—	39,123
Advantage Large Cap Core	33,099	228,162	4,455	379	297	266,392
Advantage Large Cap Value	1,220	36,992	2,668	84	172	41,136
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 4,697,064	$ 611,843	$ 42,327	$ 21,602	$ 101,758	$ 5,474,594
Advantage Large Cap Growth	876,950	712,394	70,026	1,260	5,592	1,666,222
Advantage Small Cap Core	2,062,658	1,262,361	19,067	31,428	—	3,375,514
Advantage Large Cap Core	1,323,780	1,858,858	85,203	6,010	32,895	3,306,746
Advantage Large Cap Value	240,751	393,239	18,787	1,272	13,527	667,576
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
Advantage International	$ 17,765
Advantage Large Cap Growth	23,685
Advantage Small Cap Core	14,552
Advantage Large Cap Core	34,725
Advantage Large Cap Value	6,741
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Advantage International	$ 2,325	$ 1,210
Advantage Large Cap Growth	642	1,397
Advantage Small Cap Core	485	2,517
Advantage Large Cap Core	13,183	2,646
Advantage Large Cap Value	245	161
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Advantage International	$ 76,021
Advantage Large Cap Growth	11,993
Advantage Small Cap Core	32,236
Advantage Large Cap Core	24,213
Advantage Large Cap Value	4,969
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Notes to Financial Statements

Notes to Financial Statements  (continued)
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%
Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12
Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A
Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98
Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.
For the year ended May 31, 2026, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Advantage International	$ 1,961,443
Advantage Large Cap Growth	988,403
Advantage Small Cap Core	1,410,227
Advantage Large Cap Core	1,813,552
Advantage Large Cap Value	824,684
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 910,832	$ 89,140	$ 3,879	$ 314,330	$ 8,772	$ 1,326,953
Advantage Large Cap Growth	175,405	135,794	6,826	2,860	539	321,424
Advantage Small Cap Core	529,936	148,418	2,182	199,809	—	880,345
Advantage Large Cap Core	289,636	351,757	9,898	29,447	3,505	684,243
Advantage Large Cap Value	51,743	83,614	2,752	2,729	1,192	142,030

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage International	$ 2,416,852	$ 389,599	$ 32,697	$ 21,602	$ 79,943	$ 2,940,693
Advantage Large Cap Growth	438,343	373,970	53,066	1,260	4,254	870,893
Advantage Small Cap Core	737,411	893,602	13,662	31,428	—	1,676,103
Advantage Large Cap Core	599,670	983,446	60,668	6,010	24,497	1,674,291
Advantage Large Cap Value	111,356	185,034	11,943	1,272	10,570	320,175
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
742026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the securities lending agreement effective as of January 1, 2026, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage International	$ 981
Advantage Large Cap Growth	982
Advantage Small Cap Core	330,778
Advantage Large Cap Core	2,501
Advantage Large Cap Value	2,341
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain
Advantage International	$ 1,515,061,726	$ 1,097,195,836	$ 38,699,883
Advantage Large Cap Growth	278,220,028	321,332,769	23,653,091
Advantage Small Cap Core	92,393,501	160,555,931	19,250,067
Advantage Large Cap Core	536,257,606	365,454,221	23,878,627
Advantage Large Cap Value	97,717,041	98,692,545	7,024,052
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Advantage International	$ 9,055,588,555	$ 6,483,136,572
Advantage Large Cap Growth	1,563,754,414	1,574,805,519
Advantage Small Cap Core	4,034,369,834	4,344,542,714
Advantage Large Cap Core	3,608,068,674	3,733,987,575
Advantage Large Cap Value	844,879,504	860,568,544
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
Advantage International
Ordinary income	$ 377,927,773	$ 52,333,022
Long term capital gains	57,413,027	15,828,707
	$ 435,340,800	$ 68,161,729
Advantage Large Cap Growth
Ordinary income	$ 53,368,572	$ 79,903,303
Long term capital gains	53,483,331	183,862,841
	$ 106,851,903	$ 263,766,144
Advantage Small Cap Core
Ordinary income	$ 89,222,903	$ 29,859,476
Long term capital gains	109,585,657	—
	$ 198,808,560	$ 29,859,476
Advantage Large Cap Core
Ordinary income	$ 106,169,454	$ 166,740,762
Long term capital gains	188,713,534	242,117,226
	$ 294,882,988	$ 408,857,988
Advantage Large Cap Value
Ordinary income	$ 26,596,886	$ 57,636,023
Long term capital gains	37,361,190	27,592,167
	$ 63,958,076	$ 85,228,190
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Advantage International	$ 237,034,855	$ 70,872,154	$ 1,484,426,676	$ 1,792,333,685
Advantage Large Cap Growth	51,335,007	25,479,967	876,544,711	953,359,685
Advantage Small Cap Core	97,828,053	143,411,727	1,279,948,269	1,521,188,049
Advantage Large Cap Core	126,005,201	56,638,710	1,600,519,612	1,783,163,523
Advantage Large Cap Value	33,483,895	23,794,969	173,377,923	230,656,787

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.

As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage International	$ 7,188,621,478	$ 1,654,690,344	$ (171,001,437)	$ 1,483,688,907
Advantage Large Cap Growth	1,043,966,228	892,402,407	(15,858,145)	876,544,262
Advantage Small Cap Core	4,158,249,284	1,510,135,477	(230,187,209)	1,279,948,268
Advantage Large Cap Core	2,288,234,453	1,630,641,380	(30,121,767)	1,600,519,613
Advantage Large Cap Value	632,687,737	195,762,206	(22,384,678)	173,377,528

9.
BANK BORROWINGS
The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual
762026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed  and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage International
Institutional
Shares sold	137,645,128	$3,190,328,786	109,283,830	$2,200,589,185
Shares issued in reinvestment of distributions	11,737,259	262,183,881	2,331,042	45,153,839
Shares redeemed	(63,499,196)	(1,485,661,138)	(24,097,125)	(486,562,846)
	85,883,191	$1,966,851,529	87,517,747	$1,759,180,178
Investor A
Shares sold and automatic conversion of shares	5,513,795	$125,488,756	5,614,729	$110,909,359
Shares issued in reinvestment of distributions	1,278,397	28,126,128	402,643	7,702,303
Shares redeemed	(3,956,755)	(91,061,989)	(2,442,734)	(47,715,668)
	2,835,437	$62,552,895	3,574,638	$70,895,994
Investor C
Shares sold	228,489	$5,011,821	205,037	$3,909,116
Shares issued in reinvestment of distributions	58,842	1,250,814	20,101	372,401
Shares redeemed and automatic conversion of shares	(240,852)	(5,372,368)	(200,918)	(3,828,891)
	46,479	$890,267	24,220	$452,626
782026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage International (continued)
Class K
Shares sold	43,739,365	$1,025,842,962	51,396,214	$991,005,728
Shares issued in reinvestment of distributions	3,836,249	85,792,787	462,357	8,955,985
Shares redeemed	(15,822,460)	(372,090,123)	(10,829,822)	(215,078,714)
	31,753,154	$739,545,626	41,028,749	$784,882,999
Class R
Shares sold	508,013	$11,580,079	487,845	$9,494,280
Shares issued in reinvestment of distributions	130,372	2,865,110	54,195	1,035,538
Shares redeemed	(524,778)	(12,169,775)	(580,304)	(11,354,718)
	113,607	$2,275,414	(38,264)	$(824,900)
	120,631,868	$2,772,115,731	132,107,090	$2,614,586,897
Advantage Large Cap Growth
Institutional
Shares sold	7,848,354	$222,947,848	5,564,680	$137,365,853
Shares issued in reinvestment of distributions	1,848,695	51,575,215	4,987,362	129,647,525
Shares redeemed	(6,942,807)	(195,912,907)	(4,696,936)	(123,889,192)
	2,754,242	$78,610,156	5,855,106	$143,124,186
Investor A
Shares sold and automatic conversion of shares	1,822,955	$48,134,709	1,369,989	$32,838,557
Shares issued in reinvestment of distributions	1,768,898	45,550,913	4,866,084	117,659,241
Shares redeemed	(3,238,695)	(84,513,565)	(3,106,423)	(74,148,286)
	353,158	$9,172,057	3,129,650	$76,349,512
Investor C
Shares sold	354,345	$6,824,515	292,255	$5,317,763
Shares issued in reinvestment of distributions	158,203	2,989,595	447,907	8,228,042
Shares redeemed and automatic conversion of shares	(504,427)	(9,722,554)	(536,328)	(9,470,996)
	8,121	$91,556	203,834	$4,074,809
Class K
Shares sold	893,691	$25,645,644	105,078	$2,703,814
Shares issued in reinvestment of distributions	21,668	605,177	52,367	1,361,231
Shares redeemed	(67,275)	(1,920,646)	(59,441)	(1,535,411)
	848,084	$24,330,175	98,004	$2,529,634
Class R
Shares sold	41,829	$1,207,432	34,108	$825,804
Shares issued in reinvestment of distributions	5,914	162,384	12,194	312,822
Shares redeemed	(17,180)	(472,426)	(14,981)	(380,780)
	30,563	$897,390	31,321	$757,846
	3,994,168	$113,101,334	9,317,915	$226,835,987
Advantage Small Cap Core
Institutional
Shares sold	35,208,910	$719,191,801	36,255,072	$653,384,270
Shares issued in reinvestment of distributions	5,874,799	121,391,976	877,781	16,960,194
Shares redeemed	(30,229,099)	(610,159,064)	(27,741,700)	(495,346,481)
	10,854,610	$230,424,713	9,391,153	$174,997,983
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage Small Cap Core (continued)
Investor A
Shares sold and automatic conversion of shares	5,398,306	$104,947,300	26,250,441	$458,810,007
Shares issued in reinvestment of distributions	1,643,170	33,752,875	155,609	3,014,256
Shares redeemed	(13,517,335)	(275,009,960)	(10,062,007)	(180,510,807)
	(6,475,859)	$(136,309,785)	16,344,043	$281,313,456
Investor C
Shares sold	61,688	$1,210,116	192,135	$3,354,087
Shares issued in reinvestment of distributions	21,837	432,903	133	2,511
Shares redeemed and automatic conversion of shares	(193,882)	(3,723,064)	(259,412)	(4,353,432)
	(110,357)	$(2,080,045)	(67,144)	$(996,834)
Class K
Shares sold	14,755,247	$316,074,360	14,776,571	$264,820,724
Shares issued in reinvestment of distributions	2,081,718	42,930,294	508,877	9,825,285
Shares redeemed	(30,514,718)	(595,301,856)	(13,506,537)	(241,870,997)
	(13,677,753)	$(236,297,202)	1,778,911	$32,775,012
	(9,409,359)	$(144,262,319)	27,446,963	$488,089,617
Advantage Large Cap Core
Institutional
Shares sold	6,019,164	$146,736,782	4,901,286	$108,928,769
Shares issued in reinvestment of distributions	4,729,744	109,715,962	6,824,168	152,053,419
Shares redeemed	(5,877,102)	(142,093,130)	(8,046,068)	(178,761,785)
	4,871,806	$114,359,614	3,679,386	$82,220,403
Investor A
Shares sold and automatic conversion of shares	3,359,458	$76,150,643	3,492,799	$72,667,388
Shares issued in reinvestment of distributions	6,789,178	146,765,432	10,131,144	211,932,648
Shares redeemed	(9,561,418)	(215,600,241)	(10,172,908)	(212,016,675)
	587,218	$7,315,834	3,451,035	$72,583,361
Investor C
Shares sold	473,543	$7,931,069	499,466	$7,992,470
Shares issued in reinvestment of distributions	342,094	5,485,634	499,829	8,029,473
Shares redeemed and automatic conversion of shares	(833,611)	(13,959,011)	(813,790)	(12,914,239)
	(17,974)	$(542,308)	185,505	$3,107,704
Class K
Shares sold	1,724,403	$42,148,238	4,218,196	$93,555,579
Shares issued in reinvestment of distributions	511,741	11,876,443	269,362	6,007,448
Shares redeemed	(1,036,681)	(25,039,678)	(807,452)	(17,528,032)
	1,199,463	$28,985,003	3,680,106	$82,034,995
Class R
Shares sold	125,715	$2,457,673	156,730	$2,856,469
Shares issued in reinvestment of distributions	91,758	1,742,424	132,563	2,468,740
Shares redeemed	(481,453)	(10,041,541)	(425,172)	(8,167,576)
	(263,980)	$(5,841,444)	(135,879)	$(2,842,367)
	6,376,533	$144,276,699	10,860,153	$237,104,096
802026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Advantage Large Cap Value
Institutional
Shares sold	2,549,137	$83,474,003	1,450,247	$45,574,832
Shares issued in reinvestment of distributions	568,386	17,694,722	764,805	23,946,218
Shares redeemed	(1,711,497)	(56,558,921)	(1,483,999)	(46,611,031)
	1,406,026	$44,609,804	731,053	$22,910,019
Investor A
Shares sold and automatic conversion of shares	523,329	$16,774,559	704,352	$21,472,423
Shares issued in reinvestment of distributions	1,140,177	34,214,856	1,599,849	48,484,401
Shares redeemed	(1,745,190)	(55,427,431)	(1,852,410)	(56,231,657)
	(81,684)	$(4,438,016)	451,791	$13,725,167
Investor C
Shares sold	35,544	$999,068	101,045	$2,742,000
Shares issued in reinvestment of distributions	49,660	1,316,236	71,958	1,952,910
Shares redeemed and automatic conversion of shares	(144,624)	(4,013,461)	(162,600)	(4,396,509)
	(59,420)	$(1,698,157)	10,403	$298,401
Class K
Shares sold	97,837	$3,315,433	99,111	$3,088,303
Shares issued in reinvestment of distributions	38,097	1,185,861	50,029	1,566,111
Shares redeemed	(71,837)	(2,342,890)	(128,551)	(4,045,979)
	64,097	$2,158,404	20,589	$608,435
Class R
Shares sold	25,523	$764,867	18,803	$536,038
Shares issued in reinvestment of distributions	19,647	551,175	37,342	1,065,365
Shares redeemed	(30,712)	(905,908)	(124,836)	(3,502,166)
	14,458	$410,134	(68,691)	$(1,900,763)
	1,343,477	$41,042,169	1,145,145	$35,641,259
As of May 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Share Class	Advantage Large Cap Growth
Class K	12,217
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of May 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, and BlackRock Advantage Small Cap Core Fund and the Board of Trustees of BlackRock FundsSM, and to the Shareholders of BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund and the Board of Directors of BlackRock Large Cap Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, and BlackRock Advantage Small Cap Core Fund of BlackRock FundsSM, and BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund, BlackRock Advantage Small Cap Core Fund, BlackRock Advantage Large Cap Value Fund	For each of the five years in the period ended May 31, 2026
BlackRock Advantage Large Cap Core Fund	For each of the four years in the period ended May 31, 2026, for the period from October 1, 2021 through May 31, 2022, and for the year ended September 30, 2021
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 27, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
822026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
Advantage International	$ 188,035,352
Advantage Large Cap Growth	9,229,696
Advantage Small Cap Core	37,790,732
Advantage Large Cap Core	39,288,218
Advantage Large Cap Value	13,037,869
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
Advantage Large Cap Growth	$ 25,783
Advantage Small Cap Core	7,121,177
Advantage Large Cap Core	1,410,404
Advantage Large Cap Value	772,257
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Advantage International	$ 57,413,027
Advantage Large Cap Growth	53,483,331
Advantage Small Cap Core	109,585,657
Advantage Large Cap Core	188,713,534
Advantage Large Cap Value	37,361,190
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Advantage International	$ 180,985,142	$ 12,389,458
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
Advantage International	$ 1,694,026
Advantage Small Cap Core	464,710
Advantage Large Cap Core	294,555
Advantage Large Cap Value	79,106
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Advantage Large Cap Growth	10.99%
Advantage Small Cap Core	20.78
Advantage Large Cap Core	17.33
Advantage Large Cap Value	22.93
Important Tax Information

Important Tax Information (unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
Advantage International	$ 3,355,244
Advantage Small Cap Core	920,798
Advantage Large Cap Core	584,628
Advantage Large Cap Value	156,953
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Advantage International	$ 3,362,881	$ 209,869,247
Advantage Large Cap Growth	—	53,368,572
Advantage Small Cap Core	922,515	60,833,244
Advantage Large Cap Core	584,783	88,728,601
Advantage Large Cap Value	157,037	18,418,665
842026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust and the Corporation
100 Bellevue Parkway
Wilmington, DE 19809
862026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements
The Board of Trustees of BlackRock FundsSM (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage International Fund (the “Advantage International Fund”), BlackRock Advantage Large Cap Growth Fund (the “Advantage Large Cap Growth Fund”) and BlackRock Advantage Small Cap Core Fund (the “Advantage Small Cap Core Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Board of Directors of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreements (the “Corporation Advisory Agreements”) between the Corporation, on behalf of BlackRock Advantage Large Cap Value Fund (the “Advantage Large Cap Value Fund”) and BlackRock Advantage Large Cap Core Fund (the “Advantage Large Cap Core Fund”), respectively, and the Manager, each Fund’s investment advisor.
The Advantage International Fund, Advantage Large Cap Growth Fund, Advantage Small Cap Core Fund, Advantage Large Cap Value Fund, and Advantage Large Cap Core Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement and the Corporation Advisory Agreements are referred to herein individually, as an “Agreement” and together, as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and together as the “Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May 19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the relevant Agreement for the applicable Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the applicable Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to the Boards in response to specific questions and requests from the Boards. Among the matters the Boards considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by each Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the applicable Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Funds as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the applicable Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the applicable Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)
At the May Meeting, each Board concluded, with respect to the applicable Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to their Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Boards engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with the Funds’ performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to their Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the applicable Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the applicable Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage International Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage Large Cap Growth Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.
The Board of the Trust noted that for the one-, three- and five-year periods reported, the Advantage Small Cap Core Fund ranked in the first, first and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
882026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)
The Board of the Corporation noted that for the one-, three- and five-year periods reported, the Advantage Large Cap Value Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
The Board of the Corporation noted that for each of the one-, three- and five-year periods reported, the Advantage Large Cap Core Fund ranked in the first quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rates represent a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rates, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rates give effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreement and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Trust noted that the Advantage International Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Advantage Large Cap Growth Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Trust noted that the Advantage Small Cap Core Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Corporation noted that the Advantage Large Cap Value Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)
The Board of the Corporation noted that the Advantage Large Cap Core Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the applicable Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of each of the Advantage International Fund, Advantage Large Cap Growth Fund, and Advantage Small Cap Core Fund, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreements between the Manager and the Corporation, on behalf of each of the Advantage Large Cap Value Fund and Advantage Large Cap Core Fund, for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as applicable, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
902026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Event Driven Equity Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments
3

Schedule of Investments
May 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.0%
Aevex Corp., Class A(a)	45,671	$ 1,756,963
Arxis, Inc., Class A(a)	211,702	9,511,771
ATI, Inc.(a)	160,064	28,036,810
Boeing Co. (The)(a)	50,815	11,745,887
General Electric Co.	118,116	38,241,236
Hawkeye 360, Inc.(a)	24,394	805,246
Howmet Aerospace, Inc.	154,683	39,946,885
RTX Corp.	130,978	23,531,508
StandardAero, Inc.(a)(b)	1,071,068	30,675,388
Woodward, Inc.	26,537	9,288,746
		193,540,440
Biotechnology — 0.0%
Atrium Therapeutics, Inc.(a)	175,388	2,280,044
Building Products — 0.2%
Madison Air Solutions Corp., Class A(a)(b)	276,997	12,041,060
Capital Markets — 1.2%
Janus Henderson Group PLC	1,094,518	56,597,526
Lincoln International, Inc., Class A(a)	49,281	1,124,592
		57,722,118
Chemicals — 2.4%
Air Products & Chemicals, Inc.	80,816	22,516,954
Corteva, Inc.	530,644	41,538,812
Dow, Inc.	108,772	3,671,055
DuPont de Nemours, Inc.	440,752	21,341,212
Olin Corp.	557,893	14,432,692
Sensient Technologies Corp.	72,232	8,223,613
Solstice Advanced Materials, Inc.	15,140	1,275,242
		112,999,580
Commercial Services & Supplies — 1.0%
EagleRock Land LLC, Class A(a)	58,218	1,297,679
GFL Environmental, Inc.(b)	1,368,397	45,896,036
		47,193,715
Construction Materials — 1.6%
Amrize Ltd.	433,888	23,599,168
CRH PLC	503,539	54,780,008
		78,379,176
Consumer Staples Distribution & Retail — 0.1%
Yesway, Inc., Class A(a)	203,710	4,583,475
Electrical Equipment — 0.5%
GE Vernova, Inc.	19,644	19,021,678
X-Energy, Inc.(a)	127,306	3,425,804
		22,447,482
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	21,231	7,183,084
Entertainment — 7.3%
Electronic Arts, Inc.	1,114,414	224,799,592
Netflix, Inc.(a)	76,731	6,600,401
Warner Bros Discovery, Inc., Class A(a)	4,300,694	116,161,745
		347,561,738
Health Care Equipment & Supplies — 1.2%
Envista Holdings Corp.(a)	1,728,308	40,701,653
Medline, Inc., Class A(a)	421,793	15,420,752
		56,122,405
Health Care Providers & Services — 4.8%
Brookdale Senior Living, Inc.(a)(b)	3,561,485	45,836,312
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group (The)	245,398	$ 68,073,405
Elevance Health, Inc.	1,650	648,764
Humana, Inc.	226,331	69,126,014
Tenet Healthcare Corp.(a)	56,077	9,831,420
UnitedHealth Group, Inc.	95,666	36,382,736
		229,898,651
Health Care REITs — 1.7%
Janus Living, Inc., Class A(a)	139,440	3,732,809
Ventas, Inc.	313,614	26,475,294
Welltower, Inc.	237,964	48,861,148
		79,069,251
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment, Inc.(a)	1,029,581	29,909,328
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co., Class A(a)	80,684	2,957,875
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	131,639	31,311,652
Interactive Media & Services — 0.2%
Meta Platforms, Inc., Class A	12,082	7,641,986
IT Services — 0.3%
Cloudflare, Inc., Class A(a)	31,849	7,701,725
Shopify, Inc., Class A(a)	40,418	4,798,021
Snowflake, Inc., Class A(a)	13,471	3,442,514
		15,942,260
Life Sciences Tools & Services — 2.7%
Danaher Corp.	259,930	47,481,413
Thermo Fisher Scientific, Inc.	98,967	48,742,237
Waters Corp.(a)	85,871	32,937,540
		129,161,190
Machinery — 5.9%
Chart Industries, Inc.(a)	1,355,769	281,755,914
Media — 0.2%
DoubleVerify Holdings, Inc.(a)	845,600	8,202,320
Oil, Gas & Consumable Fuels — 0.5%
Williams Cos., Inc. (The)	339,541	24,239,832
Personal Care Products — 0.9%
Coty, Inc., Class A(a)	7,962,200	16,959,486
Estee Lauder Cos., Inc. (The), Class A	79,749	7,093,673
Kenvue, Inc.	1,043,135	18,025,373
		42,078,532
Professional Services — 0.2%
UL Solutions, Inc., Class A	100,650	10,014,675
Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc.	67,464	30,140,891
Cerebras Systems, Inc., Class A(a)(b)	14,615	3,463,609
Entegris, Inc.	43,967	6,102,180
GLOBALFOUNDRIES, Inc.(a)	225,255	18,013,642
Lattice Semiconductor Corp.(a)(b)	57,533	8,461,954
NXP Semiconductors NV	37,168	11,943,937
Qnity Electronics, Inc.	221,617	34,572,252
QUALCOMM, Inc.	55,157	13,845,510
Silicon Laboratories, Inc.(a)	280,071	60,943,450
		187,487,425
Software — 2.0%
Clearwater Analytics Holdings, Inc., Class A(a)	2,943,466	71,643,962
Crowdstrike Holdings, Inc., Class A(a)	13,848	10,122,888
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Elastic NV(a)	38,015	$ 2,459,571
Five9, Inc.(a)	29,644	721,831
Salesforce, Inc.	16,153	3,086,838
ServiceNow, Inc.(a)	31,277	3,889,921
Unity Software, Inc.(a)	34,673	1,056,486
Workday, Inc., Class A(a)	14,710	2,150,455
Zoom Communications, Inc., Class A(a)	24,773	2,516,689
		97,648,641
Specialty Retail — 0.3%
Bath & Body Works, Inc.	65,264	1,306,585
Bob’s Discount Furniture, Inc.(a)	407,479	5,541,715
Carvana Co., Class A(a)	103,668	7,567,764
		14,416,064
Total Common Stocks — 44.6% (Cost: $1,746,656,702)		2,133,789,913

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
8.75%, 11/15/30(c)	USD	6,147	6,517,098
7.00%, 06/01/32(c)		7,000	7,290,468
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,615,450
			17,423,016
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/28(c)		12,000	11,821,428
Consumer Finance — 0.1%
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	4,255,124
Diversified Consumer Services — 0.4%
Sotheby’s, 8.25%, 04/15/31(c)		16,523	16,266,193
Electric Utilities — 0.1%
Southern Co. (The), 3.25%, 06/15/28		4,494	4,507,482
Entertainment — 0.2%
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(c)		8,653	9,023,752
Financial Services — 0.2%
Coinbase Global, Inc.
0.00%, 10/01/29(c)(d)(e)		5,749	5,243,663
0.00%, 10/01/32(c)(d)(e)		5,749	4,878,026
			10,121,689
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	3,879,591
Health Care Providers & Services — 0.7%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(d)		8,391	13,249,389
LifePoint Health, Inc., 7.00%, 05/01/34(c)		7,055	6,888,907
Tenet Healthcare Corp., 4.25%, 06/01/29		13,767	13,421,275
			33,559,571
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		6,313	6,573,089
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc., 0.00%, 05/15/30(c)(d)(e)	USD	1,961	$ 1,842,631
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	9,262,781
			11,105,412
Insurance — 0.2%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(c)		9,172	9,564,450
IT Services — 0.9%
Akamai Technologies, Inc.
0.00%, 05/15/30(c)(d)(e)		7,599	7,906,760
0.25%, 05/15/33(c)(d)		3,223	5,646,696
Cloudflare, Inc., 0.00%, 06/15/30(c)(d)(e)		6,047	7,584,752
CoreWeave, Inc.
1.75%, 12/01/31(c)(d)		7,056	9,049,320
1.75%, 10/01/32(c)(d)		10,750	12,803,250
			42,990,778
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(c)		9,722	9,859,639
DISH Network Corp., 11.75%, 11/15/27(c)		25,400	26,171,652
EchoStar Corp., 10.75%, 11/30/29		3,600	3,912,264
Versant Media Group, Inc., 7.25%, 01/30/31(c)		3,805	3,953,301
			43,896,856
Metals & Mining — 0.1%
First Quantum Minerals Ltd.
8.00%, 03/01/33(c)		5,000	5,239,810
7.25%, 02/15/34(c)		1,202	1,233,060
			6,472,870
Passenger Airlines — 0.4%
Latam Airlines Group SA
7.88%, 04/15/30(c)		7,000	7,231,910
7.63%, 01/07/31(c)		10,981	11,341,342
			18,573,252
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,165,917
Real Estate Management & Development — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)		7,000	7,060,312
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(c)		7,000	7,540,813
Compass, Inc., 0.25%, 04/15/31(c)(d)		1,914	1,749,970
Howard Hughes Corp. (The), 4.13%, 02/01/29(c)		8,000	7,725,774
			24,076,869
Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp., 0.00%, 05/01/31(c)(d)(e)		3,824	4,146,363
Onto Innovation, Inc., 0.00%, 06/01/31(c)(d)(e)		12,354	12,956,875
SiTime Corp., 0.00%, 06/15/31(d)(e)		5,063	5,429,069
			22,532,307
Software — 0.8%
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,649,880
Schedule of Investments
5

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Nebius Group NV
1.00%, 09/15/30(c)(d)	USD	2,861	$ 5,325,751
1.25%, 03/15/31(c)(d)		8,217	12,563,793
			38,539,424
Specialty Retail — 0.2%
Michaels Cos., Inc. (The), 8.50%, 03/15/33(c)		11,467	11,195,159
Total Corporate Bonds — 7.4% (Cost: $326,614,175)			350,544,229
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.6%
TransDigm, Inc.
New Tranche K Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.25%), 5.87%, 03/22/30		19,713	19,756,610
Tranche N Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.12%, 02/13/33		11,002	11,027,635
			30,784,245
Building Products — 0.1%
MITER Brands Acquisition Holdco, Inc., Term B-3 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.37%, 03/28/31		6,829	6,679,907
Chemicals — 0.3%
Qnity Electronics, Inc., Initial Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.00%), 5.67%, 11/01/32		14,099	14,144,486
Electrical Equipment — 0.1%
Project Aurora U.S. Finco, Inc., Facility B2, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.45%, 12/06/32		3,686	3,695,691
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 6.87%, 01/27/29		8,018	7,985,287
IT Services — 0.2%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 4.75%), 8.37%, 03/15/30		7,374	7,388,956
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 2.75%), 6.38%, 04/30/30		4,948	4,986,853
Media — 0.9%
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.12%, 03/06/33		26,143	26,187,966
Numericable U.S. LLC, USD TLB-14 Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 6.88%), 10.55%, 05/31/31		19,100	19,350,783
			45,538,749
Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.37%, 08/18/30		11,529	11,561,402
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.4%
TK Elevator U.S. Newco, Inc., Facility B2 USD, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.48%, 04/30/30	USD	17,266	$ 17,395,495
Software — 1.1%
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 6.95%, 08/13/32		39,079	36,549,651
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 4.50%), 8.10%, 11/15/31		5,667	5,782,366
Oak-Eagle Acquireco, Inc., Term Loan B1, (1 mo. CME Term SOFR US at 0.00% Floor + 3.50%), 3.50%, 03/24/33		10,000	10,030,400
			52,362,417
Specialty Retail — 0.2%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.23%, 10/20/28		7,954	7,725,817
Total Floating Rate Loan Interests — 4.4% (Cost: $212,393,506)			210,249,305

	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	564,537
Total Investment Companies — 0.0% (Cost: $ —)		564,537
Preferred Securities
Preferred Stocks — 0.4%
Aerospace & Defense — 0.4%
Boeing Co. (The), 6.00%(d)	275,600	19,876,272
Software — 0.0%
DataRobot, Inc., Series F, (Acquired 10/27/20, cost $2,186,006)(a)(g)(h)	166,337	540,595
Total Preferred Securities — 0.4% (Cost: $15,966,006)		20,416,867
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(g)	214,796	212,648
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
		227,199
Capital Markets — 0.0%
TPG, Inc., CVR(a)	1,767,953	17,680
Total Rights — 0.0% (Cost: $ —)		244,879
Total Long-Term Investments — 56.8% (Cost: $2,301,630,389)		2,715,809,730
62026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 42.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(i)(j)(k)	17,116,740	$ 17,121,875
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.51%(i)(j)	2,023,594,657	2,023,594,657
Total Short-Term Securities — 42.7% (Cost: $2,040,716,505)		2,040,716,532
Total Investments — 99.5% (Cost: $4,342,346,894)		4,756,526,262
Other Assets Less Liabilities — 0.5%		25,748,407
Net Assets — 100.0%		$ 4,782,274,669

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $540,595, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 264,652,033	$ —	$ (247,548,046)(a)	$ 23,768	$ (5,880)	$ 17,121,875	17,116,740	$ 794,662 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,924,822,615	98,772,042 (a)	—	—	—	2,023,594,657	2,023,594,657	61,877,010	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	208,706,301	—	(212,045,861)	12,276,251	(8,936,691)	—	—	8,625,789	—
				$ 12,300,019	$ (8,942,571)	$ 2,040,716,532		$ 71,297,461	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments
7

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	29	06/18/26	$ 17,635	$ (3,234,610)
Russell 2000 E-Mini Index	973	06/18/26	142,267	(17,705,403)
S&P 500 E-Mini Index	858	06/18/26	325,858	(39,919,216)
				$ (60,859,229)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V2	5.00%	Quarterly	06/20/31	USD	36,630	$(3,407,410)	$(1,415,337)	$(1,992,073)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	USD	37,000	(904,215)	(557,690)	(346,525)
						$(4,311,625)	$(1,973,027)	$(2,338,598)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ARC Resources Ltd.	Goldman Sachs Bank USA	USD	24,934,376	08/18/26	0.55%	1D CORRA	Monthly	$ 96,241
ARC Resources Ltd.	JPMorgan Chase Bank N.A.		41,450,079	02/09/27	0.20%	CABROVER	Monthly	853,942
ARC Resources Ltd.	Merrill Lynch International		31,318,622	02/15/28	0.20%	CABROVER	Monthly	120,882
Axalta Coating Systems Ltd.	Citibank N.A.		17,781,510	02/24/28	0.20%	1D OBFR01	Monthly	943,235
Beazley PLC	SG Americas Securities LLC		118,553,741	12/08/27	0.25%	1D SONIA	Monthly	(152,831)
Caesars Entertainment, Inc.	Morgan Stanley & Co. International PLC		741,074	11/06/26	0.20%	1D FEDL01	Monthly	15,097
Ecolab, Inc.	Morgan Stanley & Co. International PLC		629,500	11/06/26	0.20%	1D FEDL01	Monthly	6,660
Elastic NV	Citibank N.A.		72,897	02/24/28	0.20%	1D OBFR01	Monthly	13,154
Elevance Health, Inc.	Citibank N.A.		9,205,750	02/24/28	0.20%	1D OBFR01	Monthly	(34,986)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC		8,282,964	11/06/26	0.20%	1D FEDL01	Monthly	(31,479)
Fifth Third Bancorp	UBS AG		47	11/05/29	0.20%	1D OBFR01	Monthly	3
General Electric Co.	Morgan Stanley & Co. International PLC		16,809,134	11/06/26	0.20%	1D FEDL01	Monthly	1,161,165
Intertek Group PLC	BNP Paribas SA		15,560,584	05/02/28	0.25%	1D SONIA	Monthly	(934,976)
JTC PLC	SG Americas Securities LLC		73,647,422	12/08/27	0.25%	1D SONIA	Monthly	168,017
Kenvue, Inc.	JPMorgan Chase Bank N.A.		217,288,936	02/09/27	0.20%	1D OBFR01	Monthly	(3,829,424)
Kenvue, Inc.	UBS AG		39,714,911	11/05/29	0.20%	1D OBFR01	Monthly	394,596
Leggett & Platt, Inc.	JPMorgan Chase Bank N.A.		3,601,037	02/09/27	0.20%	1D OBFR01	Monthly	75,171
Liberty Broadband Corp., Class C, NVS	Barclays Bank PLC		3,829,187	06/29/26	0.20%	1D OBFR01	Monthly	(21,430)
Liberty Broadband Corp., Class C, NVS	Citibank N.A.		4,058,009	02/24/28	0.20%	1D OBFR01	Monthly	(22,711)
Liberty Broadband Corp., Class C, NVS	JPMorgan Chase Bank N.A.		24,611,861	02/09/27	0.20%	1D OBFR01	Monthly	(1,595,339)
Masimo Corp.	Barclays Bank PLC		143,932,931	06/29/26	0.20%	1D OBFR01	Monthly	(289,782)
Masimo Corp.	Goldman Sachs Bank USA		29,782,003	08/18/26	0.20%	1D FEDL01	Monthly	(3,337)
Mettler-Toledo International, Inc.	Morgan Stanley & Co. International PLC		1,074,410	11/06/26	0.20%	1D FEDL01	Monthly	75,475
National Storage Affiliates Trust	JPMorgan Chase Bank N.A.		16,176,460	02/09/27	0.20%	1D OBFR01	Monthly	(377,834)
Norfolk Southern Corp.	Citibank N.A.		77,669,095	02/24/28	0.20%	1D OBFR01	Monthly	(2,363,187)
Norfolk Southern Corp.	JPMorgan Chase Bank N.A.		200,940,056	02/09/27	0.20%	1D OBFR01	Monthly	(4,540,327)
Penumbra, Inc.	Citibank N.A.		108,848,652	02/24/28	0.20%	1D OBFR01	Monthly	(3,440,742)
Penumbra, Inc.	JPMorgan Chase Bank N.A.		141,341,356	02/09/27	0.20%	1D OBFR01	Monthly	(1,723,836)
Schroders PLC	SG Americas Securities LLC		28,042,443	12/08/27	0.25%	1D SONIA	Monthly	59,524
Secure Waste Infrastructure Corp.	Goldman Sachs Bank USA		10,188,821	08/18/26	0.55%	1D CORRA	Monthly	(842,546)
82026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Senior PLC	SG Americas Securities LLC	USD	14,321,509	12/08/27	0.25%	1D SONIA	Monthly	$ 100,326
SkyWater Technology, Inc.	JPMorgan Chase Bank N.A.		167,285	02/09/27	0.20%	1D OBFR01	Monthly	26,095
Teck Resources Ltd., Class B	Citibank N.A.		124,209,727	02/24/28	0.20%	1D OBFR01	Monthly	6,937,983
TopBuild Corp.	Barclays Bank PLC		12,091,007	06/29/26	0.20%	1D OBFR01	Monthly	281,848
TopBuild Corp.	JPMorgan Chase Bank N.A.		53,003,383	02/09/27	0.20%	1D OBFR01	Monthly	(1,306,417)
Webster Financial Corp.	JPMorgan Chase Bank N.A.		28,839,915	02/09/27	0.20%	1D OBFR01	Monthly	(75,155)
Webster Financial Corp.	UBS AG		57,203,460	11/05/29	0.20%	1D OBFR01	Monthly	1,254,039
Total long positions of equity swaps								(9,002,886)
Short Contracts(b)
3M Co.	Morgan Stanley & Co. International PLC		(4,484,632)	11/06/26	(0.15)%	1D FEDL01	Monthly	(20,299)
Advanced Micro Devices, Inc.	Citibank N.A.		(466,107)	02/24/28	(0.15)%	1D OBFR01	Monthly	(48,444)
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC		(5,224,892)	11/06/26	(0.15)%	1D FEDL01	Monthly	(543,042)
Agilent Technologies, Inc.	Morgan Stanley & Co. International PLC		(6,080,234)	11/06/26	(0.15)%	1D FEDL01	Monthly	(1,087,947)
Akamai Technologies, Inc.	JPMorgan Chase Bank N.A.		(7,851,233)	02/09/27	(0.15)%	1D OBFR01	Monthly	(231,853)
Akzo Nobel NV	Citibank N.A.		(24,849,978)	11/24/26	(0.26)%	1D OBFR01	Monthly	(5,350,530)
AMETEK, Inc.	Morgan Stanley & Co. International PLC		(8,332,386)	11/06/26	(0.15)%	1D FEDL01	Monthly	(49,359)
Amgen, Inc.	Morgan Stanley & Co. International PLC		(5,941,482)	11/06/26	(0.15)%	1D FEDL01	Monthly	43,953
Analog Devices, Inc.	Citibank N.A.		(446,704)	02/24/28	(0.15)%	1D OBFR01	Monthly	(18,878)
Analog Devices, Inc.	Morgan Stanley & Co. International PLC		(3,186,884)	11/06/26	(0.15)%	1D FEDL01	Monthly	(134,676)
Anglo American PLC	Citibank N.A.		(136,171,351)	11/24/26	(0.15)%	1D OBFR01	Monthly	(4,934,289)
Antero Midstream Corp.	Morgan Stanley & Co. International PLC		(2,466,545)	11/06/26	(0.15)%	1D FEDL01	Monthly	134,620
Applied Materials, Inc.	Citibank N.A.		(315,045)	02/24/28	(0.15)%	1D OBFR01	Monthly	(13,049)
Applied Materials, Inc.	Morgan Stanley & Co. International PLC		(2,944,306)	11/06/26	(0.15)%	1D FEDL01	Monthly	(121,953)
ASML Holding NV, Registered Shares	Citibank N.A.		(437,617)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,398
ASML Holding NV, Registered Shares	Morgan Stanley & Co. International PLC		(3,086,181)	11/06/26	(0.15)%	1D FEDL01	Monthly	38,065
AvalonBay Communities, Inc.	Morgan Stanley & Co. International PLC		(5,821,613)	11/06/26	(0.15)%	1D FEDL01	Monthly	98,464
Avery Dennison Corp.	Barclays Bank PLC		(3,959,728)	12/23/26	(0.15)%	1D OBFR01	Monthly	14,633
Avery Dennison Corp.	Morgan Stanley & Co. International PLC		(1,187,072)	11/06/26	(0.15)%	1D FEDL01	Monthly	4,387
Ball Corp.	Barclays Bank PLC		(2,575,556)	12/23/26	(0.10)%	1D OBFR01	Monthly	83,862
Ball Corp.	Morgan Stanley & Co. International PLC		(2,594,205)	11/06/26	(0.15)%	1D FEDL01	Monthly	84,469
Banco Santander SA, ADR	JPMorgan Chase Bank N.A.		(9,981,012)	02/09/27	(0.61)%	1D OBFR01	Monthly	(162,557)
Banco Santander SA, ADR	UBS AG		(19,392,062)	11/05/29	-	1D OBFR01	Monthly	(1,222,328)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC		(6,315,030)	11/06/26	(0.15)%	1D FEDL01	Monthly	(542,969)
Bio-Techne Corp.	Morgan Stanley & Co. International PLC		(5,519,225)	11/06/26	(0.15)%	1D FEDL01	Monthly	(397,256)
Boston Scientific Corp.	Citibank N.A.		(16,646,880)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,728,383
Boston Scientific Corp.	JPMorgan Chase Bank N.A.		(20,580,335)	02/09/27	(0.15)%	1D OBFR01	Monthly	2,144,659
Carlisle Cos., Inc.	Morgan Stanley & Co. International PLC		(4,431,863)	11/06/26	(0.15)%	1D FEDL01	Monthly	(146,180)
Carpenter Technology Corp.	Morgan Stanley & Co. International PLC		(8,876,017)	11/06/26	(0.15)%	1D FEDL01	Monthly	(712,748)
Caterpillar, Inc.	Morgan Stanley & Co. International PLC		(10,138,972)	11/06/26	(0.15)%	1D FEDL01	Monthly	46,322
Celanese Corp.	Morgan Stanley & Co. International PLC		(903,885)	11/06/26	(0.15)%	1D FEDL01	Monthly	(12,767)
Charter Communications, Inc., Class A	Barclays Bank PLC		(3,894,374)	06/29/26	(0.20)%	1D OBFR01	Monthly	29,513
Charter Communications, Inc., Class A	Citibank N.A.		(4,077,118)	02/24/28	(0.15)%	1D OBFR01	Monthly	30,898
Charter Communications, Inc., Class A	JPMorgan Chase Bank N.A.		(24,916,974)	02/09/27	(0.15)%	1D OBFR01	Monthly	1,739,329
Cloudflare, Inc., Class A	JPMorgan Chase Bank N.A.		(3,497,707)	02/09/27	(0.15)%	1D OBFR01	Monthly	(787,827)
Coinbase Global, Inc., Class A	JPMorgan Chase Bank N.A.		(2,685,588)	02/09/27	(0.15)%	1D OBFR01	Monthly	176,782
Compass, Inc., Class A	JPMorgan Chase Bank N.A.		(647,390)	02/09/27	(0.15)%	1D OBFR01	Monthly	36,379
CoreWeave, Inc., Class A	JPMorgan Chase Bank N.A.		(14,540,085)	02/09/27	(0.15)%	1D OBFR01	Monthly	588,482
Cummins, Inc.	Morgan Stanley & Co. International PLC		(9,415,455)	11/06/26	(0.15)%	1D FEDL01	Monthly	(104,232)
Curtiss-Wright Corp.	Morgan Stanley & Co. International PLC		(8,504,321)	11/06/26	(0.15)%	1D FEDL01	Monthly	(190,383)
DENTSPLY SIRONA, Inc.	Morgan Stanley & Co. International PLC		(5,361,741)	11/06/26	(0.15)%	1D FEDL01	Monthly	(136,538)
DoorDash, Inc., Class A	JPMorgan Chase Bank N.A.		(517,855)	02/09/27	(0.15)%	1D OBFR01	Monthly	14,658
Dover Corp.	Morgan Stanley & Co. International PLC		(8,272,369)	11/06/26	(0.15)%	1D FEDL01	Monthly	(57,540)
DT Midstream, Inc.	Morgan Stanley & Co. International PLC		(2,860,097)	11/06/26	(0.15)%	1D FEDL01	Monthly	210,836
Schedule of Investments
9

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Eastman Chemical Co.	Barclays Bank PLC	USD	(3,224,516)	12/23/26	0.02%	1D OBFR01	Monthly	$ (76,132)
Eastman Chemical Co.	Morgan Stanley & Co. International PLC		(2,127,911)	11/06/26	(0.15)%	1D FEDL01	Monthly	(50,241)
Eaton Corp. PLC	Morgan Stanley & Co. International PLC		(8,731,410)	11/06/26	(0.15)%	1D FEDL01	Monthly	(206,377)
Ecolab, Inc.	Barclays Bank PLC		(4,910,608)	12/23/26	-	1D OBFR01	Monthly	(51,952)
Emerson Electric Co.	Morgan Stanley & Co. International PLC		(8,354,224)	11/06/26	(0.15)%	1D FEDL01	Monthly	(453,169)
Equity Residential	Morgan Stanley & Co. International PLC		(5,782,901)	11/06/26	(0.15)%	1D FEDL01	Monthly	65,516
GFL Environmental, Inc.	Goldman Sachs Bank USA		(7,882,147)	08/18/26	(0.15)%	1D CORRA	Monthly	738,179
HCA Healthcare, Inc.	Barclays Bank PLC		(1,387,915)	03/22/27	(0.15)%	1D OBFR01	Monthly	54,697
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC		(6,153,313)	11/06/26	(0.15)%	1D FEDL01	Monthly	180,888
HEICO Corp.	Morgan Stanley & Co. International PLC		(8,939,383)	11/06/26	(0.15)%	1D FEDL01	Monthly	(1,399,822)
Henry Schein, Inc.	Morgan Stanley & Co. International PLC		(6,163,289)	11/06/26	(0.15)%	1D FEDL01	Monthly	(196,833)
Hexcel Corp.	Morgan Stanley & Co. International PLC		(8,762,334)	11/06/26	(0.15)%	1D FEDL01	Monthly	(365,987)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC		(7,974,816)	11/06/26	(0.15)%	1D FEDL01	Monthly	155,575
Illumina, Inc.	Morgan Stanley & Co. International PLC		(6,871,894)	11/06/26	(0.15)%	1D FEDL01	Monthly	(882,720)
International Paper Co.	Morgan Stanley & Co. International PLC		(997,744)	11/06/26	(0.15)%	1D FEDL01	Monthly	(69,514)
IonQ, Inc.	JPMorgan Chase Bank N.A.		(35,207)	02/09/27	(0.74)%	1D OBFR01	Monthly	(16,323)
IQVIA Holdings, Inc.	Morgan Stanley & Co. International PLC		(5,913,606)	11/06/26	(0.15)%	1D FEDL01	Monthly	(504,013)
Kimberly-Clark Corp.	JPMorgan Chase Bank N.A.		(177,609,304)	02/09/27	(0.15)%	1D OBFR01	Monthly	1,282,704
Kimberly-Clark Corp.	UBS AG		(32,558,472)	11/05/29	-	1D OBFR01	Monthly	(573,703)
Kinder Morgan, Inc.	Morgan Stanley & Co. International PLC		(5,150,170)	11/06/26	(0.15)%	1D FEDL01	Monthly	413,050
KLA Corp.	Citibank N.A.		(188,838)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,333)
KLA Corp.	Morgan Stanley & Co. International PLC		(3,255,567)	11/06/26	(0.15)%	1D FEDL01	Monthly	(57,461)
Lam Research Corp.	Citibank N.A.		(565,814)	02/24/28	(0.15)%	1D OBFR01	Monthly	(23,774)
Lam Research Corp.	Morgan Stanley & Co. International PLC		(3,655,039)	11/06/26	(0.15)%	1D FEDL01	Monthly	(153,575)
Linde PLC	Morgan Stanley & Co. International PLC		(6,501,840)	11/06/26	(0.15)%	1D FEDL01	Monthly	249,858
LyondellBasell Industries NV, Class A	Morgan Stanley & Co. International PLC		(930,832)	11/06/26	(0.15)%	1D FEDL01	Monthly	40,988
Martin Marietta Materials, Inc.	Morgan Stanley & Co. International PLC		(5,743,018)	11/06/26	(0.15)%	1D FEDL01	Monthly	(483,438)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC		(6,233,607)	11/06/26	(0.15)%	1D FEDL01	Monthly	187,910
Mettler-Toledo International, Inc.	Citibank N.A.		(6,071,407)	02/24/28	(0.15)%	1D OBFR01	Monthly	(426,505)
Mettler-Toledo International, Inc.	JPMorgan Chase Bank N.A.		(139,072)	02/09/27	(0.15)%	1D OBFR01	Monthly	(7,320)
Microchip Technology, Inc.	Citibank N.A.		(356,529)	02/24/28	(0.15)%	1D OBFR01	Monthly	(4,656)
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC		(3,548,471)	11/06/26	(0.15)%	1D FEDL01	Monthly	(46,336)
Micron Technology, Inc.	Citibank N.A.		(735,229)	02/24/28	(0.15)%	1D OBFR01	Monthly	(215,380)
Micron Technology, Inc.	Morgan Stanley & Co. International PLC		(4,715,529)	11/06/26	(0.15)%	1D FEDL01	Monthly	(1,381,380)
MKS, Inc.	Citibank N.A.		(670,737)	02/24/28	(0.15)%	1D OBFR01	Monthly	(7,615)
MKS, Inc.	Morgan Stanley & Co. International PLC		(3,241,148)	11/06/26	(0.15)%	1D FEDL01	Monthly	(36,797)
Monolithic Power Systems, Inc.	Citibank N.A.		(545,305)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,095
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC		(3,524,609)	11/06/26	(0.15)%	1D FEDL01	Monthly	52,321
Moog, Inc., Class A	Morgan Stanley & Co. International PLC		(8,810,717)	11/06/26	(0.15)%	1D FEDL01	Monthly	(1,133,454)
Nebius Group NV	JPMorgan Chase Bank N.A.		(9,619,214)	02/09/27	(0.43)%	1D OBFR01	Monthly	(2,817,125)
ON Semiconductor Corp.	Citibank N.A.		(310,254)	02/24/28	(0.04)%	1D OBFR01	Monthly	(11,801)
ON Semiconductor Corp.	JPMorgan Chase Bank N.A.		(1,758,507)	02/09/27	(0.15)%	1D OBFR01	Monthly	(271,769)
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC		(4,082,106)	11/06/26	(0.15)%	1D FEDL01	Monthly	(155,275)
Onto Innovation, Inc.	JPMorgan Chase Bank N.A.		(5,526,843)	02/09/27	(0.15)%	1D OBFR01	Monthly	(155,212)
Packaging Corp. of America	Morgan Stanley & Co. International PLC		(4,606,008)	11/06/26	(0.15)%	1D FEDL01	Monthly	(63,999)
Parker-Hannifin Corp.	Morgan Stanley & Co. International PLC		(7,858,992)	11/06/26	(0.15)%	1D FEDL01	Monthly	202,421
Pfizer, Inc.	Morgan Stanley & Co. International PLC		(5,572,489)	11/06/26	(0.15)%	1D FEDL01	Monthly	(60,243)
PPG Industries, Inc.	Barclays Bank PLC		(3,696,423)	12/23/26	-	1D OBFR01	Monthly	(178,339)
PPG Industries, Inc.	Morgan Stanley & Co. International PLC		(1,989,511)	11/06/26	(0.15)%	1D FEDL01	Monthly	(95,987)
Public Storage	JPMorgan Chase Bank N.A.		(16,130,223)	02/09/27	(0.15)%	1D OBFR01	Monthly	381,164
Qorvo, Inc.	Citibank N.A.		(563,653)	02/24/28	(0.15)%	1D OBFR01	Monthly	15,200
Qorvo, Inc.	Morgan Stanley & Co. International PLC		(3,290,603)	11/06/26	(0.15)%	1D FEDL01	Monthly	88,735
QXO, Inc.	Barclays Bank PLC		(5,488,798)	06/29/26	(1.25)%	1D OBFR01	Monthly	(190,972)
QXO, Inc.	JPMorgan Chase Bank N.A.		(25,809,314)	02/09/27	(1.61)%	1D OBFR01	Monthly	2,077,402
Realty Income Corp.	Morgan Stanley & Co. International PLC		(5,242,737)	11/06/26	(0.15)%	1D FEDL01	Monthly	62,554
Regency Centers Corp.	Morgan Stanley & Co. International PLC		(5,362,460)	11/06/26	(0.15)%	1D FEDL01	Monthly	101,345
Republic Services, Inc.	JPMorgan Chase Bank N.A.		(10,869,887)	02/09/27	(0.15)%	1D OBFR01	Monthly	(22,824)
Revvity, Inc.	Morgan Stanley & Co. International PLC		(6,647,765)	11/06/26	(0.15)%	1D FEDL01	Monthly	(521,124)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC		(10,052,598)	11/06/26	(0.15)%	1D FEDL01	Monthly	27,338
102026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shell PLC, ADR	Goldman Sachs Bank USA	USD	(18,992,856)	08/18/26	(0.15)%	1D FEDL01	Monthly	$ 275,904
Shell PLC, ADR	JPMorgan Chase Bank N.A.		(31,576,918)	02/09/27	(0.18)%	1D OBFR01	Monthly	(56,408)
Shell PLC, ADR	Merrill Lynch International		(23,855,815)	02/15/28	(0.15)%	1D OBFR01	Monthly	346,546
Sherwin-Williams Co. (The)	Morgan Stanley & Co. International PLC		(1,068,490)	11/06/26	(0.15)%	1D FEDL01	Monthly	18,115
SiTime Corp.	JPMorgan Chase Bank N.A.		(2,458,332)	02/09/27	(0.15)%	1D OBFR01	Monthly	(57,906)
Skyworks Solutions, Inc.	Citibank N.A.		(611,062)	02/24/28	(0.15)%	1D OBFR01	Monthly	33,882
Skyworks Solutions, Inc.	Morgan Stanley & Co. International PLC		(3,586,177)	11/06/26	(0.15)%	1D FEDL01	Monthly	198,845
Smurfit Westrock PLC	Morgan Stanley & Co. International PLC		(1,061,633)	11/06/26	(0.15)%	1D FEDL01	Monthly	(86,493)
SoFi Technologies, Inc.	JPMorgan Chase Bank N.A.		(1,135,702)	02/09/27	(0.15)%	1D OBFR01	Monthly	(105,408)
Solventum Corp.	Morgan Stanley & Co. International PLC		(7,236,541)	11/06/26	(0.15)%	1D FEDL01	Monthly	177,075
Somnigroup International, Inc.	JPMorgan Chase Bank N.A.		(3,609,873)	02/09/27	(0.15)%	1D OBFR01	Monthly	(78,125)
Southern Co. (The)	JPMorgan Chase Bank N.A.		(944,714)	02/09/27	(0.15)%	1D OBFR01	Monthly	(2,573)
State Street Consumer Staples Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(14,865,262)	02/09/27	0.14%	1D OBFR01	Monthly	224,268
Stryker Corp.	Morgan Stanley & Co. International PLC		(5,877,350)	11/06/26	(0.15)%	1D FEDL01	Monthly	211,524
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Citibank N.A.		(407,756)	02/24/28	(0.15)%	1D OBFR01	Monthly	(14,041)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC		(2,928,725)	11/06/26	(0.15)%	1D FEDL01	Monthly	(100,853)
Teradyne, Inc.	Citibank N.A.		(244,814)	02/24/28	(0.15)%	1D OBFR01	Monthly	(10,839)
Teradyne, Inc.	Morgan Stanley & Co. International PLC		(2,925,946)	11/06/26	(0.15)%	1D FEDL01	Monthly	(129,547)
Texas Instruments, Inc.	Citibank N.A.		(521,946)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,959
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC		(3,867,908)	11/06/26	(0.15)%	1D FEDL01	Monthly	44,157
Textron, Inc.	Morgan Stanley & Co. International PLC		(8,432,382)	11/06/26	(0.15)%	1D FEDL01	Monthly	6,428
Uber Technologies, Inc.	JPMorgan Chase Bank N.A.		(2,372,601)	02/09/27	(0.15)%	1D OBFR01	Monthly	158,802
UDR, Inc.	Morgan Stanley & Co. International PLC		(5,761,822)	11/06/26	(0.15)%	1D FEDL01	Monthly	168,262
Union Pacific Corp.	Citibank N.A.		(65,655,610)	02/24/28	(0.15)%	1D OBFR01	Monthly	800,076
Union Pacific Corp.	JPMorgan Chase Bank N.A.		(170,439,364)	02/09/27	(0.15)%	1D OBFR01	Monthly	1,294,476
United Parcel Service, Inc., Class B	Morgan Stanley & Co. International PLC		(4,601,865)	11/06/26	(0.15)%	1D FEDL01	Monthly	(258,291)
Universal Health Services, Inc., Class B	Barclays Bank PLC		(1,460,281)	03/22/27	(0.15)%	1D OBFR01	Monthly	108,179
Veralto Corp.	Morgan Stanley & Co. International PLC		(4,102,168)	11/06/26	(0.15)%	1D FEDL01	Monthly	215,978
VICI Properties, Inc.	Morgan Stanley & Co. International PLC		(5,302,425)	11/06/26	(0.15)%	1D FEDL01	Monthly	52,094
Vulcan Materials Co.	Morgan Stanley & Co. International PLC		(6,060,112)	11/06/26	(0.15)%	1D FEDL01	Monthly	(517,778)
Waste Connections, Inc.	JPMorgan Chase Bank N.A.		(5,504,234)	02/09/27	(0.15)%	1D OBFR01	Monthly	101,514
Waste Management, Inc.	JPMorgan Chase Bank N.A.		(11,057,096)	02/09/27	(0.15)%	1D OBFR01	Monthly	200,739
Xylem, Inc.	Morgan Stanley & Co. International PLC		(3,716,326)	11/06/26	(0.15)%	1D FEDL01	Monthly	24,937
Total short positions of equity swaps								(12,510,594)
Total long and short positions of equity swaps								(21,513,480)
Net dividends and financing fees								(139,539)
Total equity swap contracts including dividends and financing fees								$ (21,653,019)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ —	$ (1,973,027)	$ —	$ (2,338,598)
OTC Swaps	—	—	31,891,245	(53,544,264)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
11

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 31,891,245	$ —	$ —	$ —	$ 31,891,245
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 60,859,229	$ —	$ —	$ —	$ 60,859,229
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	2,338,598	—	—	—	—	2,338,598
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	53,544,264	—	—	—	53,544,264
	$ —	$ 2,338,598	$ 114,403,493	$ —	$ —	$ —	$ 116,742,091

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended May 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (29,411,972)	$ —	$ —	$ —	$ (29,411,972)
Swaps	—	1,459,820	(67,262,527)	—	—	—	(65,802,707)
	$ —	$ 1,459,820	$ (96,674,499)	$ —	$ —	$ —	$ (95,214,679)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (56,706,786)	$ —	$ —	$ —	$ (56,706,786)
Swaps	—	(2,338,598)	(8,442,880)	—	—	—	(10,781,478)
	$ —	$ (2,338,598)	$ (65,149,666)	$ —	$ —	$ —	$ (67,488,264)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$ 325,931,011
Credit default swaps:
Average notional value — buy protection	18,407,500
Equity swaps:
Average notional value — long	1,367,354,780
Average notional value — short	1,312,550,553

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
122026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 851,375	$ 661,028
Swaps — centrally cleared	—	272,513
Swaps — OTC(a)	31,891,245	53,544,264
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$ 32,742,620	$ 54,477,805
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(851,375)	(1,073,080)
Total derivative assets and liabilities subject to an MNA	$ 31,891,245	$ 53,404,725

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$ 572,732	$ (572,732)	$ —	$ —	$ —
Citibank N.A.	11,522,263	(11,522,263)	—	—	—
Goldman Sachs Bank USA	1,110,324	(845,883)	—	—	264,441
JPMorgan Chase Bank N.A.	11,376,566	(11,376,566)	—	—	—
Merrill Lynch International	467,428	—	—	—	467,428
Morgan Stanley & Co. International PLC	4,865,427	(4,865,427)	—	—	—
SG Americas Securities LLC	327,867	(152,831)	—	(175,036)	—
UBS AG	1,648,638	(1,648,638)	—	—	—
	$ 31,891,245	$ (30,984,340)	$ —	$ (175,036)	$ 731,869
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$ 808,607	$ (572,732)	$ —	$ —	$ 235,875
BNP Paribas SA	934,976	—	—	—	934,976
Citibank N.A.	16,944,760	(11,522,263)	—	(5,422,497)	—
Goldman Sachs Bank USA	845,883	(845,883)	—	—	—
JPMorgan Chase Bank N.A.	18,221,562	(11,376,566)	—	(6,844,996)	—
Morgan Stanley & Co. International PLC	13,700,075	(4,865,427)	—	(8,834,648)	—
SG Americas Securities LLC	152,831	(152,831)	—	—	—
UBS AG	1,796,031	(1,648,638)	—	(147,393)	—
	$ 53,404,725	$ (30,984,340)	$ —	$ (21,249,534)	$ 1,170,851

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
13

Schedule of Investments  (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,133,789,913	$ —	$ —	$ 2,133,789,913
Corporate Bonds	—	350,544,229	—	350,544,229
Floating Rate Loan Interests	—	210,249,305	—	210,249,305
Investment Companies	—	564,537	—	564,537
Preferred Securities	19,876,272	—	540,595	20,416,867
Rights	—	32,231	212,648	244,879
Short-Term Securities
Money Market Funds	2,040,716,532	—	—	2,040,716,532
Unfunded Floating Rate Loan Interests(a)	—	246,675	—	246,675
	$ 4,194,382,717	$ 561,636,977	$ 753,243	$ 4,756,772,937
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 31,891,245	$ —	$ 31,891,245
Liabilities
Credit Contracts	—	(2,338,598)	—	(2,338,598)
Equity Contracts	(60,859,229)	(53,544,264)	—	(114,403,493)
	$ (60,859,229)	$ (23,991,617)	$ —	$ (84,850,846)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
142026 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026

BlackRock Event Driven Equity Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,715,809,730
Investments, at value — affiliated(c)	2,040,716,532
Cash pledged:
Collateral — OTC derivatives	57,494,048
Futures contracts	32,465,000
Centrally cleared swaps	2,374,000
Foreign currency, at value(d)	3,697
Receivables:
Investments sold	17,539,480
Securities lending income — affiliated	5,926
Swaps	50,142,691
Capital shares sold	8,920,476
Dividends — unaffiliated	907,987
Dividends — affiliated	6,271,337
Interest — unaffiliated	5,035,135
Due from broker	8,212,092
Variation margin on futures contracts	851,375
Unrealized appreciation on:
OTC swaps	31,891,245
Unfunded floating rate loan interests	246,675
Prepaid expenses	140,663
Total assets	4,979,028,089
LIABILITIES
Cash received:
Collateral — OTC derivatives	5,620,000
Collateral on securities loaned	17,094,934
Payables:
Investments purchased	50,794,679
Swaps	52,823,204
Capital shares redeemed	10,281,783
Investment advisory fees	4,466,057
Directors’ and Officer’s fees	2,913
Other accrued expenses	1,079,095
Other affiliate fees	4,506
Professional fees	78,628
Service and distribution fees	29,816
Variation margin on futures contracts	661,028
Variation margin on centrally cleared swaps	272,513
Unrealized depreciation on OTC swaps	53,544,264
Total liabilities	196,753,420
Commitments and contingent liabilities
NET ASSETS	$ 4,782,274,669
NET ASSETS CONSIST OF:
Paid-in capital	$ 4,353,090,767
Accumulated earnings	429,183,902
NET ASSETS	$ 4,782,274,669
(a) Investments, at cost — unaffiliated	$ 2,301,630,389
(b) Securities loaned, at value	$ 16,573,151
(c) Investments, at cost — affiliated	$ 2,040,716,505
(d) Foreign currency, at cost	$ 3,108

Statement of Assets and Liabilities
15

Statement of Assets and Liabilities (continued)
May 31, 2026
BlackRock Event Driven Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 4,668,912,888
Shares outstanding	441,036,209
Net asset value	$ 10.59
Shares authorized	3,650,000,000
Par value	$ 0.10
Investor A
Net assets	$ 97,332,915
Shares outstanding	9,699,291
Net asset value	$ 10.04
Shares authorized	200,000,000
Par value	$ 0.10
Investor C
Net assets	$ 16,028,866
Shares outstanding	1,842,251
Net asset value	$ 8.70
Shares authorized	100,000,000
Par value	$ 0.10
See notes to financial statements.
162026 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2026

BlackRock Event Driven Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 28,662,432
Dividends — affiliated	70,502,799
Interest — unaffiliated	30,020,525
Securities lending income — affiliated — net	794,662
Foreign taxes withheld	(76,384)
Total investment income	129,904,034
EXPENSES
Investment advisory	53,791,072
Transfer agent — class specific	4,716,633
Service and distribution — class specific	427,640
Accounting services	294,366
Professional	229,774
Registration	162,464
Custodian	50,242
Directors and Officer	36,146
Printing and postage	32,055
Miscellaneous	60,384
Total expenses excluding interest expense	59,800,776
Interest expense	67,962
Total expenses	59,868,738
Less:
Fees waived and/or reimbursed by the Manager	(2,739,302)
Total expenses after fees waived and/or reimbursed	57,129,436
Net investment income	72,774,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	204,562,531
Investments — affiliated	12,300,019
Futures contracts	(29,411,972)
Foreign currency transactions	54,763
Swaps	(65,802,707)
121,702,634
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	142,182,195
Investments — affiliated	(8,942,571)
Futures contracts	(56,706,786)
Foreign currency translations	11,234
Swaps	(10,781,478)
Unfunded floating rate loan interests	246,675
66,009,269
Net realized and unrealized gain	187,711,903
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 260,486,501
See notes to financial statements.
Statement of Operations
17

Statements of Changes in Net Assets

	BlackRock Event Driven Equity Fund
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 72,774,598	$ 140,011,735
Net realized gain	121,702,634	121,809,221
Net change in unrealized appreciation (depreciation)	66,009,269	27,483,037
Net increase in net assets resulting from operations	260,486,501	289,303,993
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(185,681,198)	(94,413,645)
Investor A	(4,158,023)	(1,963,039)
Investor C	(745,116)	(311,693)
Decrease in net assets resulting from distributions to shareholders	(190,584,337)	(96,688,377)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	139,545,869	(836,994,612)
NET ASSETS
Total increase (decrease) in net assets	209,448,033	(644,378,996)
Beginning of year	4,572,826,636	5,217,205,632
End of year	$ 4,782,274,669	$ 4,572,826,636

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Event Driven Equity Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 10.44	$ 10.02	$ 9.52	$ 9.83	$ 10.31
Net investment income (loss)(a)	0.16	0.30	0.34	0.17	(0.08)
Net realized and unrealized gain (loss)	0.42	0.33	0.36	(0.23)	(0.14)
Net increase (decrease) from investment operations	0.58	0.63	0.70	(0.06)	(0.22)
Distributions(b)
From net investment income	(0.36)	(0.16)	(0.20)	(0.11)	(0.04)
From net realized gain	(0.07)	(0.05)	—	(0.14)	(0.22)
Total distributions	(0.43)	(0.21)	(0.20)	(0.25)	(0.26)
Net asset value, end of year	$ 10.59	$ 10.44	$ 10.02	$ 9.52	$ 9.83
Total Return(c)
Based on net asset value	5.76%	6.37%	7.35%	(0.65)%	(2.12)%
Ratios to Average Net Assets(d)
Total expenses	1.24%	1.24%	1.23%	1.20%	1.20%
Total expenses after fees waived and/or reimbursed	1.19%	1.16%	1.15%	1.13%	1.16%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.19%	1.15%	1.15%	1.13%	1.16%
Net investment income (loss)	1.53%	2.95%	3.46%	1.78%	(0.77)%
Supplemental Data
Net assets, end of year (000)	$ 4,668,913	$ 4,449,363	$ 5,077,733	$ 6,828,961	$ 8,598,511
Portfolio turnover rate(e)	145%	81%	32%	33%	37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in equity swaps.
See notes to financial statements.
Financial Highlights
19

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Event Driven Equity Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 9.92	$ 9.53	$ 9.07	$ 9.39	$ 9.86
Net investment income (loss)(a)	0.13	0.26	0.30	0.14	(0.10)
Net realized and unrealized gain (loss)	0.40	0.32	0.34	(0.22)	(0.13)
Net increase (decrease) from investment operations	0.53	0.58	0.64	(0.08)	(0.23)
Distributions(b)
From net investment income	(0.34)	(0.14)	(0.18)	(0.10)	(0.02)
From net realized gain	(0.07)	(0.05)	—	(0.14)	(0.22)
Total distributions	(0.41)	(0.19)	(0.18)	(0.24)	(0.24)
Net asset value, end of year	$ 10.04	$ 9.92	$ 9.53	$ 9.07	$ 9.39
Total Return(c)
Based on net asset value	5.50%	6.12%	7.11%	(0.94)%	(2.33)%
Ratios to Average Net Assets(d)
Total expenses	1.49%	1.47%	1.46%	1.44%	1.46%
Total expenses after fees waived and/or reimbursed	1.43%	1.38%	1.37%	1.37%	1.43%
Net investment income (loss)	1.31%	2.71%	3.24%	1.50%	(1.03)%
Supplemental Data
Net assets, end of year (000)	$ 97,333	$ 103,399	$ 110,916	$ 156,434	$ 221,644
Portfolio turnover rate(e)	145%	81%	32%	33%	37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in equity swaps.
See notes to financial statements.
202026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Event Driven Equity Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 8.66	$ 8.32	$ 7.97	$ 8.29	$ 8.75
Net investment income (loss)(a)	0.05	0.17	0.20	0.06	(0.15)
Net realized and unrealized gain (loss)	0.33	0.28	0.29	(0.18)	(0.12)
Net increase (decrease) from investment operations	0.38	0.45	0.49	(0.12)	(0.27)
Distributions(b)
From net investment income	(0.27)	(0.06)	(0.14)	(0.06)	—
From net realized gain	(0.07)	(0.05)	—	(0.14)	(0.19)
Total distributions	(0.34)	(0.11)	(0.14)	(0.20)	(0.19)
Net asset value, end of year	$ 8.70	$ 8.66	$ 8.32	$ 7.97	$ 8.29
Total Return(c)
Based on net asset value	4.54%	5.47%	6.20%	(1.52)%	(3.17)%
Ratios to Average Net Assets(d)
Total expenses	2.25%	2.23%	2.23%	2.20%	2.20%
Total expenses after fees waived and/or reimbursed	2.19%	2.14%	2.14%	2.13%	2.16%
Net investment income (loss)	0.59%	2.01%	2.46%	0.74%	(1.77)%
Supplemental Data
Net assets, end of year (000)	$ 16,029	$ 20,064	$ 28,557	$ 44,172	$ 68,083
Portfolio turnover rate(e)	145%	81%	32%	33%	37%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in equity swaps.
See notes to financial statements.
Financial Highlights
21

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Event Driven Equity Fund (the “Fund”) is a series of the Corporation. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
222026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
Notes to Financial Statements
23

Notes to Financial Statements  (continued)
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and
242026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CoreWeave Financing DDTL V LLC, Delayed Draw Loan	$ 10,288,402	$ 10,251,919	$ 10,498,594	$ 246,675
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in
Notes to Financial Statements
25

Notes to Financial Statements  (continued)
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Goldman Sachs & Co. LLC	$ 5,311,022	$ (5,311,022)	$ —	$ —
Morgan Stanley	9,731,706	(9,731,706)	—	—
SG Americas Securities LLC	400,437	(400,437)	—	—
TD Securities (USA) LLC	1,129,986	(1,129,986)	—	—
	$ 16,573,151	$ (16,573,151)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation
262026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
• Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
• Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
Notes to Financial Statements
27

Notes to Financial Statements  (continued)
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	1.20%
$1 billion - $3 billion	1.13
$3 billion - $5 billion	1.08
$5 billion - $10 billion	1.04
Greater than $10 billion	1.02
Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Total
Service and distribution — class specific	$249,903	$177,737	$427,640
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Investor C	Total
Reimbursed amounts	$ 5,932	$ 1,493	$ 392	$ 7,817
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Total
Transfer agent — class specific	$ 4,604,229	$ 93,392	$ 19,012	$ 4,716,633
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $1,077.
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Event Driven Equity	$482	$100
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2026, the amount waived and/or reimbursed was $1,204,647.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended May 31, 2026, the Manager waived $1,534,655 in investment advisory fees pursuant to this arrangement.
282026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitations
Institutional	1.38%
Investor A	1.65
Investor C	2.39
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended May 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended May 31, 2026, the Fund paid BIM $185,564 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were $4,529,240,574 and $4,816,530,406, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Notes to Financial Statements
29

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Fund as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
	Year Ended 05/31/26	Year Ended 05/31/25
Ordinary income	$ 157,029,881	$ 73,592,729
Long-term capital gains	33,554,456	23,095,648
	$ 190,584,337	$ 96,688,377
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Ordinary Losses(b)	Total
Event Driven Equity	$ 85,162,437	$ 383,908,460	$ (39,886,995)	$ 429,183,902

(a)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, the accounting for swap agreements and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales.

(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Event Driven Equity	$ 4,370,716,466	$ 537,931,134	$ (153,813,126)	$ 384,118,008

9.
BANK BORROWINGS
The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
302026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	154,558,109	$1,609,424,962	100,302,619	$1,019,733,194
Shares issued in reinvestment of distributions	11,959,946	123,726,753	6,220,141	61,952,607
Shares redeemed	(151,558,324)	(1,582,338,770)	(187,125,828)	(1,897,635,278)
	14,959,731	$150,812,945	(80,603,068)	$(815,949,477)
Notes to Financial Statements
31

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Share Class	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	2,625,605	$25,979,426	2,902,288	$28,114,139
Shares issued in reinvestment of distributions	395,750	3,884,568	196,841	1,864,083
Shares redeemed	(3,742,941)	(37,029,390)	(4,316,365)	(41,648,340)
	(721,586)	$(7,165,396)	(1,217,236)	$(11,670,118)
Investor C
Shares sold	118,337	$1,021,601	102,611	$862,547
Shares issued in reinvestment of distributions	86,227	736,360	37,202	308,409
Shares redeemed and automatic conversion of shares	(680,412)	(5,859,641)	(1,252,737)	(10,545,973)
	(475,848)	$(4,101,680)	(1,112,924)	$(9,375,017)
	13,762,297	$139,545,869	(82,933,228)	$(836,994,612)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
322026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Event Driven Equity Fund and the Board of Directors of BlackRock Large Cap Series Funds, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Event Driven Equity Fund of BlackRock Large Cap Series Funds, Inc. (the “Fund”), including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm
33

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
BlackRock Event Driven Equity Fund	$ 16,259,542
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Business Income
BlackRock Event Driven Equity Fund	$ 225,178
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Event Driven Equity Fund	$ 33,554,456
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
BlackRock Event Driven Equity Fund	$ 12,312,022
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Event Driven Equity Fund	23.99%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
BlackRock Event Driven Equity Fund	$ 49,309,835
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends
BlackRock Event Driven Equity Fund	$ 42,485,796
342026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
35

Additional Information (continued)
Fund and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Corporation
100 Bellevue Parkway
Wilmington, DE 19809
362026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Corporation, on behalf of BlackRock Event Driven Equity Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement
37

Disclosure of Investment Advisory Agreement (continued)
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed
382026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Corporation, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
39

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
ADR	American Depositary Receipt
CABROVER	Bank of Canada Overnight Rate Target
CME	Chicago Mercantile Exchange
CORRA	Canadian OvernightRepo Rate Average
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
402026 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

5

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date:	July 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date:	July 27, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc.

Date:	July 27, 2026

7